UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	2/28/2009

Date of reporting period:	5/31/2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds – 70.1%
CONSUMER DISCRETIONARY – 9.0%
Automobiles – 1.3%
Ford Motor Co.
	4.250% 12/15/36	10,090,000	9,598,112
Automobiles Total			9,598,112
Diversified Consumer Services – 0.3%
Stewart Enterprises, Inc.
	3.125% 07/15/14(a)	3,000,000	2,707,500
Diversified Consumer Services Total			2,707,500
Hotels, Restaurants & Leisure – 2.1%
Carnival Corp.
	(b) 0.500% 04/29/33 (0.000% 10/29/08)	5,792,000	3,779,280
International Game Technology
	2.600% 12/15/36(a)	1,648,000	1,610,920
	2.600% 12/15/36	2,002,000	1,956,955
Morgans Hotel Group Co.
	2.375% 10/15/14(a)	1,000,000	745,000
Scientific Games Corp.
	(b) 0.750% 12/01/24(a) (0.500% 06/01/10)	5,225,000	6,394,094
	(b) 0.750% 12/01/24 (0.500% 06/01/10)	800,000	979,000
Hotels, Restaurants & Leisure Total			15,465,249
Media – 4.1%
Liberty Media Corp.
	3.125% 03/30/23	12,607,000	13,552,525
Lions Gate Entertainment Corp.
	2.938% 10/15/24(a)	3,006,000	3,111,210
	2.938% 10/15/24	1,630,000	1,687,050
	(b) 3.625% 03/15/25 (3.125% 03/15/12)	2,905,000	2,821,481
Omnicom Group, Inc.
	(c) 07/31/32	2,922,000	2,976,788
Sirius Satellite Radio, Inc.
	2.500% 02/15/09	2,338,000	2,326,310
Virgin Media, Inc.
	6.500% 11/15/16(a)	4,000,000	4,540,000
Media Total			31,015,364
Specialty Retail – 1.2%
Best Buy Co., Inc.
	2.250% 01/15/22	964,000	1,083,295

1

		Par ($)	Value ($)*
Convertible Bonds – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Pier 1 Imports, Inc.
	6.375% 02/15/36	500,000	438,125
United Auto Group, Inc.
	3.500% 04/01/26(a)	6,085,000	6,617,437
	3.500% 04/01/26	700,000	761,250
Specialty Retail Total			8,900,107
CONSUMER DISCRETIONARY TOTAL			67,686,332
CONSUMER STAPLES – 1.1%
Food Products – 0.7%
Archer-Daniels-Midland Co.
	0.875% 02/15/14(a)	4,100,000	4,602,250
	0.875% 02/15/14	675,000	757,688
Food Products Total			5,359,938
Household Products – 0.4%
Church & Dwight
	5.250% 08/15/33(a)	1,738,000	3,202,265
Household Products Total			3,202,265
CONSUMER STAPLES TOTAL			8,562,203
ENERGY – 7.6%
Energy Equipment & Services – 4.5%
Cameron International Corp.
	2.500% 06/15/26	1,870,000	3,066,800
Global Industries Ltd.
	2.750% 08/01/27(a)	3,000,000	2,347,500
Hornbeck Offshore Services, Inc.
	(b) 1.625% 11/15/26(a) (1.375% 11/15/13)	5,000,000	6,269,000
	(b) 1.625% 11/15/26 (1.375% 11/15/13)	180,000	225,684
Nabors Industries, Inc.
	0.940% 05/15/11	4,870,000	5,417,875
Transocean, Inc.
	1.500% 12/15/37	5,615,000	6,351,969
	1.625% 12/15/37	8,770,000	9,833,362
Energy Equipment & Services Total			33,512,190
Oil, Gas & Consumable Fuels – 3.1%
Chesapeake Energy Corp.
	2.250% 12/15/38	4,630,000	4,554,763
	2.750% 11/15/35	8,443,000	12,949,451

2

		Par ($)	Value ($)*
Convertible Bonds – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Patriot Coal Corp.
	3.250% 05/31/13(a)	1,500,000	1,634,535
Peabody Energy Corp.
	4.750% 12/15/41	2,760,000	4,008,900
Oil, Gas & Consumable Fuels Total			23,147,649
ENERGY TOTAL			56,659,839
FINANCIALS – 5.5%
Capital Markets – 1.0%
BlackRock, Inc.
	2.625% 02/15/35	1,800,000	4,027,500
Merrill Lynch & Co., Inc.
	(c) 03/13/32	2,820,000	3,080,568
Capital Markets Total			7,108,068
Insurance – 0.8%
American Equity Investment Life Insurance Co.
	5.250% 12/06/24(a)	3,488,000	3,566,480
Prudential Financial, Inc.
	0.501% 12/12/36(d)	875,000	852,556
	1.170% 12/15/37(a)(d)	2,000,000	1,915,080
Insurance Total			6,334,116
Real Estate Investment Trusts (REITs) – 3.7%
Boston Properties, Inc.
	3.750% 05/15/36	3,893,000	4,511,014
General Growth Properties, Inc.
	3.980% 04/15/27(a)	2,000,000	1,640,000
Host Hotels & Resorts, Inc.
	2.625% 04/15/27(a)	2,000,000	1,722,500
Prologis
	1.875% 11/15/37	2,730,000	2,552,550
	2.250% 04/01/37(a)	6,000,000	5,910,000
Rayonier TRS Holdings, Inc.
	3.750% 10/15/12(a)	4,500,000	4,792,500
Vornado Realty Trust
	3.625% 11/15/26	6,740,000	6,403,000
Real Estate Investment Trusts (REITs) Total			27,531,564
FINANCIALS TOTAL			40,973,748

3

		Par ($)	Value ($)*
Convertible Bonds – (continued)
HEALTH CARE – 17.5%
Biotechnology – 4.9%
Amgen, Inc.
	0.125% 02/01/11(a)	2,982,000	2,687,528
	0.375% 02/01/13(a)	3,030,000	2,609,588
	0.375% 02/01/13	3,774,000	3,250,357
Amylin Pharmaceuticals, Inc.
	3.000% 06/15/14(a)	4,082,000	3,617,672
	3.000% 06/15/14	4,650,000	4,121,062
Genzyme Corp.
	1.250% 12/01/23	4,800,000	5,160,000
Gilead Sciences, Inc.
	0.500% 05/01/11	3,860,000	5,746,575
Invitrogen Corp.
	3.250% 06/15/25	4,886,000	5,563,932
Isis Pharmaceuticals, Inc.
	2.625% 02/15/27(a)	1,000,000	1,191,250
	2.625% 02/15/27	935,000	1,113,819
PDL BioPharma, Inc.
	2.000% 02/15/12	1,927,000	1,621,089
Biotechnology Total			36,682,872
Health Care Equipment & Supplies – 6.8%
Advanced Medical Optics, Inc.
	2.500% 07/15/24(a)	3,250,000	3,022,500
Beckman Coulter, Inc.
	2.500% 12/15/36(a)	220,000	246,675
	2.500% 12/15/36	3,835,000	4,299,994
Edwards Lifesciences Corp.
	3.875% 05/15/33	7,955,000	8,472,075
Fisher Scientific International, Inc.
	3.250% 03/01/24	8,127,000	12,901,612
Hologic, Inc.
	(b) 2.000% 12/15/37 (0.000% 12/15/13)	10,280,000	9,149,200
Integra LifeSciences Holdings Corp.
	2.750% 06/01/10(a)	3,000,000	2,808,750
Medtronic, Inc.
	1.500% 04/15/11(a)	5,975,000	6,258,813
	1.500% 04/15/11	3,810,000	3,990,975
Health Care Equipment & Supplies Total			51,150,594

4

		Par ($)	Value ($)*
Convertible Bonds – (continued)
Health Care Providers & Services – 1.6%
Chemed Corp.
	1.875% 05/15/14(a)	2,250,000	1,665,000
Emdeon Corp.
	3.125% 09/01/25	1,925,000	1,722,875
Henry Schein, Inc.
	3.000% 08/15/34(a)	3,980,000	5,183,950
LifePoint Hospitals, Inc.
	3.500% 05/15/14	3,408,000	3,092,760
Health Care Providers & Services Total			11,664,585
Health Care Technology – 0.8%
Inverness Medical Innovations, Inc.
	3.000% 05/15/16(a)	6,000,000	6,255,000
Health Care Technology Total			6,255,000
Life Sciences Tool & Services – 0.5%
Millipore Corp.
	3.750% 06/01/26	3,515,000	3,695,144
Life Sciences Tool & Services Total			3,695,144
Pharmaceuticals – 2.9%
Allergan, Inc.
	1.500% 04/01/26(a)	4,180,000	4,598,000
	1.500% 04/01/26	2,035,000	2,238,500
Bristol-Myers Squibb Co.
	2.300% 09/15/23(d)	3,500,000	3,465,000
Teva Pharmaceutical Finance Co., BV
	1.750% 02/01/26	1,935,000	2,140,594
Wyeth
	3.581% 01/15/24(a)(d)	3,138,000	3,185,729
	3.581% 01/15/24(d)	6,142,000	6,235,420
Pharmaceuticals Total			21,863,243
HEALTH CARE TOTAL			131,311,438
INDUSTRIALS – 11.3%
Aerospace & Defense – 5.0%
Ceradyne, Inc.
	2.875% 12/15/35	1,945,000	1,969,313
DRS Technologies, Inc.
	2.000% 02/01/26(a)	4,450,000	6,018,625
L-3 Communications Corp.
	3.000% 08/01/35	10,926,000	13,411,665
Lockheed Martin Corp.
	2.426% 08/15/33(d)	10,535,000	16,092,212
	Aerospace & Defense Total		37,491,815

5

		Par ($)	Value ($)*
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Airlines – 0.1%
UAL Corp.
	5.000% 02/01/21	1,855,000	948,369
Airlines Total			948,369
Commercial Services & Supplies – 1.6%
Covanta Holding Corp.
	1.000% 02/01/27	7,915,000	8,785,650
Waste Connections, Inc.
	3.750% 04/01/26	2,918,000	3,293,692
Commercial Services & Supplies Total			12,079,342
Electrical Equipment – 2.7%
General Cable Corp.
	1.000% 10/15/12(a)	7,500,000	8,118,750
Roper Industries, Inc.
	(b) 1.481% 01/15/34 (0.000% 01/15/09)	10,590,000	8,604,375
Suntech Power Holdings Co. Ltd.
	0.250% 02/15/12	2,820,000	3,126,675
Electrical Equipment Total			19,849,800
Machinery – 1.4%
Barnes Group, Inc.
	3.750% 08/01/25	1,657,000	2,647,058
Trinity Industries, Inc.
	3.875% 06/01/36	7,714,000	8,012,917
Machinery Total			10,659,975
Trading Companies & Distributors – 0.5%
WESCO International, Inc.
	2.625% 10/15/25	2,900,000	3,545,250
Trading Companies & Distributors Total			3,545,250
INDUSTRIALS TOTAL			84,574,551
INFORMATION TECHNOLOGY – 15.9%
Communications Equipment – 0.3%
Arris Group, Inc.
	2.000% 11/15/26	2,435,000	2,169,098
Communications Equipment Total			2,169,098

6

		Par ($)	Value ($)*
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 2.2%
EMC Corp.
	1.750% 12/01/11(a)	3,500,000	4,449,375
	1.750% 12/01/11	9,690,000	12,318,413
Computers & Peripherals Total			16,767,788
Electronic Equipment & Instruments – 1.1%
Avnet, Inc.
	2.000% 03/15/34	3,768,000	4,036,470
L-1 Identity Solutions, Inc.
	3.750% 05/15/27(a)	5,000,000	4,450,000
Electronic Equipment & Instruments Total			8,486,470
Internet Software & Services – 0.6%
Equinix, Inc.
	2.500% 04/15/12	4,440,000	4,673,100
Internet Software & Services Total			4,673,100
IT Services – 1.5%
CSG Systems International, Inc.
	2.500% 06/15/24(a)	4,000,000	3,420,000
DST Systems, Inc.
	4.125% 08/15/23(a)	3,930,000	5,482,350
VeriFone Holdings, Inc.
	1.375% 06/15/12(a)	3,000,000	2,306,250
IT Services Total			11,208,600
Semiconductors & Semiconductor Equipment – 5.5%
Agere Systems, Inc.
	6.500% 12/15/09	3,440,000	3,504,500
Amkor Technology, Inc.
	2.500% 05/15/11	967,000	991,175
ASM International NV
	4.250% 12/06/11(a)	1,147,000	1,443,786
	4.250% 12/06/11	738,000	928,958
Cypress Semiconductor Corp.
	1.000% 09/15/09(a)	2,000,000	2,545,000
	1.000% 09/15/09	1,800,000	2,290,500
Intel Corp.
	2.950% 12/15/35(a)	6,125,000	6,186,250
	2.950% 12/15/35	4,743,000	4,790,430
Linear Technology Corp.
	3.000% 05/01/27(a)	2,500,000	2,543,750
	3.125% 05/01/27(a)	565,000	571,356
	3.125% 05/01/27	2,745,000	2,775,881

7

		Par ($)	Value ($)*
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ON Semiconductor Corp.
	2.625% 12/15/26	4,775,000	5,533,031
Xilinx, Inc.
	3.125% 03/15/37	6,810,000	6,792,975
Semiconductors & Semiconductor Equipment Total			40,897,592
Software – 4.7%
Amdocs Ltd.
	0.500% 03/15/24	2,950,000	2,931,562
Cadence Design Systems, Inc.
	1.375% 12/15/11	8,758,000	7,904,095
Lawson Software, Inc.
	2.500% 04/15/12(a)	5,000,000	4,912,500
Sybase, Inc.
	1.750% 02/22/25(a)	10,620,000	14,230,800
Symantec Corp.
	0.750% 06/15/11(a)	4,000,000	4,955,000
Software Total			34,933,957
INFORMATION TECHNOLOGY TOTAL			119,136,605
TELECOMMUNICATION SERVICES – 1.6%
Wireless Telecommunication Services – 1.6%
NII Holdings, Inc.
	2.750% 08/15/25	1,875,000	2,282,813
	3.125% 06/15/12(a)	8,000,000	6,910,000
SBA Communications Corp.
	1.875% 05/01/13(a)	3,000,000	3,172,200
Wireless Telecommunication Services Total			12,365,013
TELECOMMUNICATION SERVICES TOTAL			12,365,013
UTILITIES – 0.6%
Multi-Utilities – 0.6%
CMS Energy Corp.
	2.875% 12/01/24	3,940,000	4,821,575
Multi-Utilities Total			4,821,575
UTILITIES TOTAL			4,821,575

	Total Convertible Bonds (cost of $496,819,100)		526,091,304

8

		Shares	Value ($)
Convertible Preferred Stocks – 23.5%
CONSUMER DISCRETIONARY – 1.5%
Automobiles – 1.5%
	General Motors Corp., Series B, 5.250%	681,000	11,045,003
Automobiles Total			11,045,003
CONSUMER DISCRETIONARY TOTAL			11,045,003
CONSUMER STAPLES – 2.3%
Food Products – 2.3%
	Archer-Daniels-Midland Co., 6.250%	175,500	8,709,187
	Lehman Brothers Holdings, Inc., 6.000%	329,500	8,165,010
Food Products Total			16,874,197
CONSUMER STAPLES TOTAL			16,874,197
ENERGY – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
	El Paso Corp., 4.990%	5,465	8,621,038
Oil, Gas & Consumable Fuels Total			8,621,038
ENERGY TOTAL			8,621,038
FINANCIALS – 10.8%
Capital Markets – 1.8%
	Lehman Brothers Holdings, Inc., 7.250%	8,470	9,189,950
	Morgan Stanley, 6.050% (a)	25,556	4,578,613
Capital Markets Total			13,768,563
Consumer Finance – 0.3%
	SLM Corp., 7.250%	1,860	2,074,830
Consumer Finance Total			2,074,830
Diversified Financial Services – 0.9%
	Citigroup, Inc., 6.500%	138,950	6,704,337
Diversified Financial Services Total			6,704,337
Insurance – 3.5%
	Alleghany Corp., 5.750%	23,025	7,935,371
	American International Group, Inc., 8.500%	106,000	7,842,940
	Metlife, Inc., 6.375%	363,070	10,619,797
Insurance Total			26,398,108
Real Estate Investment Trusts (REITs) – 2.0%
	Digital Realty Trust , LP, 5.500%	190,000	5,272,500
	Entertainment Properties Trust, 5.750% (e)	147,000	3,133,305
	FelCor Lodging Trust, Inc., 7.800%	168,167	3,321,298
	Simon Property Group, Inc., 6.000%	39,900	3,187,013
Real Estate Investment Trusts (REITs) Total			14,914,116

9

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.3%
	Allegro Investment Corp. SA (a)	151,012	4,433,048
	Federal National Mortgage Association, 8.750%	171,000	8,528,625
	Washington Mutual, Inc., 7.750%	5,715	4,343,400
Thrifts & Mortgage Finance Total			17,305,073
FINANCIALS TOTAL			81,165,027
HEALTH CARE – 1.5%
Pharmaceuticals – 1.5%
	Mylan, Inc., 6.500%	3,650	3,462,609
	Schering-Plough Corp., 6.000%	40,750	7,966,625
Pharmaceuticals Total			11,429,234
HEALTH CARE TOTAL			11,429,234
INDUSTRIALS – 0.8%
Electrical Equipment – 0.1%
	Medis Technologies Ltd., 7.250% (a)	150	476,250
Electrical Equipment Total			476,250
Road & Rail – 0.7%
	Kansas City Southern, 5.125%	3,191	5,568,295
Road & Rail Total			5,568,295
INDUSTRIALS TOTAL			6,044,545
INFORMATION TECHNOLOGY – 0.7%
Computers & Peripherals – 0.7%
	Morgan Stanley, Inc., 10.000% (a)	188,840	5,349,837
Computers & Peripherals Total			5,349,837
INFORMATION TECHNOLOGY TOTAL			5,349,837
MATERIALS – 2.9%
Metals & Mining – 2.9%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	109,100	18,015,137

10

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Vale Capital Ltd., 5.500%	49,600	3,702,640
Metals & Mining Total			21,717,777
MATERIALS TOTAL			21,717,777
TELECOMMUNICATION SERVICES – 1.1%
Wireless Telecommunication Services – 1.1%
	Crown Castle International Corp., 6.250%	137,185	8,299,693
Wireless Telecommunication Services Total			8,299,693
TELECOMMUNICATION SERVICES TOTAL			8,299,693
UTILITIES – 0.7%
Electric Utilities – 0.7%
	Entergy Corp., 7.625%	76,880	5,443,104
Electric Utilities Total			5,443,104
UTILITIES TOTAL			5,443,104

	Total Convertible Preferred Stocks (cost of $171,983,842)		175,989,455
Common Stocks – 5.1%
CONSUMER DISCRETIONARY – 0.5%
Media – 0.5%
	Walt Disney Co.	100,000	3,360,000
Media Total			3,360,000
CONSUMER DISCRETIONARY TOTAL			3,360,000
CONSUMER STAPLES – 0.4%
Food & Staples Retailing – 0.4%
	Costco Wholesale Corp.	45,000	3,209,400
Food & Staples Retailing Total			3,209,400
CONSUMER STAPLES TOTAL			3,209,400
ENERGY – 1.3%
Energy Equipment & Services – 0.6%
	Halliburton Co.	100,000	4,858,000
Energy Equipment & Services Total			4,858,000
Oil, Gas & Consumable Fuels – 0.7%
	PetroChina Co., Ltd., Class H	3,500,000	5,032,099
Oil, Gas & Consumable Fuels Total			5,032,099
ENERGY TOTAL			9,890,099
FINANCIALS – 0.5%
Diversified Financial Services – 0.2%
	CME Group, Inc.	4,000	1,721,200
Diversified Financial Services Total			1,721,200

11

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.3%
	Freddie Mac	87,000	2,211,540
Thrifts & Mortgage Finance Total			2,211,540
FINANCIALS TOTAL			3,932,740
INFORMATION TECHNOLOGY – 0.9%
Semiconductors & Semiconductor Equipment – 0.3%
	NVIDIA Corp. (e)	80,000	1,976,000
Semiconductors & Semiconductor Equipment Total			1,976,000
Software – 0.6%
	Nintendo Co., Ltd.	8,000	4,401,442
Software Total			4,401,442
INFORMATION TECHNOLOGY TOTAL			6,377,442
TELECOMMUNICATION SERVICES – 0.5%
Wireless Telecommunication Services – 0.5%
	China Mobile Ltd.	250,000	3,674,445
Wireless Telecommunication Services Total			3,674,445
TELECOMMUNICATION SERVICES TOTAL			3,674,445
UTILITIES – 1.0%
Multi-Utilities – 1.0%
	CenterPoint Energy, Inc.	326,018	5,522,742
	Public Service Enterprise Group, Inc.	50,000	2,213,000
Multi-Utilities Total			7,735,742
UTILITIES TOTAL			7,735,742

	Total Common Stocks (cost of $39,370,691)		38,179,868

		Units
Purchased Call Option – 0.0%
	Select Sector Spider Trust September Call Strike Price: $27.00 Expire: 09/20/08	150,000	120,000

	Total Purchased Call Option (cost of $237,500)		120,000

12

		Par ($)	Value ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value of $8,472,574 (repurchase proceeds $8,307,474)	8,306,000	8,306,000

	Total Short-Term Obligation (cost of $8,306,000)		8,306,000

	Total Investments – 99.8% (cost of $716,717,133)(f)		748,686,627

	Other Assets & Liabilities, Net – 0.2%		1,477,507

	Net Assets – 100.0%		750,164,134

	Notes to Investment Portfolio:
	* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that  have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

13

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$107,220,212	$—
	Level 2 – Other Significant Observable Inputs	641,466,415	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$748,686,627	$—

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid, amounted to $203,212,466, which represents 27.1% of net assets.

(b)	Step bond. Shown parenthetically is the next interest rate to be paid.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(e)	Non-income producing security.

(f)	Cost for federal income tax purposes is $716,717,071.

(g)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$64,685,043	$(32,715,487)	$31,969,556

For the three months ended May 31, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	—	$—
Options written	960	1,017,540
Options terminated in closing purchase transactions	(910)	(870,426)
Options exercised	(50)	(147,114)
Options expired	—	—
Options outstanding at May 31, 2008	—	$—

14

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Global Value Fund

		Shares	Value ($)*
Common Stocks – 95.7%
CONSUMER DISCRETIONARY – 10.6%
Automobiles – 3.8%
	Ford Motor Co. (a)(b)	660,500	4,491,400
	General Motors Corp. (b)	260,700	4,457,970
Automobiles Total			8,949,370
Leisure Equipment & Products – 1.3%
	Eastman Kodak Co. (b)	194,330	2,977,136
Leisure Equipment & Products Total			2,977,136
Media – 2.1%
	Gannett Co., Inc.	168,600	4,857,366
Media Total			4,857,366
Multiline Retail – 1.3%
	Marks & Spencer Group PLC	404,019	3,041,221
Multiline Retail Total			3,041,221
Specialty Retail – 2.1%
	Home Depot, Inc.	181,100	4,954,896
Specialty Retail Total			4,954,896
CONSUMER DISCRETIONARY TOTAL			24,779,989
CONSUMER STAPLES – 6.7%
Food & Staples Retailing – 4.9%
	Carrefour SA	18,500	1,297,176
	Koninklijke Ahold NV	155,360	2,323,957
	Safeway, Inc.	134,900	4,299,263
	SUPERVALU, Inc.	23,186	813,133
	Wm. Morrison Supermarkets PLC	471,432	2,731,540
Food & Staples Retailing Total			11,465,069
Food Products – 1.8%
	Sara Lee Corp.	135,760	1,870,773
	Unilever NV	70,700	2,310,371
Food Products Total			4,181,144
CONSUMER STAPLES TOTAL			15,646,213
FINANCIALS – 26.0%
Commercial Banks – 12.6%
	Fifth Third Bancorp	178,725	3,342,158
	Intesa Sanpaolo SpA	748,778	4,910,100
	Mitsubishi UFJ Financial Group, Inc.	739,300	7,559,907
	Mizuho Financial Group, Inc.	997	5,239,404
	National City Corp. (b)	225,269	1,315,571
	Royal Bank of Scotland Group PLC	21,681	98,136

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Sumitomo Mitsui Financial Group, Inc. (b)	597	5,136,397
	Wachovia Corp.	74,740	1,778,812
Commercial Banks Total			29,380,485
Diversified Financial Services – 2.8%
	CIT Group, Inc. (b)	217,338	2,173,380
	Citigroup, Inc.	193,577	4,237,401
Diversified Financial Services Total			6,410,781
Insurance – 5.5%
	Aegon NV (b)	307,302	4,692,886
	Marsh & McLennan Companies, Inc.	28,700	781,501
	Millea Holdings, Inc.	70,900	2,925,583
	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	114,099	4,491,661
Insurance Total			12,891,631
Thrifts & Mortgage Finance – 5.1%
	Countrywide Financial Corp. (b)	392,562	2,064,876
	Federal Home Loan Mortgage Corp.	130,208	3,309,887
	Federal National Mortgage Association	24,350	657,937
	Washington Mutual, Inc. (b)	375,000	3,382,500
	Washington Mutual, Inc. (b)(c)	270,544	2,440,307
Thrifts & Mortgage Finance Total			11,855,507
FINANCIALS TOTAL			60,538,404
HEALTH CARE – 19.3%
Biotechnology – 2.0%
	Amgen, Inc. (a)	103,400	4,552,702
Biotechnology Total			4,552,702
Health Care Equipment & Supplies – 2.0%
	Boston Scientific Corp. (a)	355,236	4,721,086
Health Care Equipment & Supplies Total			4,721,086
Health Care Providers & Services – 1.1%
	Tenet Healthcare Corp. (a)(b)	413,200	2,437,880
Health Care Providers & Services Total			2,437,880
Pharmaceuticals – 14.2%
	AstraZeneca PLC	138,300	6,040,785
	Bristol-Myers Squibb Co.	102,592	2,338,072
	Daiichi Sankyo Co., Ltd.	47,100	1,329,183
	GlaxoSmithKline PLC	283,353	6,250,009
	Pfizer, Inc.	318,100	6,158,416

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Sanofi-Aventis (b)	78,649	5,862,178
	Wyeth	116,700	5,189,649
Pharmaceuticals Total			33,168,292
HEALTH CARE TOTAL			44,879,960
INDUSTRIALS – 0.2%
Commercial Services & Supplies – 0.2%
	Contax Participacoes SA, ADR	342,100	502,955
Commercial Services & Supplies Total			502,955
INDUSTRIALS TOTAL			502,955
INFORMATION TECHNOLOGY – 15.3%
Communications Equipment – 4.8%
	Alcatel-Lucent (b)	697,000	5,269,977
	Alcatel-Lucent, ADR	90,202	677,417
	Motorola, Inc.	93,600	873,288
	Nortel Networks Corp. (a)	73,780	607,947
	Telefonaktiebolaget LM Ericsson, Class B (b)	1,369,600	3,725,002
Communications Equipment Total			11,153,631
Computers & Peripherals – 2.1%
	Dell, Inc. (a)	208,580	4,809,855
Computers & Peripherals Total			4,809,855
Electronic Equipment & Instruments – 1.9%
	FUJIFILM Holdings Corp.	38,000	1,398,596
	Hitachi Ltd.	419,000	3,012,730
Electronic Equipment & Instruments Total			4,411,326
IT Services – 0.4%
	Unisys Corp. (a)	201,500	1,019,590
IT Services Total			1,019,590
Office Electronics – 1.4%
	Xerox Corp.	235,300	3,195,374
Office Electronics Total			3,195,374
Semiconductors & Semiconductor Equipment – 4.0%
	Intel Corp.	105,359	2,442,221
	Micron Technology, Inc. (a)	464,600	3,749,322
	STMicroelectronics NV (b)	244,800	3,188,455
Semiconductors & Semiconductor Equipment Total			9,379,998

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.7%
	Microsoft Corp.	54,600	1,546,272
Software Total			1,546,272
INFORMATION TECHNOLOGY TOTAL			35,516,046
MATERIALS – 1.1%
Chemicals – 1.1%
	Akzo Nobel NV	28,900	2,446,337
Chemicals Total			2,446,337
MATERIALS TOTAL			2,446,337
TELECOMMUNICATION SERVICES – 16.5%
Diversified Telecommunication Services – 16.5%
	AT&T, Inc.	62,827	2,506,797
	Brasil Telecom Participacoes SA, ADR	39,700	3,264,531
	Deutsche Telekom AG, Registered Shares	449,603	7,526,293
	Fairpoint Communications, Inc. (b)	1,252	11,268
	KT Corp., ADR	98,320	2,223,015
	Nippon Telegraph & Telephone Corp.	1,915	9,300,702
	Tele Norte Leste Participacoes SA, ADR	44,200	1,143,896
	Telecom Italia SpA	2,324,193	5,116,445
	Telecom Italia SpA, Savings Shares	565,300	1,000,832
	Telefonica SA	42,374	1,216,286
	Telefonos de Mexico SA de CV, ADR, Class L (b)	63,800	2,629,836
	Verizon Communications, Inc.	66,400	2,554,408
Diversified Telecommunication Services Total			38,494,309
TELECOMMUNICATION SERVICES TOTAL			38,494,309

	Total Common Stocks (cost of $241,741,736)		222,804,213
Preferred Stocks – 2.1%
FINANCIALS – 2.1%
Commercial Banks – 2.1%
	National City Corp., Series G	43	5,022,400
Commercial Banks Total			5,022,400
FINANCIALS TOTAL			5,022,400

	Total Preferred Stocks (cost of $4,300,000)		5,022,400

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 0.5%
TECHNOLOGY – 0.5%
Semiconductors – 0.5%
Micron Technology, Inc.
	1.875% 06/01/14	1,356,000	1,106,835
Semiconductors Total			1,106,835
TECHNOLOGY TOTAL			1,106,835

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,356,000)		1,106,835

		Units
Warrants – 0.4%
FINANCIALS – 0.4%
Commercial Banks – 0.4%
	National City Corp. Expires 04/20/13 (a)	215,000	887,096
Commercial Banks Total			887,096
FINANCIALS TOTAL			887,096

	Total Warrants (cost of $–)		887,096
Rights – 0.0%
FINANCIALS – 0.0%
Commercial Banks – 0.0%
	Royal Bank of Scotland Group PLC Expires 06/06/08 (a)(d)	13,249	7,349
Commercial Banks Total			7,349
FINANCIALS TOTAL			7,349

	Total Rights (cost of $31,378)		7,349

		Shares
Securities Lending Collateral– 14.7%
	State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 2.727%)	34,145,072	34,145,072

	Total Securities Lending Collateral (cost of $34,145,072)		34,145,072

5

Total Investments – 113.4% (cost of $281,574,186)(f)(g)	$263,972,965

Other Assets & Liabilities, Net – (13.4)%	(31,118,998)

Net Assets – 100.0%	$232,853,967

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$147,004,181	$—
Level 2 – Other Significant Observable Inputs	111,059,288	—
Level 3 – Significant Unobservable Inputs	5,909,496	—
Total	$263,972,965	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending May 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Other Financial Instruments
Balance as March 1, 2008	$—	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	1,609,496	—
Net purchases	4,300,000	—
Transfers in and or out of Level 3	—	—
Balance as of May 31, 2008	$5,909,496	$—

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $32,731,073.

(c)

Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. As of May 31, 2008, these securities, which are not illiquid, amounted to $2,440,307 which represents 1.1% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $281,574,186.

(g)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

7

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$35,608,092	$(53,209,313)	$(17,601,221)

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia International Value Fund

		Value ($ )
Investment Company – 100.1%

	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	2,985,256,540

	Total Investments – 100.1%	2,985,256,540

	Other Assets & Liabilities, Net – (0.1)%	(3,108,385)

	Net Assets – 100.0%	2,982,148,155

*      The investment portfolio of the Columbia International Value Master Portfolio is included below. Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At May 31, 2008, Columbia International Value Fund owned 87.1% of Columbia International Value Master Portfolio.

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 5.4%
Automobiles – 0.8%
	Nissan Motor Co., Ltd.	1,330,900	11,829,381
	Renault SA	125,200	12,855,469
Automobiles Total			24,684,850
Household Durables – 1.3%
	Sony Corp.	897,900	44,971,656
Household Durables Total			44,971,656
Media – 1.6%
	British Sky Broadcasting Group PLC	1,083,100	11,650,135
	ITV PLC	37,586,400	43,853,940
Media Total			55,504,075
Multiline Retail – 1.1%
	Marks & Spencer Group PLC, ADR (a)	2,485,740	37,333,826
Multiline Retail Total			37,333,826
Specialty Retail – 0.6%
	Kingfisher PLC	7,819,700	21,252,342
Specialty Retail Total			21,252,342
CONSUMER DISCRETIONARY TOTAL			183,746,749
CONSUMER STAPLES – 9.4%
Food & Staples Retailing – 7.6%
	Carrefour SA (a)	891,160	62,486,027
	Koninklijke Ahold NV	4,635,632	69,342,247
	Seven & I Holdings Co. Ltd.	2,024,500	59,148,739
	Wm. Morrison Supermarkets PLC	12,257,565	71,021,962
Food & Staples Retailing Total			261,998,975
Food Products – 1.8%
	Unilever NV (a)	1,895,004	61,925,923
Food Products Total			61,925,923
CONSUMER STAPLES TOTAL			323,924,898
FINANCIALS – 21.9%
Commercial Banks – 13.0%
	Barclays PLC	3,968,100	29,476,537
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	10,216,278
	Credit Agricole SA (a)	717,100	18,976,832
	HSBC Holdings PLC	2,618,844	44,224,874
	Hypo Real Estate Holding AG, ADR (a)	253,261	8,308,480
	Intesa Sanpaolo SpA (a)	8,435,186	55,313,599
	Mitsubishi UFJ Financial Group, Inc.	11,383,631	116,406,320
	Mizuho Financial Group, Inc. (a)	17,546	92,207,209

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Natixis (a)	2,080,100	31,649,200
	Royal Bank of Scotland Group PLC	664,572	3,008,090
	Royal Bank of Scotland Group PLC, ADR (a)(b)	399,375	1,901,025
	San-In Godo Bank Ltd.	233,000	2,168,213
	Sumitomo Mitsui Financial Group, Inc. (a)	2,501	21,517,805
	Yamaguchi Financial Group, Inc.	754,000	11,000,303
Commercial Banks Total			446,374,765
Consumer Finance – 2.0%
	Aiful Corp. (a)	2,149,600	37,294,806
	Takefuji Corp. (a)	1,689,230	32,031,595
Consumer Finance Total			69,326,401
Insurance – 6.9%
	Aegon NV (a)	5,122,053	78,220,080
	Millea Holdings, Inc.	1,249,800	51,571,144
	Mitsui Sumitomo Insurance Group Holdings, Inc. (b)	2,479,800	97,620,660
	Sompo Japan Insurance, Inc.	832,000	8,989,262
Insurance Total			236,401,146
FINANCIALS TOTAL			752,102,312
HEALTH CARE – 13.9%
Pharmaceuticals – 13.9%
	AstraZeneca PLC	2,677,185	116,936,358
	Daiichi Sankyo Co., Ltd.	852,600	24,060,757
	GlaxoSmithKline PLC	4,545,900	100,270,386
	Ono Pharmaceutical Co., Ltd.	1,486,700	85,885,060
	Sanofi-Aventis (a)	1,473,286	109,812,785
	Taisho Pharmaceutical Co., Ltd.	382,000	7,149,364
	Takeda Pharmaceutical Co., Ltd.	565,400	32,769,816
Pharmaceuticals Total			476,884,526
HEALTH CARE TOTAL			476,884,526
INDUSTRIALS – 0.8%
Commercial Services & Supplies – 0.8%
	Contax Participacoes SA, ADR	2,827,200	4,156,549

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Dai Nippon Printing Co., Ltd.	1,555,000	23,792,592
Commercial Services & Supplies Total		27,949,141
INDUSTRIALS TOTAL		27,949,141
INFORMATION TECHNOLOGY – 16.0%
Communications Equipment – 5.6%
Alcatel-Lucent (a)	9,071,300	68,587,579
Nortel Networks Corp. (a)(b)	3,510,630	28,927,591
Telefonaktiebolaget LM Ericsson, Class B (a)	34,953,344	95,065,173
Communications Equipment Total		192,580,343
Computers & Peripherals – 0.6%
NEC Corp.	3,879,000	20,605,578
Computers & Peripherals Total		20,605,578
Electronic Equipment & Instruments – 4.7%
FUJIFILM Holdings Corp.	693,405	25,520,883
Hitachi Ltd.	3,889,000	27,963,024
Hitachi Ltd., ADR	538,125	38,766,525
Tyco Electronics Ltd. (a)	1,653,443	66,336,133
Electronic Equipment & Instruments Total		158,586,565
Semiconductors & Semiconductor Equipment – 5.1%
Infineon Technologies AG (b)	1,748,573	15,750,778
Qimonda AG, ADR (a)(b)	861,840	3,326,702
Rohm Co., Ltd.	725,400	47,548,036
STMicroelectronics NV (a)	4,215,100	54,900,560
United Microelectronics Corp.	86,155,806	53,560,448
Semiconductors & Semiconductor Equipment Total		175,086,524
INFORMATION TECHNOLOGY TOTAL		546,859,010
MATERIALS – 1.4%
Chemicals – 1.4%
Akzo Nobel NV	564,100	47,750,123
Chemicals Total		47,750,123
MATERIALS TOTAL		47,750,123
TELECOMMUNICATION SERVICES – 24.3%
Diversified Telecommunication Services – 22.1%
Brasil Telecom Participacoes SA, ADR (a)	241,760	19,879,925
Deutsche Telekom AG, Registered Shares (a)	7,583,400	126,945,090
France Telecom SA (a)	2,157,812	65,478,577
KT Corp., ADR (a)	2,368,410	53,549,750
Nippon Telegraph & Telephone Corp.	17,430	84,653,386

3

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Nippon Telegraph & Telephone Corp., ADR	180	4,367
	Portugal Telecom SGPS SA, ADR	5,584,476	68,298,142
	Swisscom AG, ADR	2,027,700	70,646,893
	Tele Norte Leste Participacoes SA, ADR	2,547,100	65,918,948
	Telecom Corp. of New Zealand Ltd., ADR	2,168,604	33,765,164
	Telecom Italia SpA	16,491,810	36,304,832
	Telecom Italia SpA, Savings Shares (a)	10,039,010	17,773,494
	Telecomunicacoes Brasileiras SA, ADR	663,200	14,955,160
	Telefonica SA, ADR	362,381	31,175,637
	Telefonos de Mexico SA de CV, ADR, Class L (a)	1,613,640	66,514,241
Diversified Telecommunication Services Total			755,863,606
Wireless Telecommunication Services – 2.2%
	SK Telecom Co. Ltd., ADR (a)	1,662,439	37,770,614
	SK Telecom Co., Ltd.	160,077	31,625,329
	Telemig Celular Participacoes SA (a)	20,203	1,227,332
	Tim Participacoes SA, ADR (a)	61,418	1,870,792
	Vivo Participacoes SA (a)	426,216	2,987,774
Wireless Telecommunication Services Total			75,481,841
TELECOMMUNICATION SERVICES TOTAL			831,345,447
UTILITIES – 4.7%
Electric Utilities – 4.7%
	Centrais Electricas Brasileiras SA, ADR	5,653,367	101,751,561
	Korea Electric Power Corp., ADR (a)	3,610,950	58,352,952
Electric Utilities Total			160,104,513
UTILITIES TOTAL			160,104,513
	Total Common Stocks (cost of $3,129,085,958)		3,350,666,719

4

		Units	Value ($)
Rights – 0.0%
FINANCIALS – 0.0%
Commercial Banks – 0.0%
Royal Bank of Scotland Group PLC
	Expire 06/06/08 (b)	406,127	225,259
Commercial Banks Total			225,259
FINANCIALS TOTAL			225,259

	Total Rights (cost of $926,685)		225,259

		Shares
Securities Lending Collateral – 17.6%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.727%)	601,798,432	601,798,432

	Total Securities Lending Collateral (cost of $601,798,432)		601,798,432

		Par ($)
Short-Term Obligation – 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Government Agency Obligation maturing 04/24/13, market value $24,335,069 (repurchase proceeds $23,857,075)	23,853,000	23,853,000

	Total Short-Term Obligation (cost of $23,853,000)		23,853,000

5

Total Investments – 116.1% (cost of $3,755,664,075)(d)(e)	$3,976,543,410

Other Assets & Liabilities, Net – (16.1)%	(550,334,082)

Net Assets – 100.0%	$3,426,209,328

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$1,197,327,207	$—
Level 2 – Other Significant Observable Inputs	2,779,216,203	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,976,543,410	$—

The Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $579,597,694.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $3,755,664,075.

(e)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$657,906,156	$(437,026,821)	$220,879,335

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Large Cap Core Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 0.5%
	Johnson Controls, Inc.	236,420	8,052,465
Auto Components Total			8,052,465
Hotels, Restaurants & Leisure – 2.1%
	Carnival Corp.	217,750	8,723,065
	Darden Restaurants, Inc. (a)	178,250	6,105,062
	McDonald’s Corp.	201,780	11,969,590
	Starwood Hotels & Resorts Worldwide, Inc.	115,525	5,591,410
Hotels, Restaurants & Leisure Total			32,389,127
Household Durables – 0.5%
	Centex Corp.	147,190	2,771,588
	Sony Corp., ADR	97,570	4,916,552
Household Durables Total			7,688,140
Internet & Catalog Retail – 0.5%
	Amazon.com, Inc. (b)	101,160	8,256,679
Internet & Catalog Retail Total			8,256,679
Media – 2.1%
	News Corp., Class A	708,220	12,712,549
	Time Warner, Inc.	682,230	10,833,812
	Viacom, Inc., Class B (b)	232,444	8,326,144
Media Total			31,872,505
Multiline Retail – 1.2%
	Nordstrom, Inc.	203,540	7,119,829
	Target Corp.	202,790	10,820,875
Multiline Retail Total			17,940,704
Specialty Retail – 1.1%
	Best Buy Co., Inc.	138,490	6,466,098
	Home Depot, Inc.	377,380	10,325,117
Specialty Retail Total			16,791,215
Textiles, Apparel & Luxury Goods – 0.4%
	V.F. Corp.	93,010	7,040,857
Textiles, Apparel & Luxury Goods Total			7,040,857
CONSUMER DISCRETIONARY TOTAL			130,031,692
CONSUMER STAPLES – 10.2%
Beverages – 2.7%
	Coca-Cola Co.	337,272	19,312,195
	Molson Coors Brewing Co., Class B	142,090	8,241,220
	PepsiCo, Inc.	205,164	14,012,701
Beverages Total			41,566,116

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 2.0%
	BJ’s Wholesale Club, Inc. (b)	100,520	3,969,535
	Costco Wholesale Corp.	129,250	9,218,110
	Kroger Co.	307,740	8,505,933
	Wal-Mart Stores, Inc.	153,050	8,837,107
Food & Staples Retailing Total			30,530,685
Food Products – 2.1%
	Cadbury PLC, ADR	145,310	7,801,694
	General Mills, Inc.	224,490	14,187,768
	H.J. Heinz Co.	209,370	10,449,656
Food Products Total			32,439,118
Household Products – 1.2%
	Kimberly-Clark Corp.	118,922	7,587,224
	Procter & Gamble Co.	172,847	11,416,544
Household Products Total			19,003,768
Personal Products – 1.2%
	Avon Products, Inc.	472,645	18,461,514
Personal Products Total			18,461,514
Tobacco – 1.0%
	Loews Corp. - Carolina Group	139,230	10,101,137
	UST, Inc.	102,610	5,667,150
Tobacco Total			15,768,287
CONSUMER STAPLES TOTAL			157,769,488
ENERGY – 14.3%
Energy Equipment & Services – 4.9%
	Nabors Industries Ltd. (b)	167,370	7,036,235
	Noble Corp. (a)	261,410	16,505,427
	Schlumberger Ltd.	223,450	22,597,499
	Transocean, Inc. (a)(b)	86,840	13,042,500
	Weatherford International Ltd. (a)(b)	363,680	16,594,718
Energy Equipment & Services Total			75,776,379
Oil, Gas & Consumable Fuels – 9.4%
	Arch Coal, Inc. (a)	88,510	5,745,184
	Devon Energy Corp. (a)	162,838	18,879,438
	Exxon Mobil Corp.	723,180	64,189,457
	Occidental Petroleum Corp. (a)	329,160	30,259,679
	Petroleo Brasileiro SA, ADR (a)	154,160	10,868,280

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc. (a)	229,335	14,590,292
Oil, Gas & Consumable Fuels Total			144,532,330
ENERGY TOTAL			220,308,709
FINANCIALS – 15.2%
Capital Markets – 3.1%
	Affiliated Managers Group, Inc. (b)	36,790	3,770,975
	Goldman Sachs Group, Inc.	70,300	12,401,623
	Invesco Ltd.	282,530	7,862,810
	Merrill Lynch & Co., Inc.	216,510	9,509,119
	State Street Corp.	134,080	9,656,442
	T. Rowe Price Group, Inc.	65,670	3,803,606
Capital Markets Total			47,004,575
Commercial Banks – 4.9%
	Banco Santander SA, ADR	285,290	5,962,561
	BB&T Corp.	130,920	4,120,052
	Cullen/Frost Bankers, Inc.	143,970	8,047,923
	PNC Financial Services Group, Inc.	120,125	7,718,031
	TCF Financial Corp.	388,640	6,420,333
	U.S. Bancorp	384,829	12,772,475
	Wachovia Corp.	297,020	7,069,076
	Wells Fargo & Co.	848,990	23,406,654
Commercial Banks Total			75,517,105
Consumer Finance – 0.8%
	American Express Co.	152,442	7,065,687
	Discover Financial Services	279,770	4,798,055
Consumer Finance Total			11,863,742
Diversified Financial Services – 3.7%
	Citigroup, Inc.	1,019,534	22,317,599
	JPMorgan Chase & Co.	816,265	35,099,395
Diversified Financial Services Total			57,416,994
Insurance – 2.2%
	ACE Ltd.	157,189	9,442,343
	Assurant, Inc.	175,650	11,949,470
	Prudential Financial, Inc.	101,125	7,554,038
	Unum Group	237,318	5,714,617
Insurance Total			34,660,468

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.5%
	Federal Home Loan Mortgage Corp.	313,190	7,961,290
Thrifts & Mortgage Finance Total			7,961,290
FINANCIALS TOTAL			234,424,174
HEALTH CARE – 11.5%
Biotechnology – 2.1%
	Amgen, Inc. (b)	308,040	13,563,001
	Genentech, Inc. (b)	84,830	6,011,902
	Gilead Sciences, Inc. (b)	235,640	13,035,605
Biotechnology Total			32,610,508
Health Care Equipment & Supplies – 1.4%
	Baxter International, Inc.	248,400	15,177,240
	Hologic, Inc. (b)	283,212	6,805,585
Health Care Equipment & Supplies Total			21,982,825
Health Care Providers & Services – 2.5%
	CIGNA Corp.	151,775	6,162,065
	Express Scripts, Inc. (b)	130,030	9,376,463
	Humana, Inc. (b)	148,500	7,580,925
	Laboratory Corp. of America Holdings (b)	114,461	8,446,077
	McKesson Corp.	114,621	6,607,901
Health Care Providers & Services Total			38,173,431
Life Sciences Tools & Services – 1.2%
	Thermo Fisher Scientific, Inc. (b)	183,170	10,810,693
	Waters Corp. (b)	129,422	7,962,042
Life Sciences Tools & Services Total			18,772,735
Pharmaceuticals – 4.3%
	Abbott Laboratories	105,480	5,943,798
	Bristol-Myers Squibb Co.	363,430	8,282,570
	Johnson & Johnson	507,785	33,889,571
	Merck & Co., Inc.	469,085	18,275,551
Pharmaceuticals Total			66,391,490
HEALTH CARE TOTAL			177,930,989
INDUSTRIALS – 11.7%
Aerospace & Defense – 4.5%
	Honeywell International, Inc.	130,840	7,800,681
	Lockheed Martin Corp.	200,770	21,972,269
	Precision Castparts Corp. (a)	48,630	5,874,504
	Rockwell Collins, Inc.	167,445	10,276,099
	United Technologies Corp.	327,325	23,253,168
Aerospace & Defense Total			69,176,721

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.3%
	Dun & Bradstreet Corp.	82,445	7,553,611
	Republic Services, Inc.	364,302	11,996,465
Commercial Services & Supplies Total			19,550,076
Electrical Equipment – 0.4%
	Evergreen Solar, Inc. (b)	183,310	1,906,424
	First Solar, Inc. (a)(b)	10,430	2,790,442
	SunPower Corp., Class A (a)(b)	29,820	2,442,258
Electrical Equipment Total			7,139,124
Industrial Conglomerates – 3.6%
	General Electric Co.	1,641,485	50,426,419
	McDermott International, Inc. (b)	89,460	5,549,204
Industrial Conglomerates Total			55,975,623
Machinery – 0.7%
	Eaton Corp.	112,965	10,921,456
Machinery Total			10,921,456
Road & Rail – 1.2%
	CSX Corp.	155,670	10,750,571
	Union Pacific Corp.	91,620	7,541,242
Road & Rail Total			18,291,813
INDUSTRIALS TOTAL			181,054,813
INFORMATION TECHNOLOGY – 17.1%
Communications Equipment – 3.3%
	Cisco Systems, Inc. (b)	882,869	23,590,260
	Nokia Oyj, ADR	463,810	13,172,204
	Nortel Networks Corp. (b)	17,685	145,724
	QUALCOMM, Inc.	284,390	13,804,291
Communications Equipment Total			50,712,479
Computers & Peripherals – 4.4%
	Apple, Inc. (a)(b)	123,963	23,398,016
	EMC Corp. (b)	563,463	9,826,795
	Hewlett-Packard Co.	573,640	26,995,498
	International Business Machines Corp.	59,837	7,744,703
Computers & Peripherals Total			67,965,012
Internet Software & Services – 1.4%
	Akamai Technologies, Inc. (a)(b)	149,987	5,856,992
	Google, Inc., Class A (b)	20,544	12,034,675
	Yahoo!, Inc. (b)	142,540	3,814,371
Internet Software & Services Total			21,706,038

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.7%
	ASML Holding N.V., N.Y. Registered Shares	211,392	6,333,304
	Lam Research Corp. (b)	92,370	3,759,459
	MEMC Electronic Materials, Inc. (b)	133,037	9,134,321
	NVIDIA Corp. (b)	205,662	5,079,851
	Texas Instruments, Inc.	523,360	16,998,733
Semiconductors & Semiconductor Equipment Total			41,305,668
Software – 5.3%
	Adobe Systems, Inc. (b)	197,314	8,693,655
	Autodesk, Inc. (b)	183,874	7,568,254
	Citrix Systems, Inc. (b)	199,970	6,844,973
	Microsoft Corp.	1,310,977	37,126,869
	Oracle Corp. (b)	922,490	21,069,671
Software Total			81,303,422
INFORMATION TECHNOLOGY TOTAL			262,992,619
MATERIALS – 3.6%
Chemicals – 1.3%
	CF Industries Holdings, Inc. (a)	45,750	6,263,175
	Praxair, Inc.	144,901	13,774,289
Chemicals Total			20,037,464
Containers & Packaging – 0.7%
	Crown Holdings, Inc. (b)	170,460	4,917,771
	Packaging Corp. of America	211,520	5,507,981
Containers & Packaging Total			10,425,752
Metals & Mining – 1.6%
	Cia Vale do Rio Doce, ADR	147,668	5,874,233
	Freeport-McMoRan Copper & Gold, Inc. (a)	107,690	12,460,810
	Nucor Corp. (a)	89,970	6,729,756
Metals & Mining Total			25,064,799
MATERIALS TOTAL			55,528,015
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.9%
	AT&T, Inc.	708,980	28,288,302
	Qwest Communications International, Inc.	685,000	3,322,250
	Verizon Communications, Inc.	330,140	12,700,486
Diversified Telecommunication Services Total			44,311,038

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.4%
	Rogers Communications, Inc., Class B	137,120	6,034,651
Wireless Telecommunication Services Total			6,034,651
TELECOMMUNICATION SERVICES TOTAL			50,345,689
UTILITIES – 3.7%
Electric Utilities – 3.0%
	Entergy Corp.	79,224	9,567,882
	Exelon Corp.	193,350	17,014,800
	FirstEnergy Corp.	81,070	6,381,020
	FPL Group, Inc.	186,500	12,592,480
Electric Utilities Total			45,556,182
Multi-Utilities – 0.7%
	Public Service Enterprise Group, Inc.	241,516	10,689,498
Multi-Utilities Total			10,689,498
UTILITIES TOTAL			56,245,680

	Total Common Stocks (cost of $1,347,155,279)		1,526,631,868

		Par ($)
Short-Term Obligation – 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 07/14/28, market value $13,956,413 (repurchase proceeds $13,681,428)	13,679,000	13,679,000

	Total Short-Term Obligation (cost of $13,679,000)		13,679,000

7

Total Investments – 99.9% (cost of $1,360,834,279)(c)(d)	$1,540,310,868

Other Assets & Liabilities, Net – 0.1%	1,085,556

Net Assets – 100.0%	$1,541,396,424

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,526,631,868	$262,550
Level 2 – Other Significant Observable Inputs	13,679,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,540,310,868	$262,550

*Other financial instruments consist of written options which are not included in the investment portfolio.

(a)	All or a portion of this security is pledged as collateral for open written option contracts. The total market value of securities pledged as collateral at May 31, 2008 is $26,983,610.
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $1,360,834,279.
(d)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$221,645,033	$(42,168,444)	$179,476,589

8

At May 31, 2008, the Fund had the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Akamai Technologies, Inc.	$45.0	390	06/21/08	$13,650	$8,970
Apple, Inc.	200.0	130	06/21/08	53,055	37,830
Arch Coal, Inc.	70.0	190	06/21/08	14,620	26,600
CF Industries Holdings, Inc.	175.0	110	06/21/08	22,970	1,650
Darden Restaurants, Inc.	40.0	440	06/21/08	21,560	4,400
Devon Energy Corp.	135.0	100	06/21/08	14,700	1,700
First Solar, Inc.	400.0	30	06/21/08	14,310	150
Freeport-McMoRan Copper & Gold, Inc.	140.0	130	06/21/08	21,195	2,860
Noble Corp.	65.0	260	06/21/08	28,470	42,900
Nucor Corp.	90.0	190	06/21/08	22,870	1,900
Occidental Petroleum Corp.	95.0	360	06/21/08	41,220	67,320
Petroleo Brasileiro SA, ADR	85.0	200	06/21/08	24,400	6,000
SunPower Corp., Class A	120.0	80	06/21/08	9,760	400
Transocean, Inc.	180.0	150	06/21/08	24,675	2,250
Weatherford International Ltd.	47.5	380	06/21/08	13,579	41,420
XTO Energy, Inc.	70.0	360	06/21/08	35,820	16,200
Total written call options (proceeds $376,854)					$262,550

For the three months ended May 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	1,000	$68,328
Options written	10,465	788,031
Options terminated in closing purchase transactions	(620)	(40,840)
Options exercised	(660)	(37,289)
Options expired	(6,685)	(401,376)
Options outstanding at May 31, 2008	3,500	$376,854

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Large Cap Enhanced Core Fund

		Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 8.4%
Automobiles – 0.7%
	Ford Motor Co. (a)	891,800	6,064,240
Automobiles Total			6,064,240
Diversified Consumer Services – 0.8%
	Apollo Group, Inc., Class A (a)	128,000	6,117,120
Diversified Consumer Services Total			6,117,120
Hotels, Restaurants & Leisure – 1.1%
	McDonald’s Corp.	90,200	5,350,664
	Wyndham Worldwide Corp.	115,500	2,527,140
	Yum! Brands, Inc.	17,100	678,870
Hotels, Restaurants & Leisure Total			8,556,674
Media – 2.6%
	CBS Corp., Class B	34,600	746,668
	DIRECTV Group, Inc. (a)	101,200	2,843,720
	Gannett Co., Inc.	8,900	256,409
	McGraw-Hill Companies, Inc. (b)	40,600	1,684,494
	Meredith Corp. (b)	200	6,562
	News Corp., Class A	37,400	671,330
	Time Warner, Inc.	442,800	7,031,664
	Viacom, Inc., Class B (a)	111,400	3,990,348
	Walt Disney Co.	123,600	4,152,960
Media Total			21,384,155
Multiline Retail – 0.2%
	Macy’s, Inc.	57,300	1,356,291
Multiline Retail Total			1,356,291
Specialty Retail – 2.6%
	Abercrombie & Fitch Co., Class A (b)	39,300	2,853,180
	Autozone, Inc. (a)	14,600	1,847,776
	Best Buy Co., Inc.	113,400	5,294,646
	Gap, Inc.	343,400	6,267,050
	Home Depot, Inc.	63,500	1,737,360
	RadioShack Corp.	101,500	1,486,975
	Sherwin-Williams Co. (b)	6,700	376,205
	TJX Companies, Inc.	25,700	823,942
Specialty Retail Total			20,687,134
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	71,700	2,602,710

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	NIKE, Inc., Class B	10,900	745,233
Textiles, Apparel & Luxury Goods Total			3,347,943
CONSUMER DISCRETIONARY TOTAL			67,513,557
CONSUMER STAPLES – 10.5%
Beverages – 2.7%
	Brown-Forman Corp., Class B	100	7,518
	Coca-Cola Co.	127,100	7,277,746
	Coca-Cola Enterprises, Inc.	138,400	2,787,376
	Pepsi Bottling Group, Inc.	71,500	2,318,030
	PepsiCo, Inc.	133,400	9,111,220
Beverages Total			21,501,890
Food & Staples Retailing – 2.0%
	CVS Caremark Corp.	36,100	1,544,719
	Kroger Co.	95,200	2,631,328
	Safeway, Inc.	54,500	1,736,915
	SUPERVALU, Inc.	38,100	1,336,167
	Sysco Corp.	30,500	941,230
	Wal-Mart Stores, Inc.	116,900	6,749,806
	Walgreen Co.	35,600	1,282,312
Food & Staples Retailing Total			16,222,477
Food Products – 0.4%
	General Mills, Inc.	15,000	948,000
	Kellogg Co.	2,700	139,887
	Kraft Foods, Inc., Class A	69,100	2,244,368
Food Products Total			3,332,255
Household Products – 2.7%
	Colgate-Palmolive Co.	43,700	3,249,532
	Kimberly-Clark Corp.	55,700	3,553,660
	Procter & Gamble Co.	220,500	14,564,025
Household Products Total			21,367,217
Personal Products – 0.0%
	Avon Products, Inc.	3,800	148,428
Personal Products Total			148,428
Tobacco – 2.7%
	Altria Group, Inc.	473,000	10,528,980
	Philip Morris International, Inc. (a)	168,800	8,889,008

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Reynolds American, Inc. (b)	49,400	2,713,048
Tobacco Total			22,131,036
CONSUMER STAPLES TOTAL			84,703,303
ENERGY – 14.2%
Energy Equipment & Services – 1.6%
	ENSCO International, Inc.	49,300	3,541,219
	Halliburton Co. (b)	68,000	3,303,440
	Noble Corp.	23,400	1,477,476
	Schlumberger Ltd.	44,000	4,449,720
Energy Equipment & Services Total			12,771,855
Oil, Gas & Consumable Fuels – 12.6%
	Anadarko Petroleum Corp.	41,100	3,081,267
	Apache Corp.	41,400	5,550,084
	Chevron Corp.	177,200	17,569,380
	ConocoPhillips	127,400	11,860,940
	Devon Energy Corp.	37,200	4,312,968
	EOG Resources, Inc.	4,800	617,424
	Exxon Mobil Corp.	393,200	34,900,432
	Hess Corp.	29,900	3,672,019
	Marathon Oil Corp.	49,100	2,523,249
	Noble Energy, Inc.	9,900	964,755
	Occidental Petroleum Corp.	80,200	7,372,786
	Sunoco, Inc. (b)	87,700	3,900,019
	Valero Energy Corp.	115,000	5,846,600
Oil, Gas & Consumable Fuels Total			102,171,923
ENERGY TOTAL			114,943,778
FINANCIALS – 15.8%
Capital Markets – 3.4%
	Ameriprise Financial, Inc.	8,400	396,984
	Bank of New York Mellon Corp.	87,000	3,874,110
	Charles Schwab Corp.	156,200	3,464,516
	Federated Investors, Inc., Class B	21,900	806,139
	Franklin Resources, Inc.	17,600	1,781,472
	Goldman Sachs Group, Inc.	43,600	7,691,476
	Lehman Brothers Holdings, Inc. (b)	116,900	4,303,089
	Morgan Stanley	38,400	1,698,432
	Northern Trust Corp.	24,300	1,846,800
	State Street Corp.	20,700	1,490,814
Capital Markets Total			27,353,832

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 1.1%
	BB&T Corp. (b)	4,700	147,909
	Regions Financial Corp. (b)	59,200	1,054,944
	SunTrust Banks, Inc. (b)	11,100	579,531
	U.S. Bancorp	76,900	2,552,311
	Wells Fargo & Co.	171,100	4,717,227
Commercial Banks Total			9,051,922
Consumer Finance – 0.9%
	American Express Co.	94,300	4,370,805
	Capital One Financial Corp.	51,300	2,468,556
Consumer Finance Total			6,839,361
Diversified Financial Services – 1.6%
	Citigroup, Inc.	9,300	203,577
	CME Group, Inc.	1,200	516,360
	JPMorgan Chase & Co.	239,000	10,277,000
	Leucadia National Corp. (b)	11,600	629,880
	Moody’s Corp.	14,300	530,244
	NYSE Euronext	14,700	939,624
Diversified Financial Services Total			13,096,685
Insurance – 6.2%
	ACE Ltd.	39,200	2,354,744
	AFLAC, Inc.	93,200	6,256,516
	Allstate Corp.	72,400	3,688,056
	American International Group, Inc.	166,800	6,004,800
	Assurant, Inc.	24,200	1,646,326
	Chubb Corp.	70,200	3,773,952
	Cincinnati Financial Corp.	5,600	196,112
	Genworth Financial, Inc., Class A	11,400	251,940
	Hartford Financial Services Group, Inc.	45,200	3,212,364
	Lincoln National Corp.	14,800	816,368
	Loews Corp.	3,600	178,452
	Marsh & McLennan Companies, Inc.	21,100	574,553
	MetLife, Inc.	130,500	7,833,915
	Principal Financial Group, Inc.	41,700	2,246,796
	Prudential Financial, Inc.	76,000	5,677,200
	Travelers Companies, Inc.	99,600	4,961,076
	XL Capital Ltd., Class A	1,200	41,892
Insurance Total			49,715,062

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 2.5%
	Developers Diversified Realty Corp. (b)	500	19,840
	Equity Residential Property Trust	80,300	3,395,887
	Host Hotels & Resorts, Inc.	264,500	4,546,755
	Kimco Realty Corp. (b)	19,300	759,455
	Plum Creek Timber Co., Inc. (b)	3,600	167,940
	ProLogis	72,500	4,489,925
	Public Storage, Inc.	59,500	5,243,735
	Simon Property Group, Inc.	18,400	1,828,224
Real Estate Investment Trusts (REITs) Total			20,451,761
Thrifts & Mortgage Finance – 0.1%
	Hudson City Bancorp, Inc.	44,700	795,660
Thrifts & Mortgage Finance Total			795,660
FINANCIALS TOTAL			127,304,283
HEALTH CARE – 11.4%
Biotechnology – 2.0%
	Amgen, Inc. (a)	145,300	6,397,559
	Biogen Idec, Inc. (a)	40,700	2,553,925
	Gilead Sciences, Inc. (a)	134,200	7,423,944
Biotechnology Total			16,375,428
Health Care Equipment & Supplies – 2.4%
	Baxter International, Inc.	28,600	1,747,460
	Becton, Dickinson & Co.	15,900	1,342,755
	Boston Scientific Corp. (a)	253,600	3,370,344
	C.R. Bard, Inc.	2,200	200,640
	Covidien Ltd.	19,700	986,773
	Hospira, Inc. (a)	69,800	2,927,412
	Medtronic, Inc.	134,600	6,820,182
	St. Jude Medical, Inc. (a)	6,200	252,650
	Varian Medical Systems, Inc. (a)(b)	39,700	1,887,338
Health Care Equipment & Supplies Total			19,535,554
Health Care Providers & Services – 1.7%
	Aetna, Inc.	33,400	1,575,144
	AmerisourceBergen Corp.	26,900	1,111,777
	Cardinal Health, Inc.	39,200	2,216,368
	Express Scripts, Inc. (a)	15,800	1,139,338
	Medco Health Solutions, Inc. (a)	4,600	222,870
	UnitedHealth Group, Inc.	87,400	2,989,954
	WellPoint, Inc. (a)	75,100	4,192,082
Health Care Providers & Services Total			13,447,533

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.6%
	Applera Corp. - Applied Biosystems Group	80,900	2,812,084
	Thermo Fisher Scientific, Inc. (a)	26,100	1,540,422
Life Sciences Tools & Services Total			4,352,506
Pharmaceuticals – 4.7%
	Abbott Laboratories	6,700	377,545
	Bristol-Myers Squibb Co.	61,900	1,410,701
	Eli Lilly & Co.	50,400	2,426,256
	Forest Laboratories, Inc. (a)	45,900	1,648,269
	Johnson & Johnson	186,400	12,440,336
	King Pharmaceuticals, Inc. (a)	233,400	2,394,684
	Merck & Co., Inc.	154,700	6,027,112
	Pfizer, Inc.	591,900	11,459,184
Pharmaceuticals Total			38,184,087
HEALTH CARE TOTAL			91,895,108
INDUSTRIALS – 11.5%
Aerospace & Defense – 3.2%
	Boeing Co.	90,100	7,457,577
	Honeywell International, Inc.	44,000	2,623,280
	L-3 Communications Holdings, Inc.	4,600	493,994
	Lockheed Martin Corp.	17,000	1,860,480
	Northrop Grumman Corp.	71,100	5,365,206
	Raytheon Co.	26,700	1,705,062
	United Technologies Corp.	86,000	6,109,440
Aerospace & Defense Total			25,615,039
Air Freight & Logistics – 1.4%
	C.H. Robinson Worldwide, Inc.	15,800	1,019,100
	FedEx Corp.	38,300	3,512,493
	United Parcel Service, Inc., Class B	93,800	6,661,676
Air Freight & Logistics Total			11,193,269
Commercial Services & Supplies – 0.4%
	R.R. Donnelley & Sons Co.	15,800	518,714
	Robert Half International, Inc. (b)	99,200	2,438,336
Commercial Services & Supplies Total			2,957,050
Construction & Engineering – 0.4%
	Fluor Corp.	9,300	1,734,915
	Jacobs Engineering Group, Inc. (a)	20,700	1,961,946
Construction & Engineering Total			3,696,861

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.5%
	Cooper Industries Ltd., Class A (b)	16,400	764,732
	Emerson Electric Co.	35,600	2,071,208
	Rockwell Automation, Inc.	20,100	1,176,855
Electrical Equipment Total			4,012,795
Industrial Conglomerates – 2.9%
	3M Co.	54,800	4,250,288
	General Electric Co. (c)	441,800	13,572,096
	Tyco International Ltd.	127,000	5,739,130
Industrial Conglomerates Total			23,561,514
Machinery – 1.7%
	Caterpillar, Inc.	16,400	1,355,296
	Cummins, Inc.	17,800	1,253,476
	Deere & Co.	42,400	3,448,816
	Ingersoll-Rand Co., Ltd., Class A (b)	143,100	6,302,124
	Manitowoc Co., Inc. (b)	33,000	1,283,700
	Terex Corp. (a)	200	14,270
Machinery Total			13,657,682
Road & Rail – 1.0%
	Burlington Northern Santa Fe Corp.	11,100	1,254,855
	Norfolk Southern Corp.	34,200	2,304,396
	Ryder System, Inc.	57,200	4,200,196
	Union Pacific Corp.	4,400	362,164
Road & Rail Total			8,121,611
INDUSTRIALS TOTAL			92,815,821
INFORMATION TECHNOLOGY – 16.5%
Communications Equipment – 1.8%
	Cisco Systems, Inc. (a)	434,700	11,615,184
	QUALCOMM, Inc.	63,800	3,096,852
Communications Equipment Total			14,712,036
Computers & Peripherals – 4.5%
	Apple, Inc. (a)	31,900	6,021,125
	Dell, Inc. (a)	88,800	2,047,728
	Hewlett-Packard Co.	249,400	11,736,764
	International Business Machines Corp.	86,900	11,247,467
	Seagate Technology, Inc., Escrow Shares (d)	97,200	972
	Sun Microsystems, Inc. (a)	417,900	5,411,805
Computers & Peripherals Total			36,465,861
Internet Software & Services – 2.0%
	eBay, Inc. (a)	281,500	8,447,815
	Google, Inc., Class A (a)	10,200	5,975,160

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	VeriSign, Inc. (a)	16,100	644,644
	Yahoo!, Inc. (a)	47,200	1,263,072
Internet Software & Services Total			16,330,691
IT Services – 0.2%
	Paychex, Inc.	10,800	373,140
	Western Union Co.	52,500	1,241,100
IT Services Total			1,614,240
Semiconductors & Semiconductor Equipment – 4.0%
	Applied Materials, Inc.	201,500	3,991,715
	Intel Corp.	469,800	10,889,964
	Linear Technology Corp. (b)	29,600	1,088,392
	MEMC Electronic Materials, Inc. (a)	69,900	4,799,334
	National Semiconductor Corp.	40,700	856,735
	NVIDIA Corp. (a)	61,600	1,521,520
	Texas Instruments, Inc.	276,200	8,970,976
Semiconductors & Semiconductor Equipment Total			32,118,636
Software – 4.0%
	Adobe Systems, Inc. (a)	9,400	414,164
	BMC Software, Inc. (a)	41,100	1,648,110
	Compuware Corp. (a)	218,600	2,227,534
	Microsoft Corp. (c)	773,700	21,911,184
	Oracle Corp. (a)	209,300	4,780,412
	Symantec Corp. (a)	42,200	917,006
Software Total			31,898,410
INFORMATION TECHNOLOGY TOTAL			133,139,874
MATERIALS – 3.8%
Chemicals – 1.6%
	Dow Chemical Co.	78,500	3,171,400
	E.I. Du Pont de Nemours & Co.	56,300	2,697,333
	Monsanto Co.	40,800	5,197,920
	Rohm and Haas Co. (b)	37,600	2,029,648
Chemicals Total			13,096,301
Metals & Mining – 1.8%
	Alcoa, Inc.	86,800	3,523,212
	Freeport-McMoRan Copper & Gold, Inc.	62,400	7,220,304
	Nucor Corp.	52,800	3,949,440
Metals & Mining Total			14,692,956

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.4%
	International Paper Co.	100,400	2,732,888
Paper & Forest Products Total			2,732,888
MATERIALS TOTAL			30,522,145
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 3.2%
	AT&T, Inc.	412,800	16,470,720
	CenturyTel, Inc.	7,600	269,116
	Embarq Corp.	50,600	2,394,392
	Verizon Communications, Inc.	164,900	6,343,703
	Windstream Corp. (b)	15,000	200,100
Diversified Telecommunication Services Total			25,678,031
Wireless Telecommunication Services – 0.1%
	American Tower Corp., Class A (a)	26,000	1,188,720
	Sprint Nextel Corp.	2,700	25,272
Wireless Telecommunication Services Total			1,213,992
TELECOMMUNICATION SERVICES TOTAL			26,892,023
UTILITIES – 3.5%
Electric Utilities – 2.6%
	American Electric Power Co., Inc.	51,500	2,179,995
	Duke Energy Corp.	255,800	4,727,184
	Edison International	112,300	5,977,729
	FirstEnergy Corp.	38,500	3,030,335
	Pepco Holdings, Inc.	92,300	2,495,792
	Pinnacle West Capital Corp.	900	30,402
	Progress Energy, Inc.	58,100	2,484,356
	Southern Co.	14,400	521,280
Electric Utilities Total			21,447,073
Gas Utilities – 0.1%
	Questar Corp. (b)	16,500	1,059,630
Gas Utilities Total			1,059,630
Independent Power Producers & Energy Traders – 0.5%
	AES Corp. (a)	7,000	136,360
	Constellation Energy Group, Inc.	44,700	3,854,481
Independent Power Producers & Energy Traders Total			3,990,841

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 0.3%
	Integrys Energy Group, Inc. (b)	3,000	154,050
	Public Service Enterprise Group, Inc.	46,400	2,053,664
Multi-Utilities Total			2,207,714
UTILITIES TOTAL			28,705,258

	Total Common Stocks (cost of $717,739,037)		798,435,150
Securities Lending Collateral – 3.2%
	State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 2.727%)	25,585,155	25,585,155

	Total Securities Lending Collateral (cost of $25,585,155)		25,585,155

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due on 06/02/08, at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 11/19/12, market value of $9,542,813 (repurchase proceeds $9,356,661)	9,355,000	9,355,000

	Total Short-Term Obligation (cost of $9,355,000)		9,355,000

	Total Investments – 103.2% (cost of $752,679,192)(f)(g)		833,375,305

	Other Assets & Liabilities, Net – (3.2%)		(25,766,164)

	Net Assets – 100.0%		807,609,141

10

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

11

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$824,019,333	$121,015
Level 2 – Other Significant Observable Inputs	9,355,000	951,690
Level 3 – Significant Unobservable Inputs	972	—
Total	$833,375,305	$1,072,705

* Other financial instruments consist of futures contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending May 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as March 1, 2008	$972	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and or out of Level 3	—	—
Balance as of May 31, 2008	$972	$—

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $24,933,530.

(c)	A portion of these securities with a market value of $5,798,400 is pledged as collateral for open futures contracts.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $752,679,192.

(g)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$106,606,161	$(25,910,048)	$80,696,113

12

At May 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	24	$8,403,600	$8,282,585	Jun -2008	$121,015

At May 31, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

					Unrealized
Forward Currency Contracts to Buy	In Exchange For	Aggregate Face Value	Value	Settlement Date	Appreciation (Depreciation)
BRL	USD	$2,000,000	$2,048,175	06/06/08	$48,175
HUF	USD	1,300,000	2,065,328	06/05/08	765,328
HUF 319,572,500	EUR 1,300,000	2,045,747	2,065,328	06/05/08	19,581
IDR	USD	2,000,000	1,982,647	06/06/08	(17,353)
MXN	USD	2,000,000	2,036,353	06/05/08	36,353
TRY	USD	2,000,000	2,089,409	06/04/08	89,409
ZAR	USD	2,000,000	2,005,501	06/05/08	5,501

					$946,994

					Unrealized
Forward Currency Contracts to Sell	In Exchange For	Aggregate Face Value	Value	Settlement Date	Appreciation (Depreciation)
EUR 1,300,000	HUF 319,572,500	$2,045,747	$2,022,004	06/05/08	$23,743
ZAR	USD	1,986,454	2,005,501	06/05/08	(19,047)

					$4,696

Acronym	Name

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

13

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Large Cap Index Fund

		Shares	Value ($)*
Common Stocks – 97.1%
CONSUMER DISCRETIONARY – 8.3%
Auto Components – 0.2%
	Goodyear Tire & Rubber Co. (a)	53,430	1,357,656
	Johnson Controls, Inc.	132,060	4,497,964
Auto Components Total			5,855,620
Automobiles – 0.3%
	Ford Motor Co. (a)(b)	490,925	3,338,290
	General Motors Corp. (b)	125,920	2,153,232
	Harley-Davidson, Inc. (b)	53,085	2,206,744
Automobiles Total			7,698,266
Distributors – 0.1%
	Genuine Parts Co.	36,805	1,619,788
Distributors Total			1,619,788
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (a)	30,540	1,459,507
	H&R Block, Inc.	72,380	1,689,349
Diversified Consumer Services Total			3,148,856
Hotels, Restaurants & Leisure – 1.3%
	Carnival Corp.	97,090	3,889,425
	Darden Restaurants, Inc.	31,850	1,090,863
	International Game Technology, Inc.	69,570	2,480,866
	Marriott International, Inc., Class A	66,940	2,202,995
	McDonald’s Corp.	256,190	15,197,191
	Starbucks Corp. (a)	162,460	2,955,147
	Starwood Hotels & Resorts Worldwide, Inc.	41,925	2,029,170
	Wendy’s International, Inc. (b)	19,395	575,256
	Wyndham Worldwide Corp.	39,400	862,072
	Yum! Brands, Inc.	105,750	4,198,275
Hotels, Restaurants & Leisure Total			35,481,260
Household Durables – 0.4%
	Black & Decker Corp. (b)	13,525	875,067
	Centex Corp. (b)	27,185	511,894
	D.R. Horton, Inc.	60,920	774,293
	Fortune Brands, Inc.	34,225	2,377,953
	Harman International Industries, Inc. (b)	13,500	603,720
	KB Home (b)	17,090	350,516
	Leggett & Platt, Inc. (b)	37,270	711,857
	Lennar Corp., Class A (b)	30,900	521,592
	Newell Rubbermaid, Inc.	61,560	1,236,125

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Pulte Homes, Inc. (b)	47,590	582,026
	Snap-On, Inc.	12,860	796,291
	Stanley Works	17,450	847,721
	Whirlpool Corp. (b)	16,869	1,242,908
Household Durables Total			11,431,963
Internet & Catalog Retail – 0.3%
	Amazon.com, Inc. (a)	68,600	5,599,132
	Expedia, Inc. (a)	46,400	1,125,200
	IAC/InterActiveCorp (a)	40,200	906,510
Internet & Catalog Retail Total			7,630,842
Leisure Equipment & Products – 0.1%
	Brunswick Corp. (b)	19,455	266,533
	Eastman Kodak Co. (b)	64,050	981,246
	Hasbro, Inc.	31,715	1,149,352
	Mattel, Inc.	80,420	1,619,659
Leisure Equipment & Products Total			4,016,790
Media – 2.8%
	CBS Corp., Class B	151,425	3,267,752
	Clear Channel Communications, Inc.	110,775	3,879,341
	Comcast Corp., Class A	669,709	15,068,452
	DIRECTV Group, Inc. (a)	158,500	4,453,850
	EW Scripps Co. (b)	19,900	937,290
	Gannett Co., Inc.	51,130	1,473,055
	Interpublic Group of Companies, Inc. (a)	104,754	1,044,397
	McGraw-Hill Companies, Inc.	71,750	2,976,908
	Meredith Corp. (b)	8,370	274,620
	New York Times Co., Class A (b)	31,950	556,569
	News Corp., Class A	511,740	9,185,733
	Omnicom Group, Inc.	71,310	3,494,903
	Time Warner, Inc.	795,485	12,632,302
	Viacom, Inc., Class B (a)	142,525	5,105,245
	Walt Disney Co.	418,860	14,073,696
	Washington Post Co., Class B	1,300	816,946
Media Total			79,241,059
Multiline Retail – 0.8%
	Big Lots, Inc. (a)(b)	18,095	562,031
	Dillard’s, Inc., Class A (b)	12,725	207,163

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Family Dollar Stores, Inc.	31,290	669,606
	J.C. Penney Co., Inc.	49,270	1,982,625
	Kohl’s Corp. (a)	69,805	3,127,264
	Macy’s, Inc.	96,268	2,278,663
	Nordstrom, Inc. (b)	39,780	1,391,504
	Sears Holdings Corp. (a)(b)	16,190	1,371,617
	Target Corp.	182,050	9,714,188
Multiline Retail Total			21,304,661
Specialty Retail – 1.5%
	Abercrombie & Fitch Co., Class A (b)	19,200	1,393,920
	AutoNation, Inc. (a)(b)	30,025	474,095
	Autozone, Inc. (a)	9,585	1,213,078
	Bed Bath & Beyond, Inc. (a)(b)	58,225	1,855,049
	Best Buy Co., Inc.	78,325	3,656,994
	GameStop Corp., Class A (a)	35,800	1,775,680
	Gap, Inc.	101,180	1,846,535
	Home Depot, Inc.	375,315	10,268,618
	Limited Brands, Inc. (b)	69,115	1,339,449
	Lowe’s Cos, Inc.	325,290	7,806,960
	Office Depot, Inc. (a)	60,740	771,398
	OfficeMax, Inc.	16,875	365,850
	RadioShack Corp. (b)	29,165	427,267
	Sherwin-Williams Co. (b)	22,635	1,270,955
	Staples, Inc.	155,962	3,657,309
	Tiffany & Co.	28,275	1,386,323
	TJX Companies, Inc.	97,205	3,116,392
Specialty Retail Total			42,625,872
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	78,240	2,840,112
	Jones Apparel Group, Inc.	19,220	323,280
	Liz Claiborne, Inc. (b)	22,105	385,953
	NIKE, Inc., Class B	85,130	5,820,338
	Polo Ralph Lauren Corp. (b)	13,100	915,035
	V.F. Corp.	19,505	1,476,529
Textiles, Apparel & Luxury Goods Total			11,761,247
CONSUMER DISCRETIONARY TOTAL			231,816,224

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – 10.2%
Beverages – 2.3%
	Anheuser-Busch Companies, Inc.	159,095	9,141,599
	Brown-Forman Corp., Class B (b)	18,765	1,410,753
	Coca-Cola Co.	444,535	25,454,074
	Coca-Cola Enterprises, Inc.	63,910	1,287,148
	Constellation Brands, Inc., Class A (a)	43,170	920,384
	Molson Coors Brewing Co., Class B	30,550	1,771,900
	Pepsi Bottling Group, Inc.	30,470	987,837
	PepsiCo, Inc.	356,310	24,335,973
Beverages Total			65,309,668
Food & Staples Retailing – 2.6%
	Costco Wholesale Corp.	96,705	6,897,000
	CVS Caremark Corp.	318,444	13,626,219
	Kroger Co.	149,625	4,135,635
	Safeway, Inc.	97,900	3,120,073
	SUPERVALU, Inc.	47,046	1,649,903
	Sysco Corp.	134,295	4,144,344
	Wal-Mart Stores, Inc.	525,580	30,346,989
	Walgreen Co.	220,550	7,944,211
	Whole Foods Market, Inc. (b)	31,000	899,000
Food & Staples Retailing Total			72,763,374
Food Products – 1.5%
	Archer-Daniels-Midland Co.	143,180	5,684,246
	Campbell Soup Co.	48,930	1,638,176
	ConAgra Foods, Inc.	108,400	2,556,072
	Dean Foods Co. (a)	33,700	732,975
	General Mills, Inc.	74,900	4,733,680
	H.J. Heinz Co.	70,135	3,500,438
	Hershey Co. (b)	37,375	1,464,726
	Kellogg Co.	57,960	3,002,908
	Kraft Foods, Inc., Class A	341,000	11,075,680
	McCormick & Co., Inc. Non-Voting Shares	28,485	1,070,466
	Sara Lee Corp.	158,360	2,182,201
	Tyson Foods, Inc., Class A	60,900	1,147,356
	Wm. Wrigley Jr. Co.	48,175	3,715,738
Food Products Total			42,504,662
Household Products – 2.2%
	Clorox Co.	30,850	1,762,461
	Colgate-Palmolive Co.	113,415	8,433,539
	Kimberly-Clark Corp.	93,470	5,963,386
	Procter & Gamble Co.	684,546	45,214,263
Household Products Total			61,373,649

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.2%
	Avon Products, Inc.	94,905	3,706,989
	Estee Lauder Companies, Inc., Class A (b)	25,400	1,209,040
Personal Products Total			4,916,029
Tobacco – 1.4%
	Altria Group, Inc.	468,915	10,438,048
	Philip Morris International, Inc. (a)	468,915	24,693,064
	Reynolds American, Inc.	38,040	2,089,157
	UST, Inc.	33,240	1,835,845
Tobacco Total			39,056,114
CONSUMER STAPLES TOTAL			285,923,496
ENERGY – 13.9%
Energy Equipment & Services – 3.1%
	Baker Hughes, Inc.	68,770	6,094,397
	BJ Services Co.	65,180	1,968,436
	Cameron International Corp. (a)	48,600	2,586,978
	ENSCO International, Inc. (b)	32,000	2,298,560
	Halliburton Co.	195,770	9,510,507
	Nabors Industries Ltd. (a)(b)	62,450	2,625,398
	National-Oilwell Varco, Inc. (a)	91,860	7,653,775
	Noble Corp.	59,720	3,770,721
	Rowan Companies, Inc. (b)	24,805	1,095,141
	Schlumberger Ltd.	266,350	26,935,976
	Smith International, Inc.	44,700	3,527,724
	Transocean, Inc. (a)	70,676	10,614,828
	Weatherford International Ltd. (a)	151,000	6,890,130
Energy Equipment & Services Total			85,572,571
Oil, Gas & Consumable Fuels – 10.8%
	Anadarko Petroleum Corp.	104,080	7,802,878
	Apache Corp.	74,041	9,925,936
	Chesapeake Energy Corp.	107,000	5,860,390
	Chevron Corp.	461,911	45,798,476
	ConocoPhillips	347,267	32,330,558
	CONSOL Energy, Inc.	40,600	3,960,936
	Devon Energy Corp.	98,880	11,464,147
	El Paso Corp.	155,860	3,047,063
	EOG Resources, Inc.	54,990	7,073,364
	Exxon Mobil Corp.	1,189,970	105,621,737

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Hess Corp.	62,020	7,616,676
	Marathon Oil Corp.	157,682	8,103,278
	Murphy Oil Corp.	42,200	3,909,830
	Noble Energy, Inc.	38,200	3,722,590
	Occidental Petroleum Corp.	182,910	16,814,916
	Peabody Energy Corp.	60,300	4,457,376
	Range Resources Corp.	33,300	2,189,808
	Spectra Energy Corp.	140,643	3,800,174
	Sunoco, Inc.	26,200	1,165,114
	Tesoro Corp. (b)	30,600	760,410
	Valero Energy Corp.	118,960	6,047,926
	Williams Companies, Inc.	130,135	4,950,335
	XTO Energy, Inc.	113,493	7,220,425
Oil, Gas & Consumable Fuels Total			303,644,343
ENERGY TOTAL			389,216,914
FINANCIALS – 15.4%
Capital Markets – 2.9%
	American Capital Strategies Ltd. (b)	43,400	1,388,800
	Ameriprise Financial, Inc.	50,445	2,384,031
	Bank of New York Mellon Corp.	253,890	11,305,721
	Bear Stearns Companies, Inc. (b)	29,945	279,387
	Charles Schwab Corp.	208,855	4,632,404
	E*TRADE Financial Corp. (a)(b)	102,750	421,275
	Federated Investors, Inc., Class B	19,190	706,384
	Franklin Resources, Inc.	34,970	3,539,663
	Goldman Sachs Group, Inc.	87,875	15,502,029
	Janus Capital Group, Inc.	32,850	952,650
	Legg Mason, Inc.	30,000	1,614,300
	Lehman Brothers Holdings, Inc. (b)	117,970	4,342,476
	Merrill Lynch & Co., Inc.	216,135	9,492,649
	Morgan Stanley	245,635	10,864,436
	Northern Trust Corp.	42,735	3,247,860
	State Street Corp.	86,170	6,205,963
	T. Rowe Price Group, Inc.	58,640	3,396,429
Capital Markets Total			80,276,457
Commercial Banks – 2.5%
	BB&T Corp. (b)	121,505	3,823,762
	Comerica, Inc.	33,465	1,244,229
	Fifth Third Bancorp	118,475	2,215,483

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	First Horizon National Corp. (b)	41,470	397,697
	Huntington Bancshares, Inc. (b)	81,490	726,076
	KeyCorp	88,645	1,725,918
	M&T Bank Corp. (b)	17,130	1,484,486
	Marshall & Ilsley Corp. (b)	58,184	1,352,196
	National City Corp.	169,100	987,544
	PNC Financial Services Group, Inc.	75,760	4,867,580
	Regions Financial Corp.	154,305	2,749,715
	SunTrust Banks, Inc.	78,070	4,076,035
	U.S. Bancorp	384,750	12,769,852
	Wachovia Corp.	473,132	11,260,542
	Wells Fargo & Co.	733,250	20,215,702
	Zions Bancorporation (b)	23,840	1,027,266
Commercial Banks Total			70,924,083
Consumer Finance – 0.7%
	American Express Co.	257,125	11,917,744
	Capital One Financial Corp.	83,005	3,994,201
	Discover Financial Services	106,617	1,828,481
	SLM Corp. (a)	103,810	2,353,373
Consumer Finance Total			20,093,799
Diversified Financial Services – 3.8%
	Bank of America Corp. (c)	988,034	33,603,036
	CIT Group, Inc. (b)	62,660	626,600
	Citigroup, Inc.	1,157,985	25,348,292
	CME Group, Inc.	11,900	5,120,570
	IntercontinentalExchange, Inc. (a)	15,600	2,155,920
	JPMorgan Chase & Co.	755,417	32,482,931
	Leucadia National Corp. (b)	37,600	2,041,680
	Moody’s Corp. (b)	45,710	1,694,927
	NYSE Euronext	58,900	3,764,888
Diversified Financial Services Total			106,838,844
Insurance – 3.7%
	ACE Ltd.	73,350	4,406,135
	AFLAC, Inc.	105,560	7,086,243
	Allstate Corp.	124,675	6,350,945
	Ambac Financial Group, Inc.	63,780	199,631
	American International Group, Inc.	598,715	21,553,740
	Aon Corp.	67,930	3,205,617
	Assurant, Inc.	21,300	1,449,039
	Chubb Corp.	82,390	4,429,286

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Cincinnati Financial Corp.	36,822	1,289,506
	Genworth Financial, Inc., Class A	96,200	2,126,020
	Hartford Financial Services Group, Inc.	69,850	4,964,240
	Lincoln National Corp.	58,872	3,247,380
	Loews Corp.	97,795	4,847,698
	Marsh & McLennan Companies, Inc.	115,865	3,155,004
	MBIA, Inc. (b)	46,735	325,276
	MetLife, Inc.	157,750	9,469,732
	Principal Financial Group, Inc.	57,450	3,095,406
	Progressive Corp.	150,840	3,025,850
	Prudential Financial, Inc.	99,175	7,408,372
	SAFECO Corp.	19,960	1,337,320
	Torchmark Corp.	20,230	1,282,784
	Travelers Companies, Inc.	137,956	6,871,588
	Unum Group	77,125	1,857,170
	XL Capital Ltd., Class A	39,550	1,380,691
Insurance Total			104,364,673
Real Estate Investment Trusts (REITs) – 1.2%
	Apartment Investment & Management Co., Class A (b)	20,412	807,703
	AvalonBay Communities, Inc.	17,100	1,730,520
	Boston Properties, Inc.	26,600	2,599,884
	Developers Diversified Realty Corp.	26,600	1,055,488
	Equity Residential Property Trust	59,960	2,535,708
	General Growth Properties, Inc. (b)	59,300	2,464,508
	HCP, Inc.	52,100	1,784,946
	Host Hotels & Resorts, Inc.	116,400	2,000,916
	Kimco Realty Corp.	56,200	2,211,470
	Plum Creek Timber Co., Inc. (b)	38,070	1,775,966
	ProLogis	57,395	3,554,472
	Public Storage, Inc.	27,700	2,441,201
	Simon Property Group, Inc.	49,625	4,930,740
	Vornado Realty Trust	30,000	2,931,900
Real Estate Investment Trusts (REITs) Total			32,825,422
Real Estate Management & Development – 0.0%
	CB Richard Ellis Group, Inc., Class A (a)(b)	38,600	866,956
Real Estate Management & Development Total			866,956

8

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.6%
	Countrywide Financial Corp. (b)	120,398	633,293
	Fannie Mae	235,815	6,371,721
	Freddie Mac	143,730	3,653,617
	Hudson City Bancorp, Inc.	115,300	2,052,340
	MGIC Investment Corp. (b)	27,815	334,336
	Sovereign Bancorp, Inc. (b)	106,318	971,747
	Washington Mutual, Inc. (b)	235,297	2,122,379
Thrifts & Mortgage Finance Total			16,139,433
FINANCIALS TOTAL			432,329,667
HEALTH CARE – 11.2%
Biotechnology – 1.3%
	Amgen, Inc. (a)	241,877	10,649,844
	Biogen Idec, Inc. (a)	66,222	4,155,430
	Celgene Corp. (a)	96,800	5,891,248
	Genzyme Corp. (a)	59,480	4,072,001
	Gilead Sciences, Inc. (a)	206,580	11,428,006
Biotechnology Total			36,196,529
Health Care Equipment & Supplies – 1.9%
	Baxter International, Inc.	141,155	8,624,570
	Becton, Dickinson & Co.	54,280	4,583,946
	Boston Scientific Corp. (a)	298,687	3,969,550
	C.R. Bard, Inc.	22,355	2,038,776
	Covidien Ltd.	110,976	5,558,788
	Hospira, Inc. (a)	35,332	1,481,824
	Intuitive Surgical, Inc. (a)	8,600	2,524,874
	Medtronic, Inc.	249,830	12,658,886
	St. Jude Medical, Inc. (a)	76,550	3,119,413
	Stryker Corp.	53,000	3,421,150
	Varian Medical Systems, Inc. (a)	28,000	1,331,120
	Zimmer Holdings, Inc. (a)	51,905	3,778,684
Health Care Equipment & Supplies Total			53,091,581
Health Care Providers & Services – 1.9%
	Aetna, Inc.	110,500	5,211,180
	AmerisourceBergen Corp.	36,160	1,494,493
	Cardinal Health, Inc.	79,360	4,487,014
	CIGNA Corp.	62,305	2,529,583
	Coventry Health Care, Inc. (a)	34,450	1,585,734
	Express Scripts, Inc. (a)	56,200	4,052,582
	Humana, Inc. (a)	37,840	1,931,732
	Laboratory Corp. of America Holdings (a)	24,610	1,815,972
	McKesson Corp.	64,400	3,712,660

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Medco Health Solutions, Inc. (a)	116,542	5,646,460
	Patterson Companies, Inc. (a)	28,800	979,488
	Quest Diagnostics, Inc.	34,930	1,760,821
	Tenet Healthcare Corp. (a)(b)	105,492	622,403
	UnitedHealth Group, Inc.	278,340	9,522,011
	WellPoint, Inc. (a)	120,580	6,730,776
Health Care Providers & Services Total			52,082,909
Health Care Technology – 0.0%
	IMS Health, Inc.	40,800	988,992
Health Care Technology Total			988,992
Life Sciences Tools & Services – 0.4%
	Applera Corp. - Applied Biosystems Group	37,195	1,292,898
	Millipore Corp. (a)(b)	12,195	885,967
	PerkinElmer, Inc.	26,135	739,098
	Thermo Fisher Scientific, Inc. (a)	93,105	5,495,057
	Waters Corp. (a)	22,245	1,368,512
Life Sciences Tools & Services Total			9,781,532
Pharmaceuticals – 5.7%
	Abbott Laboratories	343,825	19,374,539
	Allergan, Inc.	68,020	3,919,312
	Barr Pharmaceuticals, Inc. (a)	24,000	1,051,200
	Bristol-Myers Squibb Co.	440,245	10,033,183
	Eli Lilly & Co.	220,055	10,593,448
	Forest Laboratories, Inc. (a)	69,220	2,485,690
	Johnson & Johnson	630,005	42,046,534
	King Pharmaceuticals, Inc. (a)	54,715	561,376
	Merck & Co., Inc.	481,575	18,762,162
	Mylan Laboratories, Inc. (b)	67,745	904,396
	Pfizer, Inc.	1,503,775	29,113,084
	Schering-Plough Corp.	360,575	7,355,730
	Watson Pharmaceuticals, Inc. (a)	23,105	659,879
	Wyeth	297,590	13,233,827
Pharmaceuticals Total			160,094,360
HEALTH CARE TOTAL			312,235,903
INDUSTRIALS – 11.4%
Aerospace & Defense – 2.8%
	Boeing Co.	170,065	14,076,280
	General Dynamics Corp.	89,420	8,240,053

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Goodrich Corp.	27,820	1,803,014
	Honeywell International, Inc.	165,545	9,869,793
	L-3 Communications Holdings, Inc.	27,220	2,923,156
	Lockheed Martin Corp.	76,205	8,339,875
	Northrop Grumman Corp.	75,113	5,668,027
	Precision Castparts Corp.	30,900	3,732,720
	Raytheon Co.	94,790	6,053,290
	Rockwell Collins, Inc.	36,130	2,217,298
	United Technologies Corp.	218,300	15,508,032
Aerospace & Defense Total			78,431,538
Air Freight & Logistics – 1.0%
	C.H. Robinson Worldwide, Inc.	38,100	2,457,450
	Expeditors International Washington, Inc.	47,400	2,231,592
	FedEx Corp.	68,790	6,308,731
	United Parcel Service, Inc., Class B	230,015	16,335,665
Air Freight & Logistics Total			27,333,438
Airlines – 0.1%
	Southwest Airlines Co.	163,650	2,137,269
Airlines Total			2,137,269
Building Products – 0.1%
	Masco Corp.	81,085	1,503,316
	Trane, Inc.	38,655	1,794,365
Building Products Total			3,297,681
Commercial Services & Supplies – 0.5%
	Allied Waste Industries, Inc. (a)	75,045	1,010,856
	Avery Dennison Corp.	23,730	1,223,993
	Cintas Corp.	29,050	857,556
	Equifax, Inc. (b)	28,885	1,102,252
	Monster Worldwide, Inc. (a)(b)	27,895	688,728
	Pitney Bowes, Inc.	46,965	1,705,299
	R.R. Donnelley & Sons Co.	47,825	1,570,095
	Robert Half International, Inc.	35,290	867,428
	Waste Management, Inc.	110,210	4,180,265
Commercial Services & Supplies Total			13,206,472
Construction & Engineering – 0.2%
	Fluor Corp.	19,715	3,677,833
	Jacobs Engineering Group, Inc. (a)	27,000	2,559,060
Construction & Engineering Total			6,236,893

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.5%	Cooper Industries Ltd., Class A (b)	39,230	1,829,295
	Emerson Electric Co.	175,090	10,186,736
	Rockwell Automation, Inc.	33,005	1,932,443
Electrical Equipment Total			13,948,474
Industrial Conglomerates – 3.2%
	3M Co.	157,430	12,210,271
	General Electric Co. (d)	2,221,040	68,230,349
	Textron, Inc.	55,270	3,457,138
	Tyco International Ltd.	107,876	4,874,916
Industrial Conglomerates Total			88,772,674
Machinery – 1.9%
	Caterpillar, Inc.	138,740	11,465,473
	Cummins, Inc.	44,980	3,167,492
	Danaher Corp.	56,660	4,429,679
	Deere & Co.	96,960	7,886,726
	Dover Corp.	42,660	2,307,053
	Eaton Corp.	36,500	3,528,820
	Illinois Tool Works, Inc.	89,070	4,783,059
	Ingersoll-Rand Co., Ltd., Class A	60,630	2,670,145
	ITT Corp.	40,430	2,668,380
	Manitowoc Co., Inc. (b)	28,900	1,124,210
	Paccar, Inc.	81,592	4,356,197
	Pall Corp.	27,270	1,112,889
	Parker Hannifin Corp.	37,492	3,174,448
	Terex Corp. (a)	22,600	1,612,510
Machinery Total			54,287,081
Road & Rail – 1.1%
	Burlington Northern Santa Fe Corp.	65,840	7,443,212
	CSX Corp.	89,750	6,198,135
	Norfolk Southern Corp.	83,680	5,638,358
	Ryder System, Inc.	12,960	951,653
	Union Pacific Corp.	115,990	9,547,137
Road & Rail Total			29,778,495
Trading Companies & Distributors – 0.0%
	W.W. Grainger, Inc.	14,915	1,361,143
Trading Companies & Distributors Total			1,361,143
INDUSTRIALS TOTAL			318,791,158

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – 16.1%
Communications Equipment – 2.6%
Ciena Corp. (a)(b)	19,318	590,358
Cisco Systems, Inc. (a)	1,325,850	35,426,712
Corning, Inc.	350,160	9,573,375
JDS Uniphase Corp. (a)(b)	50,055	619,180
Juniper Networks, Inc. (a)	116,500	3,206,080
Motorola, Inc.	501,480	4,678,808
Nortel Networks Corp. (a)	1,512	12,459
QUALCOMM, Inc.	358,640	17,408,386
Tellabs, Inc. (a)(b)	92,050	500,752
Communications Equipment Total		72,016,110
Computers & Peripherals – 4.6%
Apple, Inc. (a)	195,490	36,898,737
Dell, Inc. (a)	454,425	10,479,040
EMC Corp. (a)	467,170	8,147,445
Hewlett-Packard Co.	548,366	25,806,104
International Business Machines Corp.	307,900	39,851,497
Lexmark International, Inc., Class A (a)(b)	21,085	777,193
NetApp, Inc. (a)	76,400	1,862,632
QLogic Corp. (a)	29,880	471,805
SanDisk Corp. (a)	51,000	1,443,810
Seagate Technology, Inc., Escrow Shares (e)	64,266	643
Sun Microsystems, Inc. (a)	176,326	2,283,422
Teradata Corp. (a)	39,900	1,077,699
Computers & Peripherals Total		129,100,027
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	81,235	3,037,377
Jabil Circuit, Inc.	46,295	588,872
Molex, Inc.	31,265	870,418
Tyco Electronics Ltd.	108,376	4,348,045
Electronic Equipment & Instruments Total		8,844,712
Internet Software & Services – 1.7%
Akamai Technologies, Inc. (a)(b)	37,200	1,452,660
eBay, Inc. (a)	248,070	7,444,581
Google, Inc., Class A (a)	51,600	30,227,280
VeriSign, Inc. (a)	43,300	1,733,732
Yahoo!, Inc. (a)	297,410	7,958,691
Internet Software & Services Total		48,816,944

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.9%
	Affiliated Computer Services, Inc., Class A (a)	21,310	1,155,002
	Automatic Data Processing, Inc.	116,225	5,003,486
	Cognizant Technology Solutions Corp., Class A (a)	64,100	2,261,448
	Computer Sciences Corp. (a)	36,420	1,790,043
	Convergys Corp. (a)	28,225	455,269
	Electronic Data Systems Corp.	113,275	2,774,105
	Fidelity National Information Services, Inc.	38,100	1,534,668
	Fiserv, Inc. (a)	36,520	1,912,187
	Paychex, Inc.	71,960	2,486,218
	Total System Services, Inc.	44,200	1,083,784
	Unisys Corp. (a)	78,595	397,691
	Western Union Co.	166,745	3,941,852
IT Services Total			24,795,753
Office Electronics – 0.1%
	Xerox Corp.	204,125	2,772,017
Office Electronics Total			2,772,017
Semiconductors & Semiconductor Equipment – 2.5%
	Advanced Micro Devices, Inc. (a)(b)	134,655	926,426
	Altera Corp.	68,375	1,582,198
	Analog Devices, Inc. (b)	65,375	2,295,316
	Applied Materials, Inc.	301,055	5,963,900
	Broadcom Corp., Class A (a)	103,950	2,982,325
	Intel Corp.	1,287,375	29,841,352
	KLA-Tencor Corp. (b)	37,845	1,745,411
	Linear Technology Corp. (b)	49,140	1,806,878
	LSI Logic Corp. (a)	147,040	1,068,981
	MEMC Electronic Materials, Inc. (a)	50,800	3,487,928
	Microchip Technology, Inc. (b)	42,000	1,547,280
	Micron Technology, Inc. (a)	169,155	1,365,081
	National Semiconductor Corp.	50,460	1,062,183
	Novellus Systems, Inc. (a)(b)	22,685	541,945
	NVIDIA Corp. (a)	123,620	3,053,414
	Teradyne, Inc. (a)	38,770	532,700
	Texas Instruments, Inc.	294,970	9,580,626
	Xilinx, Inc.	63,635	1,730,872
Semiconductors & Semiconductor Equipment Total			71,114,816

14

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 3.4%
	Adobe Systems, Inc. (a)	118,270	5,210,976
	Autodesk, Inc. (a)	51,390	2,115,213
	BMC Software, Inc. (a)	42,700	1,712,270
	CA, Inc.	86,804	2,303,778
	Citrix Systems, Inc. (a)	41,205	1,410,447
	Compuware Corp. (a)	60,990	621,488
	Electronic Arts, Inc. (a)	70,490	3,538,598
	Intuit, Inc. (a)	72,940	2,112,342
	Microsoft Corp.	1,780,220	50,415,831
	Novell, Inc. (a)	78,365	554,824
	Oracle Corp. (a)	879,665	20,091,549
	Symantec Corp. (a)	188,230	4,090,238
Software Total			94,177,554
INFORMATION TECHNOLOGY TOTAL			451,637,933
MATERIALS – 3.6%
Chemicals – 2.0%
	Air Products & Chemicals, Inc.	47,715	4,863,113
	Ashland, Inc.	12,450	668,192
	Dow Chemical Co.	209,025	8,444,610
	E.I. Du Pont de Nemours & Co.	199,995	9,581,760
	Eastman Chemical Co.	17,750	1,359,828
	Ecolab, Inc.	39,025	1,749,491
	Hercules, Inc.	25,270	521,320
	International Flavors & Fragrances, Inc.	17,990	754,860
	Monsanto Co.	121,844	15,522,926
	PPG Industries, Inc.	36,405	2,294,607
	Praxair, Inc.	69,705	6,626,157
	Rohm and Haas Co.	27,895	1,505,772
	Sigma-Aldrich Corp.	28,800	1,692,288
Chemicals Total			55,584,924
Construction Materials – 0.1%
	Vulcan Materials Co. (b)	24,055	1,850,551
Construction Materials Total			1,850,551
Containers & Packaging – 0.1%
	Ball Corp.	21,655	1,175,866
	Bemis Co., Inc. (b)	22,205	590,653
	Pactiv Corp. (a)	29,050	715,502
	Sealed Air Corp.	35,930	875,255
Containers & Packaging Total			3,357,276

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.2%
	Alcoa, Inc.	181,160	7,353,284
	Allegheny Technologies, Inc. (b)	22,440	1,683,000
	Freeport-McMoRan Copper & Gold, Inc.	85,110	9,848,078
	Newmont Mining Corp.	100,800	4,791,024
	Nucor Corp.	69,580	5,204,584
	Titanium Metals Corp. (b)	22,000	382,800
	United States Steel Corp. (b)	26,170	4,519,821
Metals & Mining Total			33,782,591
Paper & Forest Products – 0.2%
	International Paper Co.	95,095	2,588,486
	MeadWestvaco Corp.	38,695	995,622
	Weyerhaeuser Co.	46,655	2,908,006
Paper & Forest Products Total			6,492,114
MATERIALS TOTAL			101,067,456
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.0%
	AT&T, Inc.	1,342,520	53,566,548
	CenturyTel, Inc.	23,735	840,457
	Citizens Communications Co. (b)	72,895	849,956
	Embarq Corp.	34,157	1,616,309
	Qwest Communications International, Inc. (b)	341,985	1,658,627
	Verizon Communications, Inc.	638,595	24,566,750
	Windstream Corp.	100,980	1,347,073
Diversified Telecommunication Services Total			84,445,720
Wireless Telecommunication Services – 0.4%
	American Tower Corp., Class A (a)	90,000	4,114,800
	Sprint Nextel Corp.	633,645	5,930,917
Wireless Telecommunication Services Total			10,045,717
TELECOMMUNICATION SERVICES TOTAL			94,491,437
UTILITIES – 3.6%
Electric Utilities – 2.1%
	Allegheny Energy, Inc.	37,190	2,036,152
	American Electric Power Co., Inc.	89,015	3,768,005
	Duke Energy Corp.	280,887	5,190,792
	Edison International	72,430	3,855,449
	Entergy Corp.	42,485	5,130,913
	Exelon Corp.	147,050	12,940,400
	FirstEnergy Corp.	67,805	5,336,931

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	FPL Group, Inc.	90,630	6,119,338
	Pepco Holdings, Inc.	44,700	1,208,688
	Pinnacle West Capital Corp. (b)	22,355	755,152
	PPL Corp.	83,090	4,263,348
	Progress Energy, Inc.	57,830	2,472,811
	Southern Co.	170,115	6,158,163
Electric Utilities Total			59,236,142
Gas Utilities – 0.1%
	Nicor, Inc. (b)	10,045	410,137
	Questar Corp.	38,400	2,466,048
Gas Utilities Total			2,876,185
Independent Power Producers & Energy Traders – 0.3%
	AES Corp. (a)	148,810	2,898,819
	Constellation Energy Group, Inc.	39,555	3,410,828
	Dynegy, Inc. (a)	110,320	1,039,214
Independent Power Producers & Energy Traders Total			7,348,861
Multi-Utilities – 1.1%
	Ameren Corp.	46,385	2,108,198
	CenterPoint Energy, Inc. (b)	72,850	1,234,079
	CMS Energy Corp. (b)	50,125	781,449
	Consolidated Edison, Inc. (b)	60,480	2,497,824
	Dominion Resources, Inc.	127,890	5,921,307
	DTE Energy Co. (b)	36,355	1,608,345
	Integrys Energy Group, Inc. (b)	16,999	872,899
	NiSource, Inc.	61,020	1,103,852
	PG&E Corp.	79,175	3,134,538
	Public Service Enterprise Group, Inc.	113,080	5,004,921
	Sempra Energy	58,140	3,361,073
	TECO Energy, Inc. (b)	46,910	955,557
	Xcel Energy, Inc. (b)	95,405	2,033,081
Multi-Utilities Total			30,617,123
UTILITIES TOTAL			100,078,311

	Total Common Stocks
	(cost of $1,891,871,353)		2,717,588,499
Securities Lending Collateral – 3.3%
	State Street Navigator Securities Lending Prime Portfolio

	(7 day yield of 2.727%) (f)	92,633,932	92,633,932

	Total Securities Lending Collateral
	(cost of $92,633,932)		92,633,932

17

		Par ($)	Value ($)
Short-Term Obligation – 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by U.S. Government Agency Obligations with various maturities to 02/06/23, market value $76,568,610 (repurchase proceeds $75,078,324)	75,065,000	75,065,000

	Total Short-Term Obligations (cost of $75,065,000)		75,065,000

	Total Investments – 103.1% (cost of $2,059,570,285)(g)(h)		2,885,287,431

	Other Assets & Liabilities, Net – (3.1)%		(85,807,829)

	Net Assets – 100.0%		2,799,479,602

Notes to Investment Portfolio:
* Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

18

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$2,810,221,788	$3,058,729
Level 2 – Other Significant Observable Inputs	75,065,000	—
Level 3 – Significant Unobservable Inputs	643	—
Total	$2,885,287,431	$3,058,729

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending May 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Balance as March 1, 2008	$643	$—

Accretion of discounts/amortization of premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	—	—

Net purchases (sales)	—	—

Transfers in and or out of Level 3	—	—

Balance as of May 31, 2008	$643	$—

(a)           Non-income producing security.

(b)           All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $90,155,374.

(c)           Investments in affiliates during the three months ended May 31, 2008:

Security name:	Bank of America Corp.
Shares as of 02/29/08:	923,134
Shares purchased:	64,900
Shares sold:	—
Shares as of 05/31/08:	988,034
Net realized gain:	$—
Dividend income earned:	$590,806
Value at end of period:	$33,603,036

(d) A portion of this security with a market value of $7,680,000 is pledged as collateral for open futures contracts.

19

(e)           Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)            Investment made with cash collateral received from securities lending activity.

(g)           Cost for federal income tax purposes is $2,059,570,285.

(h)           Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,079,951,873	$(254,234,727)	$825,717,146

At May 31, 2008 the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation

S&P 500 Index	227	$79,484,050	$76,425,321	Jun-2008	$3,058,729

20

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Large Cap Value Fund

		Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 6.8%
Hotels, Restaurants & Leisure – 1.6%
	Carnival Corp.	617,692	24,744,741
	McDonald’s Corp.	581,619	34,501,639
Hotels, Restaurants & Leisure Total			59,246,380
Household Durables – 1.1%
	Sony Corp., ADR	766,200	38,608,818
Household Durables Total			38,608,818
Multiline Retail – 1.9%
	J.C. Penney Co., Inc.	850,900	34,240,216
	Macy’s, Inc.	1,527,700	36,160,659
Multiline Retail Total			70,400,875
Specialty Retail – 0.9%
	Lowe’s Cos, Inc.	1,421,300	34,111,200
Specialty Retail Total			34,111,200
Textiles, Apparel & Luxury Goods – 1.3%
	V.F. Corp.	620,400	46,964,280
Textiles, Apparel & Luxury Goods Total			46,964,280
CONSUMER DISCRETIONARY TOTAL			249,331,553
CONSUMER STAPLES – 10.4%
Beverages – 0.9%
	Diageo PLC, ADR	420,298	33,043,828
Beverages Total			33,043,828
Food & Staples Retailing – 1.6%
	Sysco Corp.	963,800	29,742,868
	Wal-Mart Stores, Inc.	505,000	29,158,700
Food & Staples Retailing Total			58,901,568
Food Products – 2.4%
	ConAgra Foods, Inc.	2,046,100	48,247,038
	Smithfield Foods, Inc. (a)(b)	690,700	21,612,003
	Tyson Foods, Inc., Class A	1,081,900	20,382,996
Food Products Total			90,242,037
Household Products – 1.0%
	Procter & Gamble Co.	560,500	37,021,025
Household Products Total			37,021,025
Personal Products – 1.0%
	Avon Products, Inc.	917,100	35,821,926
Personal Products Total			35,821,926

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 3.5%	Loews Corp. - Carolina Group (b)	1,232,000	89,381,600
	Philip Morris International, Inc. (a)	735,677	38,740,751
Tobacco Total			128,122,351
CONSUMER STAPLES TOTAL			383,152,735
ENERGY – 18.5%
Energy Equipment & Services – 1.2%
	Halliburton Co.	394,498	19,164,713
	Weatherford International Ltd. (a)	556,800	25,406,784
Energy Equipment & Services Total			44,571,497
Oil, Gas & Consumable Fuels – 17.3%
	Chevron Corp.	603,600	59,846,940
	ConocoPhillips	992,480	92,399,888
	El Paso Corp.	906,800	17,727,940
	Exxon Mobil Corp.	2,074,528	184,135,105
	Hess Corp. (c)	629,500	77,308,895
	Newfield Exploration Co. (a)	526,600	33,302,184
	Occidental Petroleum Corp.	1,276,700	117,367,031
	Valero Energy Corp.	532,300	27,062,132
	XTO Energy, Inc.	404,050	25,705,661
Oil, Gas & Consumable Fuels Total			634,855,776
ENERGY TOTAL			679,427,273
FINANCIALS – 26.4%
Capital Markets – 3.4%
	Goldman Sachs Group, Inc.	215,600	38,033,996
	Merrill Lynch & Co., Inc.	777,100	34,130,232
	Morgan Stanley	625,200	27,652,596
	State Street Corp.	342,600	24,674,052
Capital Markets Total			124,490,876
Commercial Banks – 7.1%
	Marshall & Ilsley Corp. (b)	972,703	22,605,618
	PNC Financial Services Group, Inc.	625,079	40,161,326
	U.S. Bancorp	2,567,282	85,208,089
	Wachovia Corp.	1,242,932	29,581,782
	Wells Fargo & Co.	3,066,314	84,538,277
Commercial Banks Total			262,095,092
Diversified Financial Services – 5.9%
	Citigroup, Inc.	2,873,210	62,894,567
	JPMorgan Chase & Co.	3,567,510	153,402,930
Diversified Financial Services Total			216,297,497

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 6.2%
	ACE Ltd.	1,308,200	78,583,574
	American International Group, Inc.	782,847	28,182,492
	Hartford Financial Services Group, Inc.	469,460	33,364,522
	Loews Corp. (b)	999,600	49,550,172
	Prudential Financial, Inc.	488,500	36,490,950
Insurance Total			226,171,710
Real Estate Investment Trusts (REITs) – 2.8%
	General Growth Properties, Inc. (b)	733,400	30,480,104
	Plum Creek Timber Co., Inc. (b)	887,400	41,397,210
	Rayonier, Inc.	641,800	30,459,828
Real Estate Investment Trusts (REITs) Total			102,337,142
Thrifts & Mortgage Finance – 1.0%
	Fannie Mae	618,300	16,706,466
	Freddie Mac	778,400	19,786,928
Thrifts & Mortgage Finance Total			36,493,394
FINANCIALS TOTAL			967,885,711
HEALTH CARE – 6.5%
Biotechnology – 0.6%
	Amgen, Inc. (a)	526,900	23,199,407
Biotechnology Total			23,199,407
Health Care Providers & Services – 1.8%
	CIGNA Corp.	706,758	28,694,375
	Medco Health Solutions, Inc. (a)	752,000	36,434,400
Health Care Providers & Services Total			65,128,775
Life Sciences Tools & Services – 0.8%
	Thermo Fisher Scientific, Inc. (a)	505,000	29,805,100
Life Sciences Tools & Services Total			29,805,100
Pharmaceuticals – 3.3%
	Johnson & Johnson	1,349,700	90,078,978
	Merck & Co., Inc.	745,900	29,060,264
Pharmaceuticals Total			119,139,242
HEALTH CARE TOTAL			237,272,524
INDUSTRIALS – 9.4%
Aerospace & Defense – 4.8%
	Boeing Co.	237,800	19,682,706
	Goodrich Corp.	903,000	58,523,430
	L-3 Communications Holdings, Inc.	289,000	31,035,710
	United Technologies Corp.	939,980	66,776,179
Aerospace & Defense Total			176,018,025

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.6%
	ABB Ltd., ADR	611,800	19,871,264
Electrical Equipment Total			19,871,264
Industrial Conglomerates – 3.1%
	General Electric Co.	2,704,316	83,076,588
	McDermott International, Inc. (a)	505,100	31,331,353
Industrial Conglomerates Total			114,407,941
Machinery – 0.9%
	Eaton Corp.	350,200	33,857,336
Machinery Total			33,857,336
INDUSTRIALS TOTAL			344,154,566
INFORMATION TECHNOLOGY – 6.9%
Computers & Peripherals – 2.8%
	EMC Corp. (a)	1,808,600	31,541,984
	Hewlett-Packard Co.	1,534,080	72,193,805
Computers & Peripherals Total			103,735,789
IT Services – 0.4%
	Visa, Inc., Class A (a)	159,847	13,804,387
IT Services Total			13,804,387
Semiconductors & Semiconductor Equipment – 2.5%
	Intel Corp.	1,237,000	28,673,660
	Intersil Corp., Class A	968,600	26,994,882
	NVIDIA Corp. (a)	621,999	15,363,375
	Texas Instruments, Inc.	633,700	20,582,576
Semiconductors & Semiconductor Equipment Total			91,614,493
Software – 1.2%
	BMC Software, Inc. (a)	572,500	22,957,250
	Electronic Arts, Inc. (a)	455,000	22,841,000
Software Total			45,798,250
INFORMATION TECHNOLOGY TOTAL			254,952,919
MATERIALS – 3.8%
Chemicals – 0.7%
	E.I. Du Pont de Nemours & Co.	538,800	25,813,908
Chemicals Total			25,813,908
Metals & Mining – 2.1%
	Alcoa, Inc.	933,600	37,894,824
	Allegheny Technologies, Inc. (b)	119,200	8,940,000
	Freeport-McMoRan Copper & Gold, Inc.	114,100	13,202,511
	Nucor Corp.	244,200	18,266,160
	Metals & Mining Total		78,303,495

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 1.0%
	Weyerhaeuser Co. (b)	567,500	35,372,275
Paper & Forest Products Total			35,372,275
MATERIALS TOTAL			139,489,678
TELECOMMUNICATION SERVICES – 4.9%
Diversified Telecommunication Services – 4.9%
	AT&T, Inc.	3,505,651	139,875,475
	Verizon Communications, Inc.	1,093,302	42,059,328
Diversified Telecommunication Services Total			181,934,803
TELECOMMUNICATION SERVICES TOTAL			181,934,803
UTILITIES – 4.7%
Electric Utilities – 3.0%
	Exelon Corp.	495,500	43,604,000
	FPL Group, Inc.	645,200	43,563,904
	PPL Corp.	432,100	22,171,051
Electric Utilities Total			109,338,955
Multi-Utilities – 1.7%
	PG&E Corp.	642,643	25,442,236
	Public Service Enterprise Group, Inc.	842,690	37,297,460
Multi-Utilities Total			62,739,696
UTILITIES TOTAL			172,078,651

	Total Common Stocks (cost of $3,173,735,189)		3,609,680,413
Convertible Preferred Stock – 0.4%
HEALTH CARE – 0.4%
Pharmaceuticals – 0.4%
	Schering-Plough Corp., 6.000%	79,800	15,600,900
Pharmaceuticals Total			15,600,900
HEALTH CARE TOTAL			15,600,900

	Total Convertible Preferred Stock (cost of $21,162,162)		15,600,900
Securities Lending Collateral – 3.9%
	State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.727%)	142,440,904	142,440,904

	Total Securities Lending Collateral (cost of $142,440,904)		142,440,904

5

		Par ($)	Value ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 06/07/27, market value $39,250,575 (repurchase proceeds $38,486,830)	38,480,000	38,480,000

	Total Short-Term Obligation (cost of $38,480,000)		38,480,000

	Total Investments – 103.7% (cost of $3,375,818,255)(e)(f)		3,806,202,217

	Other Assets & Liabilities, Net – (3.7)%		(134,452,095)

	Net Assets – 100.0%		3,671,750,122

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$3,767,722,217	$34,050
Level 2 – Other Significant Observable Inputs	38,480,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,806,202,217	$34,050

*Other financial instruments consist of written options which are not included in the investment portfolio.

6

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $139,993,876.

(c)	All or a portion of this security is pledged as collateral for open written option contracts. The total market value of securities pledged as collateral at May 31, 2008 is $16,726,722.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $3,375,818,255.

(f)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$670,295,630	$(239,911,668)	$430,383,962

At May 31, 2008, the Fund held the following written call option contracts:

	Strike
Name of Issuer	Price	Number of Contracts	Expiration Date	Premium	Value
Hess Corp.	$145	1,362	06/20/08	$350,032	$34,050

Total written call options (proceeds $350,032)

For the three months ended May 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	—	$—

Options written	1,362	350,032

Options expired	—	—

Options outstanding at May 31, 2008	1,362	$350,032

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Marsico 21st Century Fund

		Shares	Value ($)*
Common Stocks – 89.5%
CONSUMER DISCRETIONARY – 16.6%
Auto Components – 2.0%
	BorgWarner, Inc. (a)	3,643,963	188,429,327
Auto Components Total			188,429,327
Hotels, Restaurants & Leisure – 10.9%
	Chipotle Mexican Grill, Inc., Class A (b)	263,488	24,319,943
	Las Vegas Sands Corp. (b)	5,545,987	385,113,337
	Starwood Hotels & Resorts Worldwide, Inc.	5,761,183	278,841,257
	Vail Resorts, Inc. (a)(b)	3,188,795	158,770,103
	Wynn Resorts Ltd.	1,744,263	174,478,628
Hotels, Restaurants & Leisure Total			1,021,523,268
Internet & Catalog Retail – 0.6%
	Blue Nile, Inc. (a)(b)	996,230	53,109,021
Internet & Catalog Retail Total			53,109,021
Media – 0.8%
	Live Nation, Inc. (a)(b)	4,882,738	73,973,481
Media Total			73,973,481
Multiline Retail – 1.8%
	Saks, Inc. (a)(b)	12,578,700	173,837,634
Multiline Retail Total			173,837,634
Textiles, Apparel & Luxury Goods – 0.5%
	Lululemon Athletica, Inc. (b)	1,468,549	46,978,882
Textiles, Apparel & Luxury Goods Total			46,978,882
CONSUMER DISCRETIONARY TOTAL			1,557,851,613
CONSUMER STAPLES – 9.4%
Beverages – 2.8%
	Heineken Holding NV	5,017,685	259,558,177
Beverages Total			259,558,177
Food & Staples Retailing – 6.6%
	Costco Wholesale Corp.	8,772,660	625,666,111
Food & Staples Retailing Total			625,666,111
CONSUMER STAPLES TOTAL			885,224,288
ENERGY – 4.4%
Energy Equipment & Services – 2.2%
	IHS, Inc., Class A (b)	700,952	41,748,701
	National-Oilwell Varco, Inc. (b)	1,945,434	162,093,561
Energy Equipment & Services Total			203,842,262
Oil, Gas & Consumable Fuels – 2.2%
	Galp Energia SGPS SA	1,632,698	41,174,520

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Petroleo Brasileiro SA, ADR	2,401,453	169,302,437
Oil, Gas & Consumable Fuels Total			210,476,957
ENERGY TOTAL			414,319,219
FINANCIALS – 17.2%
Capital Markets – 5.1%
	BlackRock, Inc., Class A	778,472	175,148,415
	Goldman Sachs Group, Inc.	1,134,529	200,142,261
	Jefferies Group, Inc.	5,838,979	105,101,622
Capital Markets Total			480,392,298
Commercial Banks – 4.7%
	Wells Fargo & Co.	15,893,814	438,192,452
Commercial Banks Total			438,192,452
Diversified Financial Services – 2.9%
	Bovespa Holding SA	5,313,009	87,542,970
	JPMorgan Chase & Co.	4,381,094	188,387,042
Diversified Financial Services Total			275,930,012
Real Estate Investment Trusts (REITs) – 1.0%
	ProLogis	1,119,064	69,303,634
	Redwood Trust, Inc.	662,491	22,359,071
Real Estate Investment Trusts (REITs) Total			91,662,705
Real Estate Management & Development – 1.9%
	St. Joe Co. (a)	4,547,509	174,533,396
Real Estate Management & Development Total			174,533,396
Thrifts & Mortgage Finance – 1.6%
	Washington Mutual, Inc.	16,797,955	151,517,554
Thrifts & Mortgage Finance Total			151,517,554
FINANCIALS TOTAL			1,612,228,417
HEALTH CARE – 7.8%
Biotechnology – 4.5%
	Amylin Pharmaceuticals, Inc. (b)	4,763,605	151,339,731
	Gilead Sciences, Inc. (b)	4,905,776	271,387,528
Biotechnology Total			422,727,259
Health Care Equipment & Supplies – 1.2%
	Intuitive Surgical, Inc. (b)	392,426	115,212,349
Health Care Equipment & Supplies Total			115,212,349
Health Care Providers & Services – 2.1%
	Athenahealth, Inc. (b)	1,266,343	40,105,083

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	UnitedHealth Group, Inc.	4,553,396	155,771,677
Health Care Providers & Services Total			195,876,760
HEALTH CARE TOTAL			733,816,368
INDUSTRIALS – 16.7%
Aerospace & Defense – 4.4%
	Raytheon Co.	6,505,775	415,458,791
Aerospace & Defense Total			415,458,791
Commercial Services & Supplies – 0.2%
	Duff & Phelps Corp., Class A (a)(b)	1,235,887	20,144,958
Commercial Services & Supplies Total			20,144,958
Construction & Engineering – 4.8%
	Aecom Technology Corp. (b)	3,438,993	110,769,965
	Shaw Group, Inc. (a)(b)	5,630,551	343,463,611
Construction & Engineering Total			454,233,576
Electrical Equipment – 4.3%
	Vestas Wind Systems A/S (b)	2,922,025	402,239,337
Electrical Equipment Total			402,239,337
Road & Rail – 3.0%
	All America Latina Logistica SA	5,600,015	83,423,525
	Canadian National Railway Co.	3,467,148	195,581,819
Road & Rail Total			279,005,344
INDUSTRIALS TOTAL			1,571,082,006
INFORMATION TECHNOLOGY – 15.5%
Communications Equipment – 1.7%
	Nortel Networks Corp. (b)	70	577
	QUALCOMM, Inc.	3,369,179	163,539,948
Communications Equipment Total			163,540,525
Computers & Peripherals – 3.5%
	Apple, Inc. (b)	1,735,938	327,658,298
Computers & Peripherals Total			327,658,298
Internet Software & Services – 2.9%
	Google, Inc., Class A (b)	461,539	270,369,546
Internet Software & Services Total			270,369,546

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 7.4%
	Mastercard, Inc., Class A	2,255,704	696,223,040
IT Services Total			696,223,040
INFORMATION TECHNOLOGY TOTAL			1,457,791,409
MATERIALS – 1.0%
Chemicals – 1.0%
	Monsanto Co.	758,146	96,587,800
Chemicals Total			96,587,800
MATERIALS TOTAL			96,587,800
TELECOMMUNICATION SERVICES – 0.9%
Wireless Telecommunication Services – 0.9%
	China Mobile Ltd., ADR	1,086,755	80,191,651
Wireless Telecommunication Services Total			80,191,651
TELECOMMUNICATION SERVICES TOTAL			80,191,651

	Total Common Stocks (cost of $7,529,864,737)		8,409,092,771
Preferred Stock – 1.0%
FINANCIALS – 1.0%
Diversified Financial Services – 1.0%
	Lehman Brothers Holdings, Inc., 7.250%	85,069	92,299,865
Diversified Financial Services Total			92,299,865
FINANCIALS TOTAL			92,299,865

	Total Preferred Stock (cost of $85,069,000)		92,299,865

		Par ($)
Short-Term Obligation – 9.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by U.S. Government Agency Obligations with various maturities to 10/18/21, market value $916,904,449 (repurchase proceeds $899,077,558)	898,918,000	898,918,000

	Total Short-Term Obligation (cost of $898,918,000)		898,918,000

4

Total Investments – 100.1% (cost of $8,513,851,737)(c)(d)	$9,400,310,636

Other Assets & Liabilities, Net – (0.1)%	(5,060,664)

Net Assets – 100.0%	$9,395,249,972

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

5

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$7,798,420,602	$—
Level 2 – Other Significant Observable Inputs	1,601,890,034	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$9,400,310,636	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Investments in affiliates during the three months ended May 31, 2008:

Security name: Blue Nile, Inc.

Shares as of 2/29/08:	940,284
Shares purchased:	78,666
Shares sold:	(22,720)
Shares as of 5/31/08:	996,230
Net realized loss:	$(251,182)
Dividend income earned:	$—
Value at end of period:	$53,109,021

Security name: BorgWarner, Inc.

Shares as of 2/29/08:	4,295,220
Shares purchased:	840,619
Shares sold:	(1,491,876)
Shares as of 5/31/08:	3,643,963
Net realized gain (loss):	$—
Dividend income earned:	$564,942
Value at end of period:	$188,429,327

6

Security name: Duff & Phelps Corp.

Shares as of 2/29/08:	1,297,340
Shares purchased:	—
Shares sold:	(61,453)
Shares as of 5/31/08:	1,235,887
Net realized loss:	$(222,201)
Dividend income earned:	$—
Value at end of period:	$20,144,958

Security name: Live Nation, Inc.

Shares as of 2/29/08:	2,620,595
Shares purchased:	2,262,143
Shares sold:	—
Shares as of 5/31/08:	4,882,738
Net realized gain:	$—
Dividend income earned:	$—
Value at end of period:	$73,973,481

Security name: Saks, Inc.

Shares as of 2/29/08:	12,465,379
Shares purchased:	447,812
Shares sold:	(334,491)
Shares as of 5/31/08:	12,578,700
Net realized loss:	$(3,518,494)
Dividend income earned:	$—
Value at end of period:	$173,837,634

Security name: Shaw Group, Inc.

Shares as of 2/29/08:	4,025,568
Shares purchased:	1,604,983
Shares sold:	—
Shares as of 5/31/08:	5,630,551
Net realized loss:	$—
Dividend income earned:	$—
Value at end of period:	$343,463,611

7

Security name: St. Joe Co.

Shares as of 2/29/08:	5,561,507
Shares purchased:	—
Shares sold:	(1,013,998)
Shares as of 5/31/08:	4,547,509
Net realized loss:	$(19,716,455)
Dividend income earned:	$—
Value at end of period:	$174,533,396

Security name: Vail Resorts, Inc.

Shares as of 2/29/08:	2,953,317
Shares purchased:	235,478
Shares sold:	—
Shares as of 5/31/08:	3,188,795
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$158,770,103

(b)	Non-income producing security.

(c)	Cost for federal income tax purposes is $8,513,851,737.

(d)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,350,389,631	$(463,930,732)	$886,458,899

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Marsico Focused Equities Fund

		Shares	Value ($)*
Common Stocks – 94.4%
CONSUMER DISCRETIONARY – 16.5%
Hotels, Restaurants & Leisure – 14.3%
	Las Vegas Sands Corp. (a)	2,686,897	186,578,128
	McDonald’s Corp.	6,156,944	365,229,918
	Wynn Resorts Ltd.	1,547,003	154,746,710
Hotels, Restaurants & Leisure Total			706,554,756
Specialty Retail – 2.2%
	Lowe’s Companies, Inc.	4,534,694	108,832,656
Specialty Retail Total			108,832,656
CONSUMER DISCRETIONARY TOTAL			815,387,412
CONSUMER STAPLES – 3.4%
Food & Staples Retailing – 3.4%
	CVS Caremark Corp.	3,974,581	170,072,321
Food & Staples Retailing Total			170,072,321
CONSUMER STAPLES TOTAL			170,072,321
ENERGY – 12.0%
Energy Equipment & Services – 8.4%
	Schlumberger Ltd.	1,812,022	183,249,785
	Transocean, Inc. (a)	1,554,598	233,485,074
Energy Equipment & Services Total			416,734,859
Oil, Gas & Consumable Fuels – 3.6%
	Petroleo Brasileiro SA, ADR	2,489,692	175,523,286
Oil, Gas & Consumable Fuels Total			175,523,286
ENERGY TOTAL			592,258,145
FINANCIALS – 15.4%
Capital Markets – 3.6%
	Goldman Sachs Group, Inc.	995,577	175,629,739
Capital Markets Total			175,629,739
Commercial Banks – 6.4%
	Industrial & Commercial Bank of China, Class H	291,908,900	218,074,153
	Wells Fargo & Co.	3,492,831	96,297,351
Commercial Banks Total			314,371,504
Diversified Financial Services – 2.0%
	JPMorgan Chase & Co.	2,331,596	100,258,628
Diversified Financial Services Total			100,258,628
Real Estate Investment Trusts (REITs) – 2.1%
	ProLogis	1,702,343	105,426,102
Real Estate Investment Trusts (REITs) Total			105,426,102

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.3%
	Washington Mutual, Inc.	6,873,003	61,994,487
Thrifts & Mortgage Finance Total			61,994,487
FINANCIALS TOTAL			757,680,460
HEALTH CARE – 5.4%
Biotechnology – 3.1%
	Genentech, Inc. (a)	2,154,433	152,684,666
Biotechnology Total			152,684,666
Health Care Providers & Services – 2.3%
	UnitedHealth Group, Inc.	3,346,375	114,479,489
Health Care Providers & Services Total			114,479,489
HEALTH CARE TOTAL			267,164,155
INDUSTRIALS – 12.9%
Aerospace & Defense – 6.9%
	General Dynamics Corp.	1,702,109	156,849,344
	Lockheed Martin Corp.	1,695,286	185,532,100
Aerospace & Defense Total			342,381,444
Road & Rail – 6.0%
	Norfolk Southern Corp.	1,094,733	73,763,110
	Union Pacific Corp.	2,665,922	219,432,040
Road & Rail Total			293,195,150
INDUSTRIALS TOTAL			635,576,594
INFORMATION TECHNOLOGY – 17.3%
Computers & Peripherals – 5.1%
	Apple, Inc. (a)	1,327,053	250,481,254
Computers & Peripherals Total			250,481,254
Internet Software & Services – 3.9%
	Google, Inc., Class A (a)	330,440	193,571,752
Internet Software & Services Total			193,571,752
IT Services – 8.3%
	MasterCard, Inc., Class A	449,150	138,630,147
	Visa, Inc., Class A (a)	3,119,631	269,411,333
IT Services Total			408,041,480
INFORMATION TECHNOLOGY TOTAL			852,094,486

2

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 5.8%
Chemicals – 5.8%	Air Products & Chemicals, Inc.	1,128,799	115,047,194
	Monsanto Co.	1,363,471	173,706,206
Chemicals Total			288,753,400
MATERIALS TOTAL			288,753,400
TELECOMMUNICATION SERVICES – 5.7%
Diversified Telecommunication Services – 2.6%
	AT&T, Inc.	3,223,723	128,626,547
Diversified Telecommunication Services Total			128,626,547
Wireless Telecommunication Services – 3.1%
	China Mobile Ltd., ADR	2,078,782	153,393,324
Wireless Telecommunication Services Total			153,393,324
TELECOMMUNICATION SERVICES TOTAL			282,019,871

	Total Common Stocks (cost of $3,548,480,438)		4,661,006,844

		Par ($)
Short-Term Obligation – 5.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by U.S. Government Agency Obligations maturing 06/15/27, market value $285,488,338 (repurchase proceeds $279,939,680)	279,890,000	279,890,000

	Total Short-Term Obligation (cost of $279,890,000)		279,890,000

	Total Investments – 100.1% (cost of $3,828,370,438)(b)(c)		4,940,896,844

	Other Assets & Liabilities, Net – (0.1)%		(6,633,339)

	Net Assets – 100.0%		4,934,263,505

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

3

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$4,442,932,690	$—
Level 2 – Other Significant Observable Inputs	497,964,154	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,940,896,844	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,828,370,438.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,202,880,062	$(90,353,656)	$1,112,526,406

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Marsico Global Fund

		Shares	Value ($)*
Common Stocks – 86.5%
CONSUMER DISCRETIONARY – 10.5%
Auto Components – 2.0%
	BorgWarner, Inc.	2,068	106,937
Auto Components Total			106,937
Distributors – 0.4%
	Li & Fung Ltd.	6,000	22,681
Distributors Total			22,681
Hotels, Restaurants & Leisure – 6.3%
	Las Vegas Sands Corp. (a)	1,601	111,174
	McDonald’s Corp.	1,288	76,404
	Starwood Hotels & Resorts Worldwide, Inc.	3,096	149,846
Hotels, Restaurants & Leisure Total			337,424
Media – 1.3%
	JC Decaux SA	1,084	31,739
	Live Nation, Inc. (a)	2,684	40,662
Media Total			72,401
Textiles, Apparel & Luxury Goods – 0.5%
	Lululemon Athletica, Inc. (a)	798	25,528
Textiles, Apparel & Luxury Goods Total			25,528
CONSUMER DISCRETIONARY TOTAL			564,971
CONSUMER STAPLES – 6.6%
Beverages – 2.8%
	Heineken Holding NV	2,871	148,513
Beverages Total			148,513
Food & Staples Retailing – 3.8%
	Costco Wholesale Corp.	2,898	206,685
Food & Staples Retailing Total			206,685
CONSUMER STAPLES TOTAL			355,198
ENERGY – 5.3%
Energy Equipment & Services – 1.7%
	National-Oilwell Varco, Inc. (a)	1,115	92,902
Energy Equipment & Services Total			92,902

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 3.6%
	Galp Energia SGPS SA	3,798	95,780
	Petroleo Brasileiro SA, ADR	1,364	96,162
Oil, Gas & Consumable Fuels Total			191,942
ENERGY TOTAL			284,844
FINANCIALS – 16.4%
Capital Markets – 6.9%
	Credit Suisse Group, Registered Shares	1,987	101,233
	Goldman Sachs Group, Inc.	594	104,787
	Julius Baer Holding AG	2,001	163,766
Capital Markets Total			369,786
Commercial Banks – 4.0%
	Industrial & Commercial Bank of China, Class H	33,000	24,653
	Wells Fargo & Co.	6,971	192,191
Commercial Banks Total			216,844
Diversified Financial Services – 2.9%
	Bovespa Holding SA	2,900	47,784
	JPMorgan Chase & Co.	2,499	107,457
Diversified Financial Services Total			155,241
Real Estate Management & Development – 1.9%
	Brookfield Asset Management, Inc.	2,848	104,806
Real Estate Management & Development Total			104,806
Thrifts & Mortgage Finance – 0.7%
	Washington Mutual, Inc.	3,893	35,115
Thrifts & Mortgage Finance Total			35,115
FINANCIALS TOTAL			881,792
HEALTH CARE – 4.4%
Biotechnology – 1.8%
	Gilead Sciences, Inc. (a)	1,781	98,525
Biotechnology Total			98,525
Health Care Equipment & Supplies – 1.2%
	Intuitive Surgical, Inc. (a)	213	62,535
Health Care Equipment & Supplies Total			62,535

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 1.4%
	Lonza Group AG, Registered Shares	540	74,815
Life Sciences Tools & Services Total			74,815
HEALTH CARE TOTAL			235,875
INDUSTRIALS – 24.2%
Aerospace & Defense – 2.6%
	Raytheon Co.	2,200	140,492
Aerospace & Defense Total			140,492
Commercial Services & Supplies – 1.0%
	EnergySolutions, Inc.	2,059	52,299
Commercial Services & Supplies Total			52,299
Construction & Engineering – 4.6%
	Aecom Technology Corp. (a)	1,936	62,358
	Shaw Group, Inc. (a)	3,082	188,002
Construction & Engineering Total			250,360
Electrical Equipment – 8.6%
	ABB Ltd., Registered Shares (a)	5,703	185,276
	Vestas Wind Systems A/S (a)	2,000	275,315
Electrical Equipment Total			460,591
Machinery – 1.8%
	Hitachi Construction Machinery Co., Ltd.	1,300	44,887
	NGK Insulators Ltd.	3,000	54,838
Machinery Total			99,725
Marine – 1.5%
	Kuehne & Nagel International AG	737	78,844
Marine Total			78,844
Road & Rail – 4.1%
	All America Latina Logistica SA	7,644	113,873
	Canadian National Railway Co.	1,854	104,584
Road & Rail Total			218,457
INDUSTRIALS TOTAL			1,300,768
INFORMATION TECHNOLOGY – 15.1%
Communications Equipment – 4.3%
	QUALCOMM, Inc.	1,903	92,372
	Research In Motion Ltd. (a)	982	136,370
Communications Equipment Total			228,742
Computers & Peripherals – 3.4%
	Apple, Inc. (a)	981	185,164
Computers & Peripherals Total			185,164

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 2.7%
	Google, Inc., Class A (a)	248	145,278
Internet Software & Services Total			145,278
IT Services – 4.7%
	Mastercard, Inc., Class A	818	252,476
IT Services Total			252,476
INFORMATION TECHNOLOGY TOTAL			811,660
MATERIALS – 1.8%
Chemicals – 1.8%
	Monsanto Co.	404	51,470
	Praxair, Inc.	517	49,146
Chemicals Total			100,616
MATERIALS TOTAL			100,616
TELECOMMUNICATION SERVICES – 2.2%
Wireless Telecommunication Services – 2.2%
	China Mobile Ltd., ADR	1,584	116,883
Wireless Telecommunication Services Total			116,883
TELECOMMUNICATION SERVICES TOTAL			116,883

	Total Common Stocks (cost of $4,506,961)		4,652,607

		Par ($)
Short-Term Obligation – 10.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/30/08, due 06/02/08 at 1.80%, collateralized by a U.S. Government Agency Obligation maturing 02/18/11, market value $598,500 (repurchase proceeds $583,087)	583,000	583,000

	Total Short-Term Obligation (cost of $583,000)		583,000

4

Total Investments – 97.3% (cost of $5,089,961)(b)(c)	$5,235,607

Other Assets & Liabilities, Net – 2.7%	143,628

Net Assets – 100.0%	$5,379,235

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

5

Investments Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$3,350,266	$—
Level 2 – Other Significant Observable Inputs	1,885,341	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$5,235,607	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $5,089,961.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$260,809	$(115,163)	$145,646

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Marsico Growth Fund

		Value ($ )
Investment Company – 100.1%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Growth Master Portfolio*	6,816,967,360

	Total Investments – 100.1%	6,816,967,360

	Other Assets & Liabilities, Net – (0.1)%	(3,712,535)

	Net Assets – 100.0%	6,813,254,825

*      The investment portfolio of the Columbia Marsico Growth Master Portfolio is included below.  Columbia Marsico Growth Fund invests only in Columbia Marsico Growth Master Portfolio.  At May 31, 2008, Columbia Marsico Growth Fund owned 99.8% of Columbia Marsico Growth Master Portfolio.

1

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Marsico Growth Master Portfolio

		Shares	Value ($)*
Common Stocks – 96.0%
CONSUMER DISCRETIONARY – 14.2%
Hotels, Restaurants & Leisure – 12.8%
	Las Vegas Sands Corp. (a)	1,993,346	138,417,946
	McDonald’s Corp.	5,845,674	346,765,382
	MGM Mirage (a)	1,471,108	72,393,225
	Starbucks Corp. (a)	683,709	12,436,667
	Wynn Resorts Ltd.	1,633,070	163,355,992
	Yum! Brands, Inc.	3,501,212	138,998,116
Hotels, Restaurants & Leisure Total			872,367,328
Specialty Retail – 1.4%
	Lowe’s Cos, Inc.	4,057,298	97,375,152
Specialty Retail Total			97,375,152
CONSUMER DISCRETIONARY TOTAL			969,742,480
CONSUMER STAPLES – 5.6%
Beverages – 2.5%
	Coca-Cola Co.	1,469,431	84,139,619
	Heineken NV, ADR	3,077,534	90,320,083
Beverages Total			174,459,702
Food & Staples Retailing – 3.1%
	Costco Wholesale Corp.	721,153	51,432,632
	CVS Caremark Corp.	3,718,949	159,133,828
Food & Staples Retailing Total			210,566,460
CONSUMER STAPLES TOTAL			385,026,162
ENERGY – 12.5%
Energy Equipment & Services – 8.0%
	Cameron International Corp. (a)	898,502	47,827,261
	FMC Technologies, Inc. (a)	271,566	19,512,017
	Schlumberger Ltd.	2,290,429	231,631,085
	Transocean, Inc. (a)	1,345,253	202,043,548
	Weatherford International Ltd. (a)	1,018,014	46,451,979
Energy Equipment & Services Total			547,465,890
Oil, Gas & Consumable Fuels – 4.5%
	PetroHawk Energy Corp. (a)	862,758	25,347,830
	Petroleo Brasileiro SA, ADR	3,122,594	220,142,877

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc.	958,042	60,950,632
Oil, Gas & Consumable Fuels Total			306,441,339
ENERGY TOTAL			853,907,229
FINANCIALS – 13.4%
Capital Markets – 3.5%
	Goldman Sachs Group, Inc.	1,344,694	237,217,469
Capital Markets Total			237,217,469
Commercial Banks – 5.1%
	Industrial & Commercial Bank of China, Class H	284,986,000	212,902,316
	Wells Fargo & Co.	4,828,534	133,122,682
Commercial Banks Total			346,024,998
Diversified Financial Services – 2.6%
	JPMorgan Chase & Co.	4,125,161	177,381,923
Diversified Financial Services Total			177,381,923
Real Estate Management & Development – 1.0%
	St. Joe Co.	1,884,154	72,313,830
Real Estate Management & Development Total			72,313,830
Thrifts & Mortgage Finance – 1.2%
	Washington Mutual, Inc.	9,425,648	85,019,345
Thrifts & Mortgage Finance Total			85,019,345
FINANCIALS TOTAL			917,957,565
HEALTH CARE – 5.4%
Biotechnology – 3.1%
	Amylin Pharmaceuticals, Inc. (a)	1,597,073	50,739,009
	Genentech, Inc. (a)	2,277,090	161,377,369
Biotechnology Total			212,116,378
Health Care Providers & Services – 2.3%
	UnitedHealth Group, Inc.	4,620,606	158,070,931
Health Care Providers & Services Total			158,070,931
HEALTH CARE TOTAL			370,187,309
INDUSTRIALS – 15.3%
Aerospace & Defense – 7.3%
	General Dynamics Corp.	2,336,472	215,305,895
	Lockheed Martin Corp.	2,233,733	244,459,739
	Precision Castparts Corp.	298,910	36,108,328
Aerospace & Defense Total			495,873,962

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.5%
	Vestas Wind Systems A/S (a)	248,580	34,218,959
Electrical Equipment Total			34,218,959
Industrial Conglomerates – 0.9%
	McDermott International, Inc. (a)	1,021,351	63,354,403
Industrial Conglomerates Total			63,354,403
Road & Rail – 6.6%
	CSX Corp.	983,563	67,924,861
	Norfolk Southern Corp.	1,513,272	101,964,267
	Union Pacific Corp.	3,376,032	277,881,194
Road & Rail Total			447,770,322
INDUSTRIALS TOTAL			1,041,217,646
INFORMATION TECHNOLOGY – 13.3%
Communications Equipment – 0.9%
	Nortel Networks Corp. (a)	11,901	98,064
	QUALCOMM, Inc.	1,279,387	62,101,445
Communications Equipment Total			62,199,509
Computers & Peripherals – 3.1%
	Apple, Inc. (a)	1,131,575	213,584,781
Computers & Peripherals Total			213,584,781
Internet Software & Services – 3.9%
	Google, Inc., Class A (a)	454,226	266,085,591
Internet Software & Services Total			266,085,591
IT Services – 5.4%
	Mastercard, Inc., Class A	992,603	306,366,916
	Visa, Inc., Class A (a)	720,666	62,236,716
IT Services Total			368,603,632
INFORMATION TECHNOLOGY TOTAL			910,473,513
MATERIALS – 8.0%
Chemicals – 8.0%
	Air Products & Chemicals, Inc.	691,872	70,515,594
	Monsanto Co.	1,872,655	238,576,247
	Potash Corp. of Saskatchewan, Inc.	483,069	96,164,546
	Praxair, Inc.	1,474,861	140,200,287
Chemicals Total			545,456,674
MATERIALS TOTAL			545,456,674
TELECOMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 2.7%
	AT&T, Inc.	4,553,859	181,698,974
Diversified Telecommunication Services Total			181,698,974

3

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 5.3%
	America Movil SAB de CV, Series L, ADR	3,092,891	184,862,095
	China Mobile Ltd.	11,998,425	176,350,203
Wireless Telecommunication Services Total			361,212,298
TELECOMMUNICATION SERVICES TOTAL			542,911,272
UTILITIES – 0.3%
Gas Utilities – 0.3%
	Equitable Resources, Inc.	320,575	22,513,982
Gas Utilities Total			22,513,982
UTILITIES TOTAL			22,513,982
	Total Common Stocks (cost of $5,058,045,084)		6,559,393,832
Preferred Stocks – 0.8%
FINANCIALS – 0.8%
Diversified Financial Services – 0.8%
	Lehman Brothers Holdings, Inc., 7.250%	52,767	57,252,195
Diversified Financial Services Total			57,252,195
FINANCIALS TOTAL			57,252,195
	Total Preferred Stocks (cost of $52,767,000)		57,252,195

		Par ($)
Short-Term Obligation – 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by various U.S. Government Obligations with maturities to 11/13/28, market value $247,914,769 (repurchase proceeds $243,095,142)	243,052,000	243,052,000

	Total Short-Term Obligation (cost of $243,052,000)		243,052,000

	Total Investments – 100.4% (cost of $5,353,864,084)(b)(c)		6,859,698,027

	Other Assets & Liabilities, Net – (0.4)%		(30,447,805)

	Net Assets – 100.0%		6,829,250,222

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision by the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Portfolio’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$6,102,854,466	$—
Level 2 – Other Significant Observable Inputs	756,843,561	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$6,859,698,027	$—

The Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

5

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $5,353,864,084.
(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,638,280,098	$(132,446,155)	$1,505,833,943

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Marsico International Opportunities Fund

		Shares	Value ($)*
Common Stocks – 93.4%
CONSUMER DISCRETIONARY – 12.1%
Auto Components – 3.5%
	Continental AG	996,932	126,404,582
Auto Components Total			126,404,582
Hotels, Restaurants & Leisure – 3.5%
	Accor SA	492,619	37,591,516
	Las Vegas Sands Corp. (a)	717,257	49,806,326
	Shangri-La Asia Ltd.	10,992,665	37,046,488
Hotels, Restaurants & Leisure Total			124,444,330
Household Durables – 1.0%
	Gafisa SA	1,624,168	36,297,883
Household Durables Total			36,297,883
Media – 2.3%
	British Sky Broadcasting Group PLC	4,380,838	47,121,555
	JC Decaux SA	1,144,870	33,520,884
Media Total			80,642,439
Multiline Retail – 0.9%
	PPR	252,754	33,030,641
Multiline Retail Total			33,030,641
Specialty Retail – 0.9%
	Esprit Holdings Ltd.	2,771,000	32,383,193
Specialty Retail Total			32,383,193
CONSUMER DISCRETIONARY TOTAL			433,203,068
CONSUMER STAPLES – 7.3%
Beverages – 2.0%
	Heineken NV	1,216,049	71,455,840
Beverages Total			71,455,840
Food & Staples Retailing – 1.3%
	Tesco PLC	5,801,565	47,589,702
Food & Staples Retailing Total			47,589,702
Food Products – 2.8%
	Groupe Danone	363,239	31,798,678
	Nestle SA, Registered Shares	142,333	69,988,642
Food Products Total			101,787,320

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.2%
	Reckitt Benckiser Group PLC	722,067	42,538,390
Household Products Total			42,538,390
CONSUMER STAPLES TOTAL			263,371,252
ENERGY – 6.9%
Energy Equipment & Services – 1.1%
	Cie Generale de Geophysique-Veritas (a)	151,418	40,699,166
Energy Equipment & Services Total			40,699,166
Oil, Gas & Consumable Fuels – 5.8%
	BG Group PLC	2,536,038	63,599,258
	CNOOC Ltd.	26,601,300	46,358,575
	Petroleo Brasileiro SA, ADR	1,362,126	96,029,883
Oil, Gas & Consumable Fuels Total			205,987,716
ENERGY TOTAL			246,686,882
FINANCIALS – 18.1%
Capital Markets – 7.0%
	Credit Suisse Group, Registered Shares	2,401,730	122,362,066
	Daiwa Securities Group, Inc.	2,152,000	21,556,744
	Julius Baer Holding AG	766,545	62,735,705
	Man Group PLC	3,727,634	45,855,080
Capital Markets Total			252,509,595
Commercial Banks – 4.8%
	Anglo Irish Bank Corp., PLC	278,929	3,645,127
	Commerzbank AG	1,166,018	41,160,384
	ICICI Bank Ltd., ADR	1,383,615	52,203,794
	Mizuho Financial Group, Inc.	7,301	38,367,995
	Uniao de Bancos Brasileiros SA, GDR	230,945	36,228,342
Commercial Banks Total			171,605,642
Diversified Financial Services – 2.9%
	Bovespa Holding SA	4,139,282	68,203,356
	Fortis	1,478,330	36,131,604
Diversified Financial Services Total			104,334,960
Insurance – 2.0%
	AXA SA	2,054,889	72,601,430
Insurance Total			72,601,430

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 1.4%
	CapitaLand Ltd.	6,076,000	29,229,775
	Sumitomo Realty & Development Co., Ltd.	813,000	20,822,424
Real Estate Management & Development Total			50,052,199
FINANCIALS TOTAL			651,103,826
HEALTH CARE – 6.4%
Biotechnology – 2.4%
	Actelion Ltd., Registered Shares (a)	616,598	33,691,779
	CSL Ltd.	1,379,774	52,487,761
Biotechnology Total			86,179,540
Life Sciences Tools & Services – 2.6%
	Lonza Group AG, Registered Shares	660,589	91,522,237
Life Sciences Tools & Services Total			91,522,237
Pharmaceuticals – 1.4%
	Teva Pharmaceutical Industries Ltd., ADR	1,105,836	50,569,880
Pharmaceuticals Total			50,569,880
HEALTH CARE TOTAL			228,271,657
INDUSTRIALS – 13.1%
Building Products – 1.0%
	Daikin Industries Ltd.	692,624	35,741,553
Building Products Total			35,741,553
Electrical Equipment – 7.7%
	ABB Ltd., Registered Shares (a)	2,544,129	82,652,154
	Alstom	335,949	84,685,383
	Vestas Wind Systems A/S (a)	786,396	108,253,491
Electrical Equipment Total			275,591,028
Machinery – 1.5%
	GEA Group AG	883,498	34,403,774
	Hitachi Construction Machinery Co., Ltd.	601,936	20,783,979
Machinery Total			55,187,753
Road & Rail – 0.6%
	All America Latina Logistica SA	1,410,554	21,013,049
Road & Rail Total			21,013,049
Trading Companies & Distributors – 1.9%
	Marubeni Corp.	7,682,000	68,498,198
Trading Companies & Distributors Total			68,498,198

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.4%
	China Merchants Holdings International Co., Ltd.	3,362,000	14,496,764
Transportation Infrastructure Total			14,496,764
INDUSTRIALS TOTAL			470,528,345
INFORMATION TECHNOLOGY – 8.9%
Communications Equipment – 2.5%
	Nortel Networks Corp. (a)	17,286	142,436
	Research In Motion Ltd. (a)	635,117	88,198,698
Communications Equipment Total			88,341,134
Computers & Peripherals – 0.6%
	FUJITSU Ltd.	2,495,000	20,211,819
Computers & Peripherals Total			20,211,819
Electronic Equipment & Instruments – 0.9%
	HON HAI Precision Industry Co., Ltd.	5,484,000	31,025,854
Electronic Equipment & Instruments Total			31,025,854
Semiconductors & Semiconductor Equipment – 2.3%
	ASML Holding NV	1,507,499	45,099,942
	Samsung Electronics Co., Ltd.	53,908	38,780,475
Semiconductors & Semiconductor Equipment Total			83,880,417
Software – 2.6%
	Nintendo Co., Ltd.	172,800	95,071,144
Software Total			95,071,144
INFORMATION TECHNOLOGY TOTAL			318,530,368
MATERIALS – 8.4%
Chemicals – 2.7%
	Johnson Matthey PLC	435,989	17,402,561
	Potash Corp. of Saskatchewan, Inc.	392,907	78,215,997
Chemicals Total			95,618,558
Construction Materials – 3.8%
	Cemex SA de CV, ADR, COP (a)	1,870,989	53,210,927
	Holcim Ltd., Registered Shares	904,967	84,657,503
Construction Materials Total			137,868,430

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.9%
	BHP Biliton PLC	904,798	34,304,899
	Rio Tinto PLC	276,842	33,205,400
Metals & Mining Total			67,510,299
MATERIALS TOTAL			300,997,287
TELECOMMUNICATION SERVICES – 8.8%
Wireless Telecommunication Services – 8.8%
	America Movil SAB de CV, Series L, ADR	2,288,693	136,795,181
	China Mobile Ltd.	5,316,930	78,147,064
	MTN Group Ltd.	2,513,062	50,262,891
	Rogers Communications, Inc., Class B	1,179,076	51,857,509
Wireless Telecommunication Services Total			317,062,645
TELECOMMUNICATION SERVICES TOTAL			317,062,645
UTILITIES – 3.4%
Multi-Utilities – 3.4%
	Veolia Environnement	1,730,766	123,349,763
Multi-Utilities Total			123,349,763
UTILITIES TOTAL			123,349,763
	Total Common Stocks (cost of $2,677,260,104)		3,353,105,093

		Par ($)
Short-Term Obligation – 5.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by U.S. Government Agency Obligations with various maturities to 11/14/28, market value $210,885,301 (repurchase proceeds $206,783,698)	206,747,000	206,747,000
	Total Short-Term Obligation (cost of $206,747,000)		206,747,000

5

Total Investments – 99.1% (cost of $2,884,007,104)(b)(c)	$3,559,852,093

Other Assets & Liabilities, Net – 0.9%	31,169,862

Net Assets – 100.0%	$3,591,021,955

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$818,773,261	$—
Level 2 – Other Significant Observable Inputs	2,741,078,832	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,559,852,093	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,884,007,104.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$758,785,508	$(82,940,519)	$675,844,989

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

7

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Mid Cap Index Fund

		Shares	Value ($)*
Common Stocks – 97.3%
CONSUMER DISCRETIONARY – 12.0%
Auto Components – 1.0%
	ArvinMeritor, Inc. (a)	135,150	2,023,195
	BorgWarner, Inc.	216,100	11,174,531
	Gentex Corp. (a)	267,350	4,694,666
	Lear Corp. (b)	143,375	3,691,906
	Modine Manufacturing Co. (a)	60,625	954,238
Auto Components Total			22,538,536
Automobiles – 0.1%
	Thor Industries, Inc. (a)	63,825	1,720,722
Automobiles Total			1,720,722
Diversified Consumer Services – 1.6%
	Career Education Corp. (a)(b)	167,850	3,069,976
	Corinthian Colleges, Inc. (a)(b)	158,000	2,022,400
	DeVry, Inc. (a)	111,225	6,345,386
	ITT Educational Services, Inc. (a)(b)	54,525	3,960,151
	Matthews International Corp., Class A (a)	57,600	2,742,336
	Regis Corp.	81,775	2,481,054
	Service Corp. International/US	486,000	5,200,200
	Sotheby’s (a)	125,225	3,358,534
	Strayer Education, Inc. (a)	26,800	5,357,320
Diversified Consumer Services Total			34,537,357
Hotels, Restaurants & Leisure – 1.2%
	Bob Evans Farms, Inc. (a)	57,525	1,674,553
	Boyd Gaming Corp. (a)	104,300	1,663,585
	Brinker International, Inc.	187,862	4,119,814
	CBRL Group, Inc. (a)	41,125	1,211,131
	Cheesecake Factory, Inc. (a)(b)	128,500	2,573,855
	Chipotle Mexican Grill, Inc., Class A (a)(b)	61,200	5,648,760
	International Speedway Corp., Class A	56,525	2,508,579
	Life Time Fitness, Inc. (a)(b)	62,500	2,501,250
	Ruby Tuesday, Inc. (a)	95,975	717,893
	Scientific Games Corp., Class A (a)(b)	121,400	3,924,862
Hotels, Restaurants & Leisure Total			26,544,282
Household Durables – 1.5%
	American Greetings Corp., Class A (a)	90,550	1,689,663
	Blyth Industries, Inc.	44,800	871,808
	Furniture Brands International, Inc. (a)	90,075	1,266,455

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Hovnanian Enterprises, Inc., Class A (a)(b)	83,850	659,061
	M.D.C. Holdings, Inc. (a)	65,000	2,640,950
	Mohawk Industries, Inc. (a)(b)	102,850	7,721,978
	NVR, Inc. (a)(b)	9,717	5,493,700
	Ryland Group, Inc. (a)	78,450	2,180,910
	Toll Brothers, Inc. (a)(b)	238,350	5,022,034
	Tupperware Brands Corp.	114,375	4,380,563
Household Durables Total			31,927,122
Internet & Catalog Retail – 0.1%
	NetFlix, Inc. (a)(b)	82,900	2,516,844
Internet & Catalog Retail Total			2,516,844
Leisure Equipment & Products – 0.1%
	Callaway Golf Co.	123,050	1,562,735
Leisure Equipment & Products Total			1,562,735
Media – 1.1%
	Belo Corp., Class A	163,200	1,560,192
	Dreamworks Animation SKG, Inc., Class A (b)	147,800	4,666,046
	Entercom Communications Corp., Class A (a)	48,975	474,078
	Getty Images, Inc. (b)	88,500	2,962,980
	Harte-Hanks, Inc. (a)	79,725	1,080,274
	John Wiley & Sons, Inc., Class A	83,500	3,945,375
	Lamar Advertising Co., Class A (a)	146,200	6,118,470
	Lee Enterprises, Inc. (a)	74,450	506,260
	Media General, Inc., Class A (a)	42,450	646,938
	Scholastic Corp. (a)(b)	48,500	1,508,350
	Valassis Communications, Inc. (a)(b)	89,150	1,416,593
Media Total			24,885,556
Multiline Retail – 0.5%
	99 Cents Only Stores (a)(b)	87,151	729,454
	Dollar Tree Stores, Inc. (b)	170,650	6,296,985
	Saks, Inc. (a)(b)	263,075	3,635,696
Multiline Retail Total			10,662,135
Specialty Retail – 4.0%
	Advance Auto Parts, Inc.	175,500	7,072,650
	Aeropostale, Inc. (b)	124,225	4,340,421
	American Eagle Outfitters, Inc.	397,199	7,236,966

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	AnnTaylor Stores Corp. (b)	113,925	3,119,267
	Barnes & Noble, Inc. (a)	84,150	2,567,417
	Borders Group, Inc. (a)	109,075	669,721
	CarMax, Inc. (a)(b)	405,350	7,969,181
	Charming Shoppes, Inc. (a)(b)	216,600	1,258,446
	Chico’s FAS, Inc. (b)	327,000	2,488,470
	Coldwater Creek, Inc. (a)(b)	111,200	727,248
	Collective Brands, Inc. (a)(b)	121,600	1,377,728
	Dick’s Sporting Goods, Inc. (a)(b)	154,500	3,576,675
	Foot Locker, Inc.	286,725	4,189,052
	Guess ?, Inc.	101,500	4,144,245
	O’Reilly Automotive, Inc. (a)(b)	214,150	5,600,022
	Pacific Sunwear of California, Inc. (b)	131,275	1,247,113
	PETsMART, Inc.	238,800	5,597,472
	Rent-A-Center, Inc. (b)	123,825	2,597,849
	Ross Stores, Inc.	251,450	9,208,099
	Urban Outfitters, Inc. (b)	209,550	6,745,414
	Williams-Sonoma, Inc. (a)	163,425	4,154,263
Specialty Retail Total			85,887,719
Textiles, Apparel & Luxury Goods – 0.8%
	Hanesbrands, Inc. (b)	176,800	5,834,400
	Phillips-Van Heusen Corp.	95,300	4,329,479
	Timberland Co., Class A (a)(b)	90,350	1,663,344
	Under Armour, Inc., Class A (a)(b)	67,200	2,405,760
	Warnaco Group, Inc. (b)	83,800	4,038,322
Textiles, Apparel & Luxury Goods Total			18,271,305
CONSUMER DISCRETIONARY TOTAL			261,054,313
CONSUMER STAPLES – 3.0%
Beverages – 0.3%
	Hansen Natural Corp. (a)(b)	112,600	3,517,624
	PepsiAmericas, Inc.	109,900	2,678,263
Beverages Total			6,195,887
Food & Staples Retailing – 0.3%
	BJ’s Wholesale Club, Inc. (b)	110,750	4,373,517
	Ruddick Corp. (a)	68,950	2,449,794
Food & Staples Retailing Total			6,823,311
Food Products – 1.2%
	Corn Products International, Inc.	137,100	6,445,071
	Hormel Foods Corp.	133,425	5,042,131

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	J. M. Smucker Co.	103,175	5,446,608
	Lancaster Colony Corp. (a)	39,125	1,282,126
	Smithfield Foods, Inc. (a)(b)	217,025	6,790,712
	Tootsie Roll Industries, Inc. (a)	50,718	1,299,903
Food Products Total			26,306,551
Household Products – 0.7%
	Church & Dwight Co., Inc. (a)	123,200	7,013,776
	Energizer Holdings, Inc. (b)	106,675	8,703,613
Household Products Total			15,717,389
Personal Products – 0.4%
	Alberto-Culver Co.	157,600	4,165,368
	NBTY, Inc. (b)	95,200	3,109,232
Personal Products Total			7,274,600
Tobacco – 0.1%
	Universal Corp. (a)	50,425	2,501,584
Tobacco Total			2,501,584
CONSUMER STAPLES TOTAL			64,819,322
ENERGY – 10.7%
Energy Equipment & Services – 3.5%
	Exterran Holdings, Inc. (a)(b)	121,199	8,910,550
	FMC Technologies, Inc. (b)	241,250	17,333,812
	Helmerich & Payne, Inc.	192,400	12,053,860
	Patterson-UTI Energy, Inc.	285,925	9,000,919
	Pride International, Inc. (b)	310,225	13,631,287
	Superior Energy Services, Inc. (b)	149,900	8,048,131
	Tidewater, Inc. (a)	101,875	6,961,119
Energy Equipment & Services Total			75,939,678
Oil, Gas & Consumable Fuels – 7.2%
	Arch Coal, Inc. (a)	267,250	17,347,197
	Bill Barrett Corp. (b)	62,400	3,358,992
	Cimarex Energy Co.	153,700	10,473,118
	Denbury Resources, Inc. (b)	455,200	15,490,456
	Encore Acquisition Co. (b)	99,100	6,618,889
	Forest Oil Corp. (b)	164,150	10,957,013
	Frontier Oil Corp.	192,200	5,787,142
	Newfield Exploration Co. (b)	244,100	15,436,884
	Overseas Shipholding Group, Inc. (a)	50,325	3,978,695
	Pioneer Natural Resources Co. (a)	221,650	15,912,253
	Plains Exploration & Production Co. (b)	209,425	14,969,699

4

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Quicksilver Resources, Inc. (b)	190,800	6,950,844
	Southwestern Energy Co. (b)	634,800	28,147,032
Oil, Gas & Consumable Fuels Total			155,428,214
ENERGY TOTAL			231,367,892
FINANCIALS – 15.1%
Capital Markets – 1.9%
	Affiliated Managers Group, Inc. (b)	67,600	6,929,000
	Apollo Investment Corp. (a)	262,900	4,745,345
	Eaton Vance Corp.	214,700	9,135,485
	Jefferies Group, Inc. (a)	209,450	3,770,100
	Raymond James Financial, Inc. (a)	178,280	5,303,830
	SEI Investments Co.	234,600	5,658,552
	Waddell & Reed Financial, Inc., Class A	160,050	5,659,368
Capital Markets Total			41,201,680
Commercial Banks – 2.4%
	Associated Banc Corp. (a)	236,362	6,455,046
	Bank of Hawaii Corp.	89,475	4,840,597
	Cathay General Bancorp (a)	91,700	1,410,346
	City National Corp. (a)	74,950	3,627,580
	Colonial BancGroup, Inc. (a)	363,900	2,230,707
	Cullen/Frost Bankers, Inc. (a)	108,950	6,090,305
	FirstMerit Corp. (a)	149,425	3,019,879
	PacWest Bancorp (a)	45,400	957,032
	SVB Financial Group (a)(b)	60,100	3,080,125
	Synovus Financial Corp. (a)	612,700	7,039,923
	TCF Financial Corp. (a)	201,625	3,330,845
	Webster Financial Corp.	97,375	2,528,829
	Westamerica Bancorporation (a)	53,550	2,972,025
	Wilmington Trust Corp. (a)	125,725	4,141,382
Commercial Banks Total			51,724,621
Consumer Finance – 0.1%
	AmeriCredit Corp. (a)(b)	212,750	2,891,273
Consumer Finance Total			2,891,273
Insurance – 3.7%
	American Financial Group, Inc.	132,850	3,961,587
	Arthur J. Gallagher & Co. (a)	170,900	4,363,077
	Brown & Brown, Inc. (a)	211,550	4,118,879
	Commerce Group, Inc. (a)	80,500	2,959,985
	Everest Re Group Ltd.	116,725	10,239,117

5

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Fidelity National Financial, Inc., Class A (a)	395,700	6,766,470
	First American Corp.	170,825	5,734,595
	Hanover Insurance Group, Inc.	96,375	4,442,887
	HCC Insurance Holdings, Inc.	214,075	5,107,829
	Horace Mann Educators Corp.	75,450	1,229,081
	Mercury General Corp. (a)	66,000	3,356,760
	Old Republic International Corp. (a)	427,833	6,438,887
	Protective Life Corp.	130,400	5,474,192
	Stancorp Financial Group, Inc.	90,950	5,001,340
	Unitrin, Inc.	96,175	3,332,464
	W.R. Berkley Corp.	288,970	7,828,197
Insurance Total			80,355,347
Real Estate Investment Trusts (REITs) – 5.7%
	Alexandria Real Estate Equities, Inc. (a)	59,400	6,195,420
	AMB Property Corp.	181,725	10,710,871
	BRE Properties, Inc. (a)	94,600	4,584,316
	Camden Property Trust (a)	97,800	4,817,628
	Cousins Properties, Inc. (a)	68,500	1,813,195
	Duke Realty Corp.	271,600	6,974,688
	Equity One, Inc. (a)	68,600	1,592,206
	Federal Realty Invs Trust	109,100	8,795,642
	Health Care REIT, Inc.	164,800	7,959,840
	Highwoods Properties, Inc.	106,100	3,819,600
	Hospitality Properties Trust	174,275	5,402,525
	Liberty Property Trust	170,925	6,067,838
	Macerich Co. (a)	134,300	9,606,479
	Mack-Cali Realty Corp.	121,875	4,709,250
	Nationwide Health Properties, Inc.	176,800	6,034,184
	Potlatch Corp. (a)	72,731	3,515,817
	Rayonier, Inc. (a)	145,485	6,904,718
	Realty Income Corp. (a)	188,000	4,606,000
	Regency Centers Corp.	129,200	8,590,508
	UDR, Inc. (a)	247,575	6,125,005
	Weingarten Realty Investors (a)	138,400	4,774,800
Real Estate Investment Trusts (REITs) Total			123,600,530
Real Estate Management & Development – 0.2%
	Jones Lang LaSalle, Inc. (a)	59,000	4,161,860
Real Estate Management & Development Total			4,161,860

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.1%
	Astoria Financial Corp.	151,600	3,617,176
	First Niagara Financial Group, Inc. (a)	193,800	2,746,146
	New York Community Bancorp, Inc. (a)	603,003	12,373,622
	PMI Group, Inc. (a)	150,550	897,278
	Radian Group, Inc. (a)	149,250	855,202
	Washington Federal, Inc. (a)	162,327	3,634,502
Thrifts & Mortgage Finance Total			24,123,926
FINANCIALS TOTAL			328,059,237
HEALTH CARE – 9.8%
Biotechnology – 0.8%
	Cephalon, Inc. (a)(b)	125,575	8,502,684
	PDL BioPharma, Inc.	216,900	2,223,225
	Vertex Pharmaceuticals, Inc. (b)	260,975	7,471,714
Biotechnology Total			18,197,623
Health Care Equipment & Supplies – 2.9%
	Advanced Medical Optics, Inc. (a)(b)	112,700	2,729,594
	Beckman Coulter, Inc.	116,400	8,076,996
	DENTSPLY International, Inc.	280,150	11,357,281
	Edwards Lifesciences Corp. (b)	105,250	6,073,978
	Gen-Probe, Inc. (b)	100,200	5,705,388
	Hill-Rom Holdings, Inc. (a)	115,500	3,551,625
	Hologic, Inc. (b)	474,400	11,399,832
	Kinetic Concepts, Inc. (b)	100,500	4,364,715
	ResMed, Inc. (a)(b)	144,200	5,680,038
	STERIS Corp.	115,225	3,485,556
Health Care Equipment & Supplies Total			62,425,003
Health Care Providers & Services – 2.8%
	Apria Healthcare Group, Inc. (b)	81,350	1,370,748
	Community Health Systems, Inc. (b)	179,350	6,461,980
	Health Management Associates, Inc., Class A (a)(b)	451,400	3,502,864
	Health Net, Inc. (b)	204,725	6,346,475
	Henry Schein, Inc. (b)	166,350	9,269,022
	Kindred Healthcare, Inc. (b)	55,500	1,531,245
	LifePoint Hospitals, Inc. (a)(b)	105,400	3,371,746
	Lincare Holdings, Inc. (b)	135,900	3,541,554
	Omnicare, Inc. (a)	226,025	5,533,092
	Psychiatric Solutions, Inc. (a)(b)	102,300	3,730,881
	Universal Health Services, Inc., Class B	96,100	6,246,500
	VCA Antech, Inc. (b)	157,200	4,931,364
	WellCare Health Plans, Inc. (b)	77,400	4,270,932
Health Care Providers & Services Total			60,108,403

7

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.2%
	Cerner Corp. (a)(b)	123,900	5,621,343
Health Care Technology Total			5,621,343
Life Sciences Tools & Services – 2.1%
	Affymetrix, Inc. (a)(b)	128,700	1,552,122
	Charles River Laboratories International, Inc. (b)	126,550	8,134,634
	Covance, Inc. (b)	119,050	9,759,719
	Invitrogen Corp. (b)	171,600	7,886,736
	Pharmaceutical Product Development, Inc.	195,000	8,620,950
	Techne Corp. (b)	72,400	5,683,400
	Varian, Inc. (b)	56,250	3,121,312
Life Sciences Tools & Services Total			44,758,873
Pharmaceuticals – 1.0%
	Endo Pharmaceuticals Holdings, Inc. (b)	226,100	5,571,104
	Medicis Pharmaceutical Corp., Class A (a)	104,600	2,487,388
	Par Pharmaceutical Companies, Inc. (a)(b)	64,175	1,170,552
	Perrigo Co. (a)	144,125	5,276,416
	Sepracor, Inc. (a)(b)	207,925	4,493,259
	Valeant Pharmaceuticals International (a)(b)	168,875	2,764,484
Pharmaceuticals Total			21,763,203
HEALTH CARE TOTAL			212,874,448
INDUSTRIALS – 16.9%
Aerospace & Defense – 0.9%
	Alliant Techsystems, Inc. (a)(b)	60,875	6,608,590
	BE Aerospace, Inc. (b)	172,800	6,039,360
	DRS Technologies, Inc.	76,800	6,050,304
Aerospace & Defense Total			18,698,254
Airlines – 0.1%
	AirTran Holdings, Inc. (a)(b)	212,050	636,150
	Alaska Air Group, Inc. (a)(b)	70,650	1,379,794
	JetBlue Airways Corp. (a)(b)	337,180	1,338,605
Airlines Total			3,354,549

8

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 3.8%
	Brink’s Co.	89,175	6,463,404
	ChoicePoint, Inc. (b)	126,002	6,133,777
	Copart, Inc. (b)	129,375	5,821,875
	Corporate Executive Board Co.	64,500	2,913,465
	Corrections Corp. of America (b)	232,000	5,980,960
	Deluxe Corp.	95,400	2,149,362
	Dun & Bradstreet Corp.	105,125	9,631,553
	Herman Miller, Inc. (a)	105,125	2,607,100
	HNI Corp. (a)	82,525	2,069,727
	Kelly Services, Inc., Class A (a)	41,400	869,400
	Korn/Ferry International (b)	86,125	1,446,900
	Manpower, Inc.	147,975	9,322,425
	Mine Safety Appliances Co. (a)	54,300	2,239,332
	MPS Group, Inc. (b)	177,125	2,033,395
	Navigant Consulting, Inc. (a)(b)	84,800	1,708,720
	Republic Services, Inc.	293,037	9,649,708
	Rollins, Inc.	78,677	1,251,751
	Stericycle, Inc. (b)	162,350	9,465,005
Commercial Services & Supplies Total			81,757,859
Construction & Engineering – 1.9%
	Dycom Industries, Inc. (a)(b)	75,550	1,295,682
	Granite Construction, Inc. (a)	60,775	2,222,542
	KBR, Inc.	315,100	10,937,121
	Quanta Services, Inc. (a)(b)	317,575	10,175,103
	Shaw Group, Inc. (b)	152,500	9,302,500
	URS Corp. (b)	154,900	7,405,769
Construction & Engineering Total			41,338,717
Electrical Equipment – 1.4%
	AMETEK, Inc.	198,925	10,204,853
	Hubbell, Inc., Class B	105,625	4,940,081
	Roper Industries, Inc. (a)	165,800	10,783,632
	Thomas & Betts Corp. (b)	94,900	4,030,403
Electrical Equipment Total			29,958,969
Industrial Conglomerates – 0.4%
	Carlisle Companies, Inc. (a)	111,600	3,730,788
	Teleflex, Inc.	72,650	4,307,419
Industrial Conglomerates Total			8,038,207
Machinery – 6.1%
	AGCO Corp. (b)	170,075	10,277,632
	Crane Co.	95,300	4,350,445

9

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Donaldson Co., Inc.	130,800	6,733,584
	Federal Signal Corp. (a)	88,725	1,196,013
	Flowserve Corp.	106,425	14,741,991
	Graco, Inc. (a)	113,487	4,587,145
	Harsco Corp.	156,800	9,928,576
	IDEX Corp.	151,400	5,880,376
	Joy Global, Inc.	200,400	16,879,692
	Kennametal, Inc.	143,100	5,530,815
	Lincoln Electric Holdings, Inc.	79,800	6,581,904
	Nordson Corp. (a)	62,425	4,485,236
	Oshkosh Corp.	137,800	5,568,498
	Pentair, Inc.	184,275	6,897,413
	SPX Corp.	99,025	13,158,442
	Timken Co.	177,800	6,512,814
	Trinity Industries, Inc. (a)	151,100	6,172,435
	Wabtec Corp.	90,400	4,209,928
Machinery Total			133,692,939
Marine – 0.2%
	Alexander & Baldwin, Inc.	76,700	3,947,749
Marine Total			3,947,749
Road & Rail – 1.0%
	Avis Budget Group, Inc. (b)	192,280	2,676,538
	Con-way, Inc.	84,150	4,107,362
	J.B. Hunt Transport Services, Inc. (a)	159,750	5,565,690
	Kansas City Southern (a)(b)	143,200	7,154,272
	Werner Enterprises, Inc. (a)	82,643	1,565,258
	YRC Worldwide, Inc. (a)(b)	105,400	1,840,284
Road & Rail Total			22,909,404
Trading Companies & Distributors – 1.1%
	Fastenal Co. (a)	232,500	11,494,800
	GATX Corp.	88,875	4,382,426
	MSC Industrial Direct Co., Class A (a)	88,300	4,812,350
	United Rentals, Inc. (b)	141,050	2,904,220
Trading Companies & Distributors Total			23,593,796
INDUSTRIALS TOTAL			367,290,443
INFORMATION TECHNOLOGY – 13.6%
Communications Equipment – 2.2%
	3Com Corp. (b)	746,600	1,881,432
	ADC Telecommunications, Inc. (b)	218,500	3,439,190

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
ADTRAN, Inc.	104,975	2,612,828
Avocent Corp. (b)	84,850	1,674,091
CommScope, Inc. (a)(b)	124,853	6,848,187
F5 Networks, Inc. (a)(b)	157,700	4,738,885
Foundry Networks, Inc. (b)	278,500	3,787,600
Harris Corp.	253,350	16,665,363
Plantronics, Inc.	90,725	2,203,710
Polycom, Inc. (b)	163,600	4,076,912
Communications Equipment Total		47,928,198
Computers & Peripherals – 1.5%
Diebold, Inc.	122,125	4,819,052
Imation Corp. (a)	58,175	1,521,858
NCR Corp. (b)	324,300	8,580,978
Palm, Inc. (a)	198,400	1,202,304
Western Digital Corp. (b)	412,100	15,466,113
Computers & Peripherals Total		31,590,305
Electronic Equipment & Instruments – 2.1%
Amphenol Corp., Class A	328,700	15,327,281
Arrow Electronics, Inc. (b)	228,275	6,998,911
Avnet, Inc. (b)	279,150	8,240,508
Ingram Micro, Inc., Class A (b)	275,700	4,998,441
KEMET Corp. (a)(b)	155,925	628,378
National Instruments Corp.	106,662	3,387,585
Tech Data Corp. (b)	100,750	3,686,443
Vishay Intertechnology, Inc. (b)	345,875	3,486,420
Electronic Equipment & Instruments Total		46,753,967
Internet Software & Services – 0.3%
Digital River, Inc. (b)	68,900	2,760,134
ValueClick, Inc. (b)	181,800	3,655,998
Internet Software & Services Total		6,416,132
IT Services – 1.9%
Acxiom Corp.	125,875	1,846,586
Alliance Data Systems Corp. (b)	146,925	8,821,377
Broadridge Financial Solutions, Inc.	259,900	5,858,146
CSG Systems International, Inc. (b)	64,825	860,876
DST Systems, Inc. (a)(b)	86,100	5,458,740
Gartner, Inc. (a)(b)	120,725	2,630,598
Global Payments, Inc.	147,500	6,964,950
Metavante Technologies, Inc. (b)	165,829	4,222,006
NeuStar, Inc., Class A (a)(b)	143,600	3,358,804
SRA International, Inc., Class A (a)(b)	79,700	1,879,326
IT Services Total		41,901,409

11

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.2%
	Zebra Technologies Corp., Class A (b)	123,275	4,635,140
Office Electronics Total			4,635,140
Semiconductors & Semiconductor Equipment – 2.4%
	Atmel Corp. (b)	824,050	3,683,504
	Cree Research, Inc. (a)(b)	162,375	4,127,572
	Cypress Semiconductor Corp. (a)(b)	283,475	7,903,283
	Fairchild Semiconductor International, Inc. (b)	231,150	3,467,250
	Integrated Device Technology, Inc. (b)	317,992	3,586,950
	International Rectifier Corp. (b)	134,575	3,119,449
	Intersil Corp., Class A	235,200	6,555,024
	Lam Research Corp. (b)	231,075	9,404,752
	RF Micro Devices, Inc. (a)(b)	541,200	2,164,800
	Semtech Corp. (b)	119,200	2,088,384
	Silicon Laboratories, Inc. (b)	90,375	3,330,319
	TriQuint Semiconductor, Inc. (b)	265,450	1,767,897
Semiconductors & Semiconductor Equipment Total			51,199,184
Software – 3.0%
	ACI Worldwide, Inc. (a)(b)	66,700	1,161,247
	Activision, Inc. (b)	545,621	18,414,709
	Advent Software, Inc. (a)(b)	33,225	1,427,678
	Cadence Design Systems, Inc. (b)	478,675	5,562,203
	Fair Isaac Corp. (a)	90,800	2,294,516
	Jack Henry & Associates, Inc.	142,625	3,394,475
	Macrovision Solutions Corp. (a)(b)	154,000	2,083,620
	McAfee, Inc. (b)	301,275	10,921,219
	Mentor Graphics Corp. (a)(b)	166,575	1,940,599
	Parametric Technology Corp. (b)	215,300	4,043,334
	Sybase, Inc. (b)	145,675	4,664,513
	Synopsys, Inc. (b)	263,425	6,941,249
	Wind River Systems, Inc. (b)	142,625	1,543,203
Software Total			64,392,565
INFORMATION TECHNOLOGY TOTAL			294,816,900

12

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 7.9%
Chemicals – 4.0%
	Airgas, Inc.	153,075	9,057,448
	Albemarle Corp.	140,850	6,263,599
	Cabot Corp. (a)	120,825	3,871,233
	CF Industries Holdings, Inc.	89,800	12,293,620
	Chemtura Corp.	449,200	3,921,516
	Cytec Industries, Inc.	77,875	4,918,585
	Ferro Corp.	80,925	1,566,708
	FMC Corp.	139,500	10,320,210
	Lubrizol Corp.	127,000	7,124,700
	Minerals Technologies, Inc. (a)	35,400	2,464,194
	Olin Corp.	138,525	3,116,813
	RPM International, Inc.	226,100	5,546,233
	Scotts Miracle-Gro Co., Class A (a)	82,350	2,322,270
	Sensient Technologies Corp.	88,800	2,792,760
	Terra Industries, Inc.	168,500	7,351,655
	Valspar Corp. (a)	185,950	4,195,032
Chemicals Total			87,126,576
Construction Materials – 0.4%
	Martin Marietta Materials, Inc. (a)	76,575	8,935,537
Construction Materials Total			8,935,537
Containers & Packaging – 0.9%
	AptarGroup, Inc.	126,800	5,670,496
	Packaging Corp. of America	170,575	4,441,773
	Sonoco Products Co.	184,700	6,394,314
	Temple-Inland, Inc. (a)	197,300	2,874,661
Containers & Packaging Total			19,381,244
Metals & Mining – 2.5%
	Carpenter Technology Corp.	91,400	5,045,280
	Cleveland-Cliffs, Inc. (a)	167,700	17,893,590
	Commercial Metals Co.	216,400	7,920,240
	Reliance Steel & Aluminum Co.	117,100	7,959,287
	Steel Dynamics, Inc.	350,000	12,635,000
	Worthington Industries, Inc. (a)	122,600	2,444,644
Metals & Mining Total			53,898,041

13

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.1%
	Louisiana-Pacific Corp. (a)	191,400	2,323,596
Paper & Forest Products Total			2,323,596
MATERIALS TOTAL			171,664,994
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.1%
	Cincinnati Bell, Inc. (b)	461,075	1,941,126
Diversified Telecommunication Services Total			1,941,126
Wireless Telecommunication Services – 0.4%
	Telephone & Data Systems, Inc.	197,541	9,416,779
Wireless Telecommunication Services Total			9,416,779
TELECOMMUNICATION SERVICES TOTAL			11,357,905
UTILITIES – 7.8%
Electric Utilities – 1.9%
	DPL, Inc. (a)	210,925	5,994,489
	Great Plains Energy, Inc. (a)	160,175	4,201,390
	Hawaiian Electric Industries, Inc. (a)	155,100	4,091,538
	IDACORP, Inc. (a)	83,700	2,566,242
	Northeast Utilities Co.	287,975	7,519,027
	Puget Energy, Inc.	240,725	6,737,893
	Sierra Pacific Resources	434,200	5,892,094
	Westar Energy, Inc.	193,625	4,647,000
Electric Utilities Total			41,649,673
Gas Utilities – 2.5%
	AGL Resources, Inc.	141,925	5,066,723
	Energen Corp.	133,100	9,975,845
	Equitable Resources, Inc.	240,700	16,904,361
	National Fuel Gas Co. (a)	155,075	9,352,573
	ONEOK, Inc.	193,200	9,671,592
	WGL Holdings, Inc. (a)	91,825	3,203,774
Gas Utilities Total			54,174,868
Independent Power Producers & Energy Traders – 0.1%
	Black Hills Corp. (a)	70,200	2,473,848
Independent Power Producers & Energy Traders Total			2,473,848
Multi-Utilities – 3.1%
	Alliant Energy Corp.	210,875	7,916,247
	Aquila, Inc. (a)(b)	697,875	2,658,904
	Energy East Corp.	293,825	7,436,711
	MDU Resources Group, Inc.	338,705	11,187,426

14

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
	NSTAR (a)	198,300	6,648,999
	OGE Energy Corp.	170,450	5,718,597
	PNM Resources, Inc. (a)	160,050	2,376,743
	Scana Corp.	216,575	8,693,320
	Vectren Corp. (a)	141,700	4,180,150
	Wisconsin Energy Corp.	217,025	10,425,881
Multi-Utilities Total			67,242,978
Water Utilities – 0.2%
	Aqua America, Inc. (a)	247,674	4,230,272
Water Utilities Total			4,230,272
UTILITIES TOTAL			169,771,639

	Total Common Stocks (cost of $1,634,973,912)		2,113,077,093
Securities Lending Collateral – 21.3%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 2.727%)	463,407,488	463,407,488

	Total Securities Lending Collateral (cost of $463,407,488)		463,407,488

		Par ($)
Short-Term Obligations – 4.0%
U.S. GOVERNMENT OBLIGATION – 0.2%
United States Treasury Bill
	1.970% 06/19/08 (d)(e)	3,800,000	3,798,575
	Total U.S. Government Obligation		3,798,575
REPURCHASE AGREEMENT – 3.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value $84,423,143 (repurchase proceeds $82,778,691)	82,764,000	82,764,000

	Total Short-Term Obligations (cost of $86,562,575)		86,562,575

	Total Investments – 122.6% (cost of $2,184,943,975)(f)(g)		2,663,047,156

	Other Assets & Liabilities, Net – (22.6)%		(490,656,566)

	Net Assets – 100.0%		2,172,390,590

15

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$2,576,484,581	$3,079,189
	Level 2 – Other Significant Observable Inputs	86,562,575	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$2,663,047,156	$3,079,189

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $454,843,277.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	This security with a market value of $3,798,575 is pledged as collateral for open futures contracts.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $2,184,943,975.

(g)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$663,071,131	$(184,967,950)	$478,103,181

At May 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P Mid Cap 400 Index	126	$55,597,500	$52,518,311	Jun -2008	$3,079,189

16

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 8.1%
Auto Components – 2.4%
	BorgWarner, Inc.	982,200	50,789,562
	Gentex Corp.	1,259,300	22,113,308
	Johnson Controls, Inc.	1,358,300	46,263,698
Auto Components Total			119,166,568
Automobiles – 0.6%
	Ford Motor Co. (a)	4,237,500	28,815,000
Automobiles Total			28,815,000
Hotels, Restaurants & Leisure – 1.7%
	Royal Caribbean Cruises Ltd.	1,580,400	46,969,488
	Starwood Hotels & Resorts Worldwide, Inc.	748,700	36,237,080
Hotels, Restaurants & Leisure Total			83,206,568
Leisure Equipment & Products – 0.7%
	Hasbro, Inc.	1,047,000	37,943,280
Leisure Equipment & Products Total			37,943,280
Multiline Retail – 1.7%
	Macy’s, Inc.	1,937,210	45,853,761
	Saks, Inc. (a)	2,780,400	38,425,128
Multiline Retail Total			84,278,889
Textiles, Apparel & Luxury Goods – 1.0%
	Polo Ralph Lauren Corp.	720,500	50,326,925
Textiles, Apparel & Luxury Goods Total			50,326,925
CONSUMER DISCRETIONARY TOTAL			403,737,230
CONSUMER STAPLES – 9.8%
Beverages – 1.9%
	Fomento Economico Mexicano SAB de CV, ADR	1,045,800	49,204,890
	Pepsi Bottling Group, Inc.	1,402,700	45,475,534
Beverages Total			94,680,424
Food & Staples Retailing – 1.7%
	BJ’s Wholesale Club, Inc. (a)	1,222,300	48,268,627
	Kroger Co.	1,272,800	35,180,192
Food & Staples Retailing Total			83,448,819
Food Products – 3.7%
	ConAgra Foods, Inc.	2,062,000	48,621,960
	Dean Foods Co. (a)	1,839,900	40,017,825
	Hershey Co.	927,100	36,333,049
	Smithfield Foods, Inc. (a)	782,300	24,478,167
	Tyson Foods, Inc., Class A	2,005,600	37,785,504
Food Products Total			187,236,505

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.9%
	Clorox Co.	777,900	44,441,427
Household Products Total			44,441,427
Personal Products – 1.6%
	Avon Products, Inc.	1,215,700	47,485,242
	Estee Lauder Companies, Inc., Class A	677,300	32,239,480
Personal Products Total			79,724,722
CONSUMER STAPLES TOTAL			489,531,897
ENERGY – 10.5%
Energy Equipment & Services – 1.9%
	National-Oilwell Varco, Inc. (a)	487,116	40,586,505
	Rowan Companies, Inc.	578,700	25,549,605
	Tidewater, Inc.	435,900	29,785,047
Energy Equipment & Services Total			95,921,157
Oil, Gas & Consumable Fuels – 8.6%
	Cabot Oil & Gas Corp.	502,885	30,298,821
	El Paso Corp.	3,170,800	61,989,140
	Forest Oil Corp. (a)	961,900	64,206,825
	Hess Corp. (b)	1,060,800	130,276,848
	Newfield Exploration Co. (a)	771,400	48,783,336
	Peabody Energy Corp.	607,300	44,891,616
	Williams Companies, Inc.	1,227,100	46,678,884
Oil, Gas & Consumable Fuels Total			427,125,470
ENERGY TOTAL			523,046,627
FINANCIALS – 23.0%
Capital Markets – 1.9%
	Ameriprise Financial, Inc.	1,518,900	71,783,214
	Lazard Ltd., Class A	596,600	22,724,494
Capital Markets Total			94,507,708
Commercial Banks – 8.5%
	Bank of Hawaii Corp.	1,234,300	66,775,630
	City National Corp.	844,300	40,864,120
	Comerica, Inc.	1,357,200	50,460,696
	Cullen/Frost Bankers, Inc.	1,029,350	57,540,665
	KeyCorp	1,967,900	38,315,013
	Marshall & Ilsley Corp.	2,815,298	65,427,526
	SVB Financial Group (a)	864,600	44,310,750

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	TCF Financial Corp.	2,442,400	40,348,448
	Zions Bancorporation	495,750	21,361,867
Commercial Banks Total			425,404,715
Insurance – 5.3%
	ACE Ltd.	874,200	52,513,194
	Assurant, Inc.	793,300	53,968,199
	Assured Guaranty Ltd.	1,012,300	23,384,130
	Genworth Financial, Inc., Class A	1,634,417	36,120,616
	Loews Corp. (c)	1,102,100	54,631,097
	Platinum Underwriters Holdings Ltd.	1,327,900	47,100,613
	Reinsurance Group of America, Inc.	5,408	278,079
Insurance Total			267,995,928
Real Estate Investment Trusts (REITs) – 6.7%
	Alexandria Real Estate Equities, Inc.	472,300	49,260,890
	Boston Properties, Inc.	294,600	28,794,204
	Equity Residential Property Trust	690,100	29,184,329
	General Growth Properties, Inc.	1,287,400	53,504,344
	Plum Creek Timber Co., Inc.	1,610,800	75,143,820
	ProLogis	593,000	36,724,490
	Rayonier, Inc.	1,280,000	60,748,800
Real Estate Investment Trusts (REITs) Total			333,360,877
Thrifts & Mortgage Finance – 0.6%
	Federal Home Loan Mortgage Corp.	1,103,600	28,053,512
Thrifts & Mortgage Finance Total			28,053,512
FINANCIALS TOTAL			1,149,322,740
HEALTH CARE – 4.7%
Health Care Equipment & Supplies – 1.9%
	Beckman Coulter, Inc.	510,600	35,430,534
	Cooper Companies, Inc.	421,800	17,061,810
	Hospira, Inc. (a)	1,038,400	43,550,496
Health Care Equipment & Supplies Total			96,042,840
Health Care Providers & Services – 2.1%
	CIGNA Corp.	908,400	36,881,040
	Community Health Systems, Inc. (a)	986,500	35,543,595
	Universal Health Services, Inc., Class B	485,100	31,531,500
Health Care Providers & Services Total			103,956,135

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.7%
	Varian, Inc. (a)	626,600	34,770,034
Life Sciences Tools & Services Total			34,770,034
HEALTH CARE TOTAL			234,769,009
INDUSTRIALS – 13.6%
Aerospace & Defense – 2.2%
	AerCap Holdings NV (a)	1,319,200	19,827,576
	L-3 Communications Holdings, Inc.	322,100	34,590,319
	Spirit Aerosystems Holdings, Inc., Class A (a)	1,873,023	55,872,276
Aerospace & Defense Total			110,290,171
Commercial Services & Supplies – 0.7%
	Equifax, Inc.	968,600	36,961,776
Commercial Services & Supplies Total			36,961,776
Construction & Engineering – 1.1%
	Jacobs Engineering Group, Inc. (a)	574,500	54,451,110
Construction & Engineering Total			54,451,110
Electrical Equipment – 0.8%
	Cooper Industries Ltd., Class A	847,400	39,514,262
Electrical Equipment Total			39,514,262
Industrial Conglomerates – 3.1%
	McDermott International, Inc. (a)	1,149,200	71,284,876
	Teleflex, Inc.	471,900	27,978,951
	Textron, Inc.	872,300	54,562,365
Industrial Conglomerates Total			153,826,192
Machinery – 4.0%
	Barnes Group, Inc.	1,420,406	45,367,768
	Harsco Corp.	506,900	32,096,908
	Kennametal, Inc.	1,476,400	57,062,860
	Parker Hannifin Corp.	744,700	63,053,749
Machinery Total			197,581,285
Marine – 0.8%
	Alexander & Baldwin, Inc.	824,800	42,452,456
Marine Total			42,452,456

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.9%
	Canadian Pacific Railway Ltd.	605,400	44,291,064
Road & Rail Total			44,291,064
INDUSTRIALS TOTAL			679,368,316
INFORMATION TECHNOLOGY – 7.5%
Communications Equipment – 0.2%
	Tellabs, Inc. (a)	2,080,800	11,319,552
Communications Equipment Total			11,319,552
Computers & Peripherals – 1.4%
	Diebold, Inc.	268,700	10,602,902
	NCR Corp. (a)	2,330,500	61,665,030
	Seagate Technology, Inc., Escrow Shares (d)	105,800	1,058
Computers & Peripherals Total			72,268,990
Electronic Equipment & Instruments – 2.2%
	Agilent Technologies, Inc. (a)	382,200	14,290,458
	Arrow Electronics, Inc. (a)	1,424,200	43,665,972
	Avnet, Inc. (a)	774,075	22,850,694
	Mettler-Toledo International, Inc. (a)	257,600	26,713,120
Electronic Equipment & Instruments Total			107,520,244
Semiconductors & Semiconductor Equipment – 1.8%
	Intersil Corp., Class A	812,400	22,641,588
	KLA-Tencor Corp.	393,200	18,134,384
	NVIDIA Corp. (a)	1,237,900	30,576,130
	Spansion, Inc., Class A (a)	2,080,700	6,554,205
	Verigy Ltd. (a)	475,869	12,153,694
Semiconductors & Semiconductor Equipment Total			90,060,001
Software – 1.9%
	Activision, Inc. (a)	770,333	25,998,739
	Citrix Systems, Inc. (a)	424,300	14,523,789
	Electronic Arts, Inc. (a)	746,600	37,479,320
	Synopsys, Inc. (a)	691,300	18,215,755
Software Total			96,217,603
INFORMATION TECHNOLOGY TOTAL			377,386,390
MATERIALS – 6.4%
Chemicals – 3.4%
	Air Products & Chemicals, Inc.	853,000	86,937,760
	Albemarle Corp.	774,300	34,433,121
	PPG Industries, Inc.	732,400	46,163,172
Chemicals Total			167,534,053

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 1.6%
	Crown Holdings, Inc. (a)	1,244,600	35,906,710
	Packaging Corp. of America	1,697,700	44,208,108
Containers & Packaging Total			80,114,818
Metals & Mining – 0.5%
	Allegheny Technologies, Inc.	358,900	26,917,500
Metals & Mining Total			26,917,500
Paper & Forest Products – 0.9%
	Weyerhaeuser Co.	739,800	46,111,734
Paper & Forest Products Total			46,111,734
MATERIALS TOTAL			320,678,105
UTILITIES – 13.2%
Electric Utilities – 6.1%
	American Electric Power Co., Inc.	1,674,300	70,873,119
	Edison International	1,313,600	69,922,928
	Entergy Corp.	413,100	49,890,087
	FPL Group, Inc.	521,800	35,231,936
	PPL Corp.	1,510,500	77,503,755
Electric Utilities Total			303,421,825
Gas Utilities – 0.9%
	AGL Resources, Inc.	1,216,400	43,425,480
Gas Utilities Total			43,425,480
Independent Power Producers & Energy Traders – 1.6%
	Mirant Corp. (a)	1,287,300	52,290,126
	Reliant Energy, Inc. (a)	1,216,300	31,088,628
Independent Power Producers & Energy Traders Total			83,378,754
Multi-Utilities – 4.6%
	PG&E Corp.	1,862,100	73,720,539
	Public Service Enterprise Group, Inc.	997,800	44,162,628
	Sempra Energy	1,085,400	62,746,974
	Wisconsin Energy Corp.	1,020,600	49,029,624
Multi-Utilities Total			229,659,765
UTILITIES TOTAL			659,885,824

	Total Common Stocks (cost of $4,146,507,729)		4,837,726,138

6

		Par ($)	Value ($)
Convertible Bond – 0.2%
CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.2%
Ford Motor Co.
	4.250% 12/15/36	10,447,000	9,937,709
Automobiles Total			9,937,709
CONSUMER DISCRETIONARY TOTAL			9,937,709

	Total Convertible Bond (cost of $10,763,249)		9,937,709

		Shares
Securities Lending Collateral – 1.1%
	State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 2.727%)	53,918,250	53,918,250

	Total Securities Lending Collateral (cost of $53,918,250)		53,918,250

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Cleaning Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by U.S. Government Agency Obligations with various maturities to 06/07/27, market value $124,910,813 (repurchase proceeds $122,480,736)	122,459,000	122,459,000

	Total Short-Term Obligation (cost of $122,459,000)		122,459,000

	Total Investments – 100.5% (cost of $4,333,648,228)(f)(g)		5,024,041,097

	Other Assets & Liabilities, Net – (0.5)%		(24,883,300)

	Net Assets – 100.0%		4,999,157,797

7

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

8

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$4,891,643,330	$1,964,950
	Level 2 – Other Significant Observable Inputs	132,396,709	—
	Level 3 – Significant Unobservable Inputs	1,058	—
	Total	$5,024,041,097	$1,964,950

*Other financial instruments consist of written options which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending May 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments
	Balance as of March 1, 2008	$1,058	$—
	Accretion of discounts/amortization of premiums	—	—
	Realized gain (loss)	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfers in and or out of Level 3	—	—
	Balance as of May 31, 2008	$1,058	$—

(a)	Non-income producing security.

(b)	All or a portion of this security is pledged as collateral for open written options contracts. The total market value of securities pledged as collateral at May 31, 2008 is $74,250,926.

(c)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $53,188,610.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $4,333,648,228.

(g)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$977,081,301	$(286,688,432)	$690,392,869

9

At May 31, 2008, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Hess Corp.	$125	3,023	06/21/08	$3,252,609	$1,209,200
Hess Corp.	130	3,023	06/21/08	2,191,991	755,750
Total written call options (proceeds $5,444,600)					$1,964,950

For the three months ended May 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 29, 2008	—	$—
Options written	6,046	5,444,600
Options expired	—	—
Options outstanding at May 31, 2008	6,046	$5,444,600

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Multi-Advisor International Equity Fund

		Shares	Value ($)*
Common Stocks – 94.5%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 1.9%
	Continental AG	420,302	53,291,597
Auto Components Total			53,291,597
Automobiles – 1.8%
	Bayerische Motoren Werke AG	95,491	5,655,682
	Honda Motor Co., Ltd.	874,800	29,292,772
	Yamaha Motor Co., Ltd.	787,300	16,019,337
Automobiles Total			50,967,791
Hotels, Restaurants & Leisure – 1.9%
	Accor SA	206,800	15,780,807
	Las Vegas Sands Corp. (a)	300,984	20,900,329
	Shangri-La Asia Ltd.	4,691,918	15,812,279
Hotels, Restaurants & Leisure Total			52,493,415
Household Durables – 1.1%
	Gafisa SA	692,531	15,477,099
	Haseko Corp. (a)	9,191,099	14,821,541
Household Durables Total			30,298,640
Leisure Equipment & Products – 0.7%
	Sankyo Co., Ltd.	309,700	19,829,966
Leisure Equipment & Products Total			19,829,966
Media – 2.6%
	British Sky Broadcasting Group PLC	1,834,435	19,731,711
	JC Decaux SA	480,424	14,066,433
	Publicis Groupe	399,168	15,866,688
	Reed Elsevier NV	1,282,494	23,922,921
Media Total			73,587,753
Multiline Retail – 0.5%
	PPR	106,720	13,946,486
Multiline Retail Total			13,946,486
Specialty Retail – 0.5%
	Esprit Holdings Ltd.	1,170,900	13,683,681
Specialty Retail Total			13,683,681
Textiles, Apparel & Luxury Goods – 0.2%
	Yue Yuen Industrial Holdings Ltd. (b)	2,341,000	6,719,512
	Yue Yuen Industrial Holdings Ltd.	173,333	497,528
Textiles, Apparel & Luxury Goods Total			7,217,040
CONSUMER DISCRETIONARY TOTAL			315,316,369
CONSUMER STAPLES – 6.7%
Beverages – 1.3%
	C&C Group PLC	993,894	8,001,844
	Heineken NV	507,110	29,798,118
Beverages Total			37,799,962

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.7%
	Tesco PLC	2,432,245	19,951,481
Food & Staples Retailing Total			19,951,481
Food Products – 2.7%
	Groupe Danone	153,436	13,432,098
	Nestle SA, Registered Shares	59,975	29,491,185
	Unilever NV	422,296	13,800,008
	Unilever PLC	565,612	18,722,233
Food Products Total			75,445,524
Household Products – 0.6%
	Reckitt Benckiser Group PLC	301,738	17,775,980
Household Products Total			17,775,980
Tobacco – 1.4%
	British American Tobacco PLC	1,035,888	38,741,585
Tobacco Total			38,741,585
CONSUMER STAPLES TOTAL			189,714,532
ENERGY – 8.5%
Energy Equipment & Services – 3.6%
	Aker Kvaerner ASA	677,950	19,128,615
	Cie Generale de Geophysique-Veritas (a)	63,933	17,184,349
	Precision Drilling Trust	820,082	21,855,648
	Technip SA	450,341	42,226,234
Energy Equipment & Services Total			100,394,846
Oil, Gas & Consumable Fuels – 4.9%
	BG Group PLC	1,057,564	26,521,797
	BP PLC	2,013,654	24,252,193
	CNOOC Ltd.	11,250,089	19,605,737
	Petroleo Brasileiro SA, ADR	571,057	40,259,519
	Royal Dutch Shell PLC, Class A	161,743	6,906,029
	Royal Dutch Shell PLC, Class B	506,436	21,117,342
Oil, Gas & Consumable Fuels Total			138,662,617
ENERGY TOTAL			239,057,463

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – 19.7%
Capital Markets – 4.3%
	Credit Suisse Group, Registered Shares	1,305,864	66,530,466
	Daiwa Securities Group, Inc.	898,000	8,995,333
	Julius Baer Holding AG	323,005	26,435,430
	Man Group PLC	1,560,912	19,201,387
Capital Markets Total			121,162,616
Commercial Banks – 7.4%
	Allied Irish Banks PLC	985,276	19,574,401
	Anglo Irish Bank Corp., PLC	116,317	1,520,065
	BNP Paribas	215,976	22,290,542
	Commerzbank AG	487,757	17,217,801
	HBOS PLC	1,438,367	11,397,046
	HSBC Holdings PLC	970,708	16,381,840
	ICICI Bank Ltd., ADR	578,187	21,814,995
	Mitsubishi UFJ Financial Group, Inc.	2,579,600	26,378,380
	Mizuho Financial Group, Inc.	3,047	16,012,502
	Royal Bank of Scotland Group PLC	1,989,486	9,005,124
	Shinhan Financial Group Co., Ltd.	257,478	12,873,275
	Uniao de Bancos Brasileiros SA, GDR	97,338	15,269,412
	UniCredito Italiano SpA	2,856,263	19,963,007
Commercial Banks Total			209,698,390
Diversified Financial Services – 2.5%
	Bovespa Holding SA	1,745,073	28,753,739
	Fortis	618,400	15,114,206
	ING Groep NV	659,342	25,172,420
Diversified Financial Services Total			69,040,365
Insurance – 4.8%
	Aviva PLC	1,490,498	18,615,687
	AXA SA	1,541,936	54,478,251
	Manulife Financial Corp.	506,960	19,577,350
	Sony Financial Holdings, Inc. (a)(b)	390	1,594,479
	Sony Financial Holdings, Inc. (a)	4,578	18,716,733
	Zurich Financial Services AG	72,412	21,242,475
Insurance Total			134,224,975
Real Estate Management & Development – 0.7%
	CapitaLand Ltd.	2,546,000	12,248,026
	Sumitomo Realty & Development Co., Ltd.	344,000	8,810,472
Real Estate Management & Development Total			21,058,498
FINANCIALS TOTAL			555,184,844
HEALTH CARE – 6.2%
Biotechnology – 1.3%
	Actelion Ltd., Registered Shares (a)	263,260	14,384,895
	CSL Ltd.	579,226	22,034,244
Biotechnology Total			36,419,139

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 1.4%
	Lonza Group AG, Registered Shares	279,040	38,659,991
Life Sciences Tools & Services Total			38,659,991
Pharmaceuticals – 3.5%
	GlaxoSmithKline PLC	738,190	16,282,496
	Novartis AG, Registered Shares	365,746	19,212,851
	Sanofi-Aventis (b)	50,150	3,737,975
	Sanofi-Aventis	292,333	21,789,324
	Takeda Pharmaceutical Co., Ltd.	277,200	16,066,135
	Teva Pharmaceutical Industries Ltd., ADR	467,228	21,366,336
Pharmaceuticals Total			98,455,117
HEALTH CARE TOTAL			173,534,247
INDUSTRIALS – 15.1%
Aerospace & Defense – 0.8%
	BAE Systems PLC	2,591,122	23,264,208
Aerospace & Defense Total			23,264,208
Air Freight & Logistics – 2.0%
	Deutsche Post AG, Registered Shares	631,195	20,081,518
	TNT NV	901,956	36,188,982
Air Freight & Logistics Total			56,270,500
Airlines – 0.4%
	British Airways PLC	2,079,817	9,578,790
Airlines Total			9,578,790
Building Products – 0.6%
	Daikin Industries Ltd.	295,688	15,258,421
Building Products Total			15,258,421
Construction & Engineering – 1.2%
	Vinci SA	457,533	34,472,800
Construction & Engineering Total			34,472,800
Electrical Equipment – 4.1%
	ABB Ltd., Registered Shares	1,068,022	34,697,265
	Alstom	140,830	35,500,158
	Vestas Wind Systems A/S (a)	327,972	45,147,882
Electrical Equipment Total			115,345,305
Industrial Conglomerates – 2.0%
	Koninklijke Philips Electronics NV	498,033	19,122,424
	Siemens AG, Registered Shares	337,217	38,255,668
Industrial Conglomerates Total			57,378,092

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.2%
	Atlas Copco AB	1,305,200	23,110,991
	GEA Group AG	370,361	14,422,009
	Hitachi Construction Machinery Co., Ltd.	255,298	8,815,071
	Hyundai Heavy Industries	38,754	14,108,781
Machinery Total			60,456,852
Marine – 0.3%
	Stolt-Nielsen SA	360,164	8,433,184
Marine Total			8,433,184
Road & Rail – 0.3%
	All America Latina Logistica SA	594,228	8,852,225
Road & Rail Total			8,852,225
Trading Companies & Distributors – 1.0%
	Marubeni Corp.	3,212,000	28,640,486
Trading Companies & Distributors Total			28,640,486
Transportation Infrastructure – 0.2%
	China Merchants Holdings International Co., Ltd.	1,427,000	6,153,148
Transportation Infrastructure Total			6,153,148
INDUSTRIALS TOTAL			424,104,011
INFORMATION TECHNOLOGY – 6.8%
Communications Equipment – 2.7%
	Nortel Networks Corp. (a)	9,551	78,700
	Research In Motion Ltd. (a)	264,853	36,780,136
	Telefonaktiebolaget LM Ericsson, Class B	14,076,000	38,283,530
Communications Equipment Total			75,142,366
Computers & Peripherals – 0.3%
	FUJITSU Ltd.	1,064,000	8,619,389
Computers & Peripherals Total			8,619,389
Electronic Equipment & Instruments – 0.4%
	HON HAI Precision Industry Co., Ltd.	2,321,000	13,131,110
Electronic Equipment & Instruments Total			13,131,110
Semiconductors & Semiconductor Equipment – 2.0%
	ASML Holding NV	629,956	18,846,433
	Samsung Electronics Co., Ltd.	51,052	36,725,918
Semiconductors & Semiconductor Equipment Total			55,572,351

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 1.4%
	Nintendo Co., Ltd.	72,200	39,723,013
Software Total			39,723,013
INFORMATION TECHNOLOGY TOTAL			192,188,229
MATERIALS – 8.0%
Chemicals – 3.5%
	Akzo Nobel NV	324,733	27,488,106
	Bayer AG	288,933	25,621,920
	Johnson Matthey PLC	186,137	7,429,684
	Mitsubishi Gas Chemical Co., Inc.	602,000	4,516,999
	Potash Corp. of Saskatchewan, Inc.	165,602	32,966,390
Chemicals Total			98,023,099
Construction Materials – 2.9%
	Cemex SA de CV, ADR, COP (a)	790,327	22,476,900
	CRH PLC	599,326	22,153,851
	Holcim Ltd., Registered Shares	380,733	35,616,663
Construction Materials Total			80,247,414
Containers & Packaging – 0.3%
	Smurfit Kappa Group PLC (b)	6,700	67,753
	Smurfit Kappa Group PLC	953,502	9,642,167
Containers & Packaging Total			9,709,920
Metals & Mining – 1.0%
	BHP Biliton PLC	378,850	14,363,881
	Rio Tinto PLC	118,053	14,159,691
Metals & Mining Total			28,523,572
Paper & Forest Products – 0.3%
	UPM-Kymmene Oyj	379,729	7,384,540
Paper & Forest Products Total			7,384,540
MATERIALS TOTAL			223,888,545
TELECOMMUNICATION SERVICES – 8.2%
Diversified Telecommunication Services – 2.7%
	France Telecom SA (b)	290,760	8,823,083
	France Telecom SA	675,121	20,486,474
	Telefonica SA	882,070	25,318,565
	TELUS Corp.	452,108	21,158,436
Diversified Telecommunication Services Total			75,786,558
Wireless Telecommunication Services – 5.5%
	America Movil SAB de CV, Series L, ADR	956,403	57,164,207
	China Mobile Ltd.	2,220,000	32,629,070

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	MTN Group Ltd.	1,054,747	21,095,633
	Rogers Communications, Inc., Class B	492,943	21,680,364
	Vodafone Group PLC	6,948,716	22,333,246
Wireless Telecommunication Services Total			154,902,520
TELECOMMUNICATION SERVICES TOTAL			230,689,078
UTILITIES – 4.1%
Electric Utilities – 1.9%
	E.ON AG	157,437	33,496,973
	Electricite de France	190,586	20,630,754
Electric Utilities Total			54,127,727
Gas Utilities – 0.3%
	Enagas SA	272,194	8,659,873
Gas Utilities Total			8,659,873
Multi-Utilities – 1.9%
	Veolia Environnement	728,160	51,895,151
Multi-Utilities Total			51,895,151
UTILITIES TOTAL			114,682,751

	Total Common Stocks (cost of $2,174,527,921)		2,658,360,069

		Units
Rights – 0.0%
FINANCIALS – 0.0%
Commercial Banks – 0.0%
	Royal Bank of Scotland Group PLC Expires 06/06/08 (a)	1,215,797	674,344
Commercial Banks Total			674,344
FINANCIALS TOTAL			674,344

	Total Rights (cost of $2,566,680)		674,344

		Par ($)
Short-Term Obligation – 4.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by U.S. Government Agency Obligations with various maturities to 04/24/13, market value $127,461,269 (repurchase proceeds $124,975,179)	124,953,000	124,953,000

	Total Short-Term Obligation (cost of $124,953,000)		124,953,000

	Total Investments – 99.0% (cost of $2,302,047,601)(c)(d)		2,783,987,413

	Other Assets & Liabilities, Net – 1.0%		28,825,938

	Net Assets – 100.0%		2,812,813,351

7

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally,   events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

8

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	• Level 1 – quoted prices in active markets for identical securities
	• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$406,431,786	$—
	Level 2 – Other Significant Observable Inputs	2,377,555,627	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$2,783,987,413	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. As of May 31, 2008, these securities, which are not illiquid, amounted to $20,942,802 which represents 0.7% of net assets.

(c)	Cost for federal income tax purposes is $2,302,047,601.

(d)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$606,432,521	$(124,492,709)	$481,939,812

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Overseas Value Fund

		Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 11.1%
Auto Components – 1.3%
	Denso Corp.	2,300	83,997
	Toyota Boshoku Corp.	2,000	54,070
Auto Components Total			138,067
Automobiles – 2.4%
	DaimlerChrysler AG, Registered Shares	1,126	85,697
	Dongfeng Motor Group Co., Ltd., Class H	126,000	62,968
	Toyota Motor Corp.	2,200	112,066
Automobiles Total			260,731
Distributors – 0.7%
	Inchcape PLC	8,713	75,338
Distributors Total			75,338
Hotels, Restaurants & Leisure – 1.5%
	Genting Berhad	30,900	58,653
	Kuoni Reisen Holding AG, Registered Shares	94	50,235
	Paddy Power PLC	1,415	50,962
Hotels, Restaurants & Leisure Total			159,850
Household Durables – 1.9%
	Barratt Developments PLC	4,620	16,702
	Matsushita Electric Industrial Co., Ltd.	8,000	182,129
Household Durables Total			198,831
Media – 2.6%
	Daiichikosho Co., Ltd.	9,400	99,154
	Vivendi	4,274	179,630
Media Total			278,784
Multiline Retail – 0.7%
	Next PLC	3,384	77,558
Multiline Retail Total			77,558
CONSUMER DISCRETIONARY TOTAL			1,189,159
CONSUMER STAPLES – 3.9%
Food & Staples Retailing – 0.6%
	FamilyMart Co., Ltd.	1,700	62,246
Food & Staples Retailing Total			62,246
Food Products – 0.8%
	Toyo Suisan Kaisha Ltd.	4,000	86,132
Food Products Total			86,132
Household Products – 1.5%
	Kao Corp.	4,000	104,345
	Mcbride Plc	29,149	54,565
Household Products Total			158,910

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.0%
	Imperial Tobacco Group PLC	1,311	52,588
	Rothmans, Inc.	2,300	59,329
Tobacco Total			111,917
CONSUMER STAPLES TOTAL			419,205
ENERGY – 12.4%
Energy Equipment & Services – 1.3%
	Technip SA	877	82,232
	TGS Nopec Geophysical Co. ASA (a)	3,500	55,480
Energy Equipment & Services Total			137,712
Oil, Gas & Consumable Fuels – 11.1%
	BP PLC	18,639	224,486
	China Petroleum & Chemical Corp., Class H	46,000	46,331
	Inpex Holdings, Inc.	6	75,697
	Petro-Canada	1,700	98,089
	Repsol YPF SA	2,557	105,816
	Royal Dutch Shell PLC, Class B	6,470	269,786
	StatoilHydro ASA	2,900	112,509
	Total SA	2,127	185,606
	Yanzhou Coal Mining Co., Ltd., Class H	38,000	82,779
Oil, Gas & Consumable Fuels Total			1,201,099
ENERGY TOTAL			1,338,811
FINANCIALS – 36.4%
Capital Markets – 4.2%
	Credit Suisse Group, Registered Shares	3,446	175,565
	Deutsche Bank AG, Registered Shares	1,556	166,378
	Tokai Tokyo Securities Co., Ltd.	24,000	107,001
Capital Markets Total			448,944
Commercial Banks – 20.8%
	Australia & New Zealand Banking Group Ltd.	7,289	151,041
	Banco Bilbao Vizcaya Argentaria SA	9,019	201,069
	Banco Santander SA	13,839	288,287
	Bangkok Bank PCL, Foriegn Registered Shares	11,400	47,361
	Bank of Ireland	8,235	104,415

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Barclays PLC	18,115	134,565
	BNP Paribas	1,542	159,147
	Credit Agricole SA	3,708	98,126
	DBS Group Holdings Ltd.	8,000	114,575
	DNB NOR ASA	7,600	109,303
	HBOS PLC	14,310	113,387
	HSBC Holdings PLC	11,641	196,584
	Lloyds TSB Group PLC	19,453	147,972
	Mitsubishi UFJ Financial Group, Inc.	4,500	46,016
	Nordea Bank AB	3,000	48,746
	Royal Bank of Scotland Group PLC	28,931	130,952
	Swedbank AB, Class A	3,700	91,413
	Yamaguchi Financial Group, Inc.	4,000	58,357
Commercial Banks Total			2,241,316
Diversified Financial Services – 1.9%
	ING Groep NV	5,353	204,367
Diversified Financial Services Total			204,367
Insurance – 6.5%
	Allianz SE, Registered Shares	267	50,548
	Axis Capital Holdings Ltd.	1,466	51,383
	Baloise Holding AG, Registered Shares	1,020	116,068
	Brit Insurance Holdings PLC	20,706	88,903
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	802	150,349
	Swiss Reinsurance, Registered Shares	1,147	89,086
	Zurich Financial Services AG, Registered Shares	521	152,839
Insurance Total			699,176
Real Estate Management & Development – 2.4%
	Hongkong Land Holdings Ltd.	22,000	104,500
	Kenedix, Inc.	45	66,591
	Swire Pacific Ltd., Class A	7,500	85,582
Real Estate Management & Development Total			256,673

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.6%
	Aareal Bank AG	2,372	70,594
Thrifts & Mortgage Finance Total			70,594
FINANCIALS TOTAL			3,921,070
HEALTH CARE – 4.9%
Health Care Providers & Services – 0.5%
	OPG Groep NV	2,290	55,934
Health Care Providers & Services Total			55,934
Life Sciences Tools & Services – 0.5%
	Tecan Group AG, Registered Shares	778	52,289
Life Sciences Tools & Services Total			52,289
Pharmaceuticals – 3.9%
	Daiichi Sankyo Co., Ltd.	1,800	50,797
	Ipsen	1,052	70,654
	Recordati SpA	13,462	107,754
	Sanofi-Aventis	534	39,802
	Takeda Pharmaceutical Co., Ltd.	2,600	150,693
Pharmaceuticals Total			419,700
HEALTH CARE TOTAL			527,923
INDUSTRIALS – 9.3%
Commercial Services & Supplies – 0.7%
	Poyry Oyj	2,579	71,178
Commercial Services & Supplies Total			71,178
Construction & Engineering – 1.0%
	Outotec Oyj	1,652	112,879
Construction & Engineering Total			112,879
Electrical Equipment – 2.3%
	ABB Ltd., Registered Shares (a)	2,280	74,071
	Harbin Power Equipment Co. Ltd., Class H	30,000	56,357
	Mitsubishi Electric Corp.	6,000	67,900
	Sumitomo Electric Industries Ltd.	3,800	49,059
Electrical Equipment Total			247,387
Industrial Conglomerates – 1.1%
	Keppel Corp. Ltd.	13,000	115,721
Industrial Conglomerates Total			115,721
Machinery – 2.6%
	Gildemeister AG	1,465	50,575
	Glory Ltd.	3,100	72,780
	Hino Motors Ltd.	16,000	107,000
	PT United Tractors Tbk	29,000	44,987
Machinery Total			275,342

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.4%
	U-Ming Marine Transport Corp.	15,000	48,451
Marine Total			48,451
Trading Companies & Distributors – 1.2%
	ITOCHU Corp.	11,000	127,300
Trading Companies & Distributors Total			127,300
INDUSTRIALS TOTAL			998,258
INFORMATION TECHNOLOGY – 2.9%
Electronic Equipment & Instruments – 1.1%
	FUJIFILM Holdings Corp.	1,400	51,527
	TDK Corp.	1,000	68,583
Electronic Equipment & Instruments Total			120,110
IT Services – 0.5%
	Computershare Ltd.	6,232	56,825
IT Services Total			56,825
Office Electronics – 0.8%
	Canon, Inc.	1,500	80,962
Office Electronics Total			80,962
Semiconductors & Semiconductor Equipment – 0.5%
	Macronix International	122,000	58,187
Semiconductors & Semiconductor Equipment Total			58,187
INFORMATION TECHNOLOGY TOTAL			316,084
MATERIALS – 5.8%
Chemicals – 2.0%
	BASF SE	719	107,798
	Linde AG	718	107,894
Chemicals Total			215,692
Construction Materials – 0.8%
	Ciments Francais SA	430	82,932
Construction Materials Total			82,932
Metals & Mining – 3.0%
	Aluminum Corp. of China Ltd., Class H	24,000	41,641
	ArcelorMittal	1,337	132,748
	Norsk Hydro ASA	4,000	63,484
	Salzgitter AG	470	92,351
Metals & Mining Total			330,224
MATERIALS TOTAL			628,848

5

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 2.2%
	Belgacom SA	2,499	117,684
	France Telecom SA	3,514	106,632
	Nippon Telegraph & Telephone Corp.	2	9,714
Diversified Telecommunication Services Total			234,030
Wireless Telecommunication Services – 3.2%
	China Mobile Ltd.	4,000	58,791
	NTT DoCoMo, Inc.	88	140,239
	Vodafone Group PLC	45,391	145,887
Wireless Telecommunication Services Total			344,917
TELECOMMUNICATION SERVICES TOTAL			578,947
UTILITIES – 5.7%
Electric Utilities – 2.1%
	E.ON AG	535	113,829
	Enel SpA	9,574	107,614
Electric Utilities Total			221,443
Independent Power Producers & Energy Traders – 1.1%
	Drax Group PLC	5,650	75,771
	Electricity Generating PLC	13,000	35,005
	Electricity Generating PLC, NVDR	3,700	9,963
Independent Power Producers & Energy Traders Total			120,739
Multi-Utilities – 2.0%
	Centrica PLC	16,593	96,553
	United Utilities PLC	8,343	123,702
Multi-Utilities Total			220,255
Water Utilities – 0.5%
	Cia de Saneamento Basico do Estado de Sao Paulo (a)	1,800	50,852
Water Utilities Total			50,852
UTILITIES TOTAL			613,289

	Total Common Stocks (cost of $10,114,434)		10,531,594

6

		Shares	Value ($)
PREFERRED STOCK – 0.6%
	Brasil Telecom Participacoes SA	3,800	62,730
PREFERRED STOCK TOTAL			62,730

	Total Preferred Stock (cost of $50,749)		62,730
Short-Term Obligation – 1.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/30/08, due 06/02/08 at 1.800%, collateralized by a U.S. Government Agency Obligation maturing 08/15/13, market value $184,500 (repurchase proceeds $180,027)	180,000	180,000

	Total Short-Term Obligation (cost of $180,000)		180,000

	Total Investments – 100.0% (cost of $10,345,183)(b)(c)		10,774,324

	Other Assets & Liabilities, Net – (0.0)%		(3,748)

	Net Assets – 100.0%		10,770,576

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

7

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$426,882	$—
Level 2 – Other Significant Observable Inputs	10,347,442	11,938
Level 3 – Significant Unobservable Inputs	—	—
Total	$10,774,324	$11,938

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $10,345,183.

(c)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$767,520	$(338,379)	$429,141

At May 31, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

				Unrealized
Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Appreciation (Depreciation)
AUD	$462,536	$452,214	06/17/08	$10,322
AUD	21,935	21,492	06/17/08	443
AUD	32,425	32,562	06/17/08	(137)
EUR	587,608	601,776	06/17/08	(14,168)
EUR	32,645	32,291	06/17/08	354
EUR	43,527	43,377	06/17/08	150
EUR	43,527	44,050	06/17/08	(523)
GBP	55,394	54,338	06/17/08	1,056
GBP	55,394	55,461	06/17/08	(67)
JPY	270,304	280,967	06/17/08	(10,663)
SEK	49,283	50,151	06/17/08	(868)
				$(14,101)

8

				Unrealized
Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Appreciation (Depreciation)
CAD	$131,812	$130,647	06/17/08	$(1,165)
CHF	384,803	401,438	06/17/08	16,635
GBP	21,762	21,751	06/17/08	(11)
JPY	32,320	32,574	06/17/08	254
JPY	21,363	21,513	06/17/08	150
JPY	42,736	43,449	06/17/08	713
JPY	21,031	21,176	06/17/08	145
MYR	38,878	40,051	06/17/08	1,173
MYR	21,599	21,400	06/17/08	(199)
NOK	195,431	200,474	06/17/08	5,043
SGD	79,378	80,125	06/17/08	747
THB	42,823	43,546	06/17/08	723
TWD	108,551	110,382	06/17/08	1,831
				$26,039

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar

9

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Small Cap Growth Fund II

		Shares	Value ($)*
Common Stocks – 99.2%
CONSUMER DISCRETIONARY – 14.5%
Distributors – 0.7%
	LKQ Corp. (a)	164,410	3,643,326
Distributors Total			3,643,326
Diversified Consumer Services – 2.4%
	Capella Education Co. (a)	76,357	4,956,333
	Strayer Education, Inc.	35,868	7,170,013
Diversified Consumer Services Total			12,126,346
Hotels, Restaurants & Leisure – 3.7%
	Buffalo Wild Wings, Inc. (a)	121,380	3,999,471
	Panera Bread Co., Class A (a)	98,960	5,139,982
	Red Robin Gourmet Burgers, Inc. (a)	153,390	5,155,438
	WMS Industries, Inc. (a)	129,980	4,814,459
Hotels, Restaurants & Leisure Total			19,109,350
Household Durables – 0.6%
	Tempur-Pedic International, Inc.	276,155	2,965,905
Household Durables Total			2,965,905
Internet & Catalog Retail – 1.0%
	NetFlix, Inc. (a)	98,710	2,996,835
	Priceline.com, Inc. (a)	15,875	2,135,664
Internet & Catalog Retail Total			5,132,499
Media – 1.3%
	Marvel Entertainment, Inc. (a)	201,510	6,857,385
Media Total			6,857,385
Specialty Retail – 1.8%
	Citi Trends, Inc. (a)	137,230	3,046,506
	J Crew Group, Inc. (a)	62,220	2,318,940
	Men’s Wearhouse, Inc.	86,070	1,784,231
	Pacific Sunwear of California, Inc. (a)	240,540	2,285,130
Specialty Retail Total			9,434,807
Textiles, Apparel & Luxury Goods – 3.1%
	Fossil, Inc. (a)	192,510	6,104,492
	Phillips-Van Heusen Corp.	130,820	5,943,153
	Warnaco Group, Inc. (a)	78,081	3,762,723
Textiles, Apparel & Luxury Goods Total			15,810,368
CONSUMER DISCRETIONARY TOTAL			75,079,986

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – 2.4%
Beverages – 0.7%
	Central European Distribution Corp. (a)	53,750	3,835,600
Beverages Total			3,835,600
Food & Staples Retailing – 0.8%
	Longs Drug Stores Corp.	90,540	4,293,407
Food & Staples Retailing Total			4,293,407
Personal Products – 0.8%
	Chattem, Inc. (a)	67,039	4,170,496
Personal Products Total			4,170,496
CONSUMER STAPLES TOTAL			12,299,503
ENERGY – 11.1%
Energy Equipment & Services – 4.7%
	Atwood Oceanics, Inc. (a)	21,477	2,188,721
	Dril-Quip, Inc. (a)	106,551	6,216,185
	IHS, Inc., Class A (a)	96,584	5,752,543
	Pioneer Drilling Co. (a)	226,070	4,026,307
	W-H Energy Services, Inc. (a)	71,440	6,110,263
Energy Equipment & Services Total			24,294,019
Oil, Gas & Consumable Fuels – 6.4%
	Alpha Natural Resources, Inc. (a)	99,860	8,156,565
	Arena Resources, Inc. (a)	46,480	2,327,254
	Atlas America, Inc.	57,230	3,927,695
	Berry Petroleum Co., Class A	77,560	4,188,240
	Bill Barrett Corp. (a)	26,670	1,435,646
	Carrizo Oil & Gas, Inc. (a)	27,770	1,859,479
	Comstock Resources, Inc. (a)	113,940	6,534,459
	Concho Resources, Inc. (a)	137,330	4,380,827
Oil, Gas & Consumable Fuels Total			32,810,165
ENERGY TOTAL			57,104,184
FINANCIALS – 7.8%
Capital Markets – 1.3%
	Waddell & Reed Financial, Inc., Class A	190,760	6,745,274
Capital Markets Total			6,745,274

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 0.6%
	First Midwest Bancorp, Inc.	116,830	3,049,263
Commercial Banks Total			3,049,263
Diversified Financial Services – 0.7%
	Portfolio Recovery Associates, Inc. (a)	87,781	3,606,921
Diversified Financial Services Total			3,606,921
Insurance – 0.8%
	ProAssurance Corp. (a)	78,802	4,037,026
Insurance Total			4,037,026
Real Estate Investment Trusts (REITs) – 4.4%
	BioMed Realty Trust, Inc.	147,210	3,868,679
	Digital Realty Trust, Inc.	162,890	6,890,247
	Home Properties, Inc.	96,792	4,955,750
	National Retail Properties, Inc.	42,440	963,812
	Nationwide Health Properties, Inc.	179,480	6,125,653
Real Estate Investment Trusts (REITs) Total			22,804,141
FINANCIALS TOTAL			40,242,625
HEALTH CARE – 18.6%
Biotechnology – 6.5%
	Alexion Pharmaceuticals, Inc. (a)	15,030	1,072,390
	Array Biopharma, Inc. (a)	283,539	1,763,613
	BioMarin Pharmaceuticals, Inc. (a)	160,636	6,131,476
	Cepheid, Inc. (a)	176,369	4,642,032
	Omrix Biopharmaceuticals, Inc. (a)	160,451	2,918,604
	Onyx Pharmaceuticals, Inc. (a)	140,223	4,955,481
	Regeneron Pharmaceuticals, Inc. (a)	225,844	4,494,296
	Seattle Genetics, Inc. (a)	248,161	2,320,305
	United Therapeutics Corp. (a)	54,237	5,180,176
Biotechnology Total			33,478,373
Health Care Equipment & Supplies – 6.2%
	ArthroCare Corp. (a)	122,242	5,392,095
	China Medical Technologies, Inc., ADR	33,330	1,314,202
	Haemonetics Corp. (a)	28,530	1,607,951
	Hologic, Inc. (a)	254,428	6,113,905
	Immucor, Inc. (a)	109,009	2,924,711
	Meridian Bioscience, Inc.	38,120	1,118,060
	NuVasive, Inc. (a)	41,450	1,754,578
	RTI Biologics, Inc. (a)	352,150	3,503,892
	Wright Medical Group, Inc. (a)	279,037	8,284,609
Health Care Equipment & Supplies Total			32,014,003

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 2.2%
	Alliance Imaging, Inc. (a)	425,583	3,587,665
	MWI Veterinary Supply, Inc. (a)	54,611	2,092,693
	Psychiatric Solutions, Inc. (a)	161,243	5,880,532
Health Care Providers & Services Total			11,560,890
Life Sciences Tools & Services – 2.6%
	Dionex Corp. (a)	25,160	1,834,667
	Illumina, Inc. (a)	98,601	7,738,206
	PAREXEL International Corp. (a)	163,950	4,031,531
Life Sciences Tools & Services Total			13,604,404
Pharmaceuticals – 1.1%
	Eurand NV (a)	226,900	3,410,307
	Medicis Pharmaceutical Corp., Class A	90,571	2,153,778
Pharmaceuticals Total			5,564,085
HEALTH CARE TOTAL			96,221,755
INDUSTRIALS – 14.9%
Aerospace & Defense – 2.1%
	Axsys Technologies, Inc. (a)	18,070	1,069,021
	BE Aerospace, Inc. (a)	80,030	2,797,049
	Curtiss-Wright Corp.	50,840	2,618,768
	Teledyne Technologies, Inc. (a)	81,500	4,537,920
Aerospace & Defense Total			11,022,758
Air Freight & Logistics – 1.1%
	HUB Group, Inc., Class A (a)	157,861	5,695,625
Air Freight & Logistics Total			5,695,625
Airlines – 0.2%
	Allegiant Travel Co. (a)	53,513	1,118,422
Airlines Total			1,118,422
Commercial Services & Supplies – 3.2%
	FTI Consulting, Inc. (a)	85,160	5,114,709
	Geo Group, Inc. (a)	146,600	3,370,334
	Huron Consulting Group, Inc. (a)	55,920	2,996,753
	Mobile Mini, Inc. (a)	140,070	3,385,492
	Waste Connections, Inc. (a)	49,850	1,636,575
Commercial Services & Supplies Total			16,503,863
Construction & Engineering – 1.5%
	EMCOR Group, Inc. (a)	203,680	5,978,008
	Granite Construction, Inc.	44,360	1,622,245
Construction & Engineering Total			7,600,253

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.9%
	II-VI, Inc. (a)	123,830	4,842,991
	Polypore International, Inc. (a)	85,630	2,029,431
	Woodward Governor Co.	76,080	3,063,742
Electrical Equipment Total			9,936,164
Industrial Conglomerates – 1.0%
	Walter Industries, Inc.	52,250	4,871,790
Industrial Conglomerates Total			4,871,790
Machinery – 3.3%
	Actuant Corp., Class A	105,984	3,869,476
	Bucyrus International, Inc., Class A	52,300	3,701,794
	Dynamic Materials Corp.	12,050	522,729
	Tennant Co.	80,140	2,818,524
	Wabtec Corp.	134,221	6,250,672
Machinery Total			17,163,195
Marine – 0.6%
	Genco Shipping & Trading Ltd.	44,297	3,111,421
Marine Total			3,111,421
INDUSTRIALS TOTAL			77,023,491
INFORMATION TECHNOLOGY – 24.5%
Communications Equipment – 2.7%
	Arris Group, Inc. (a)	124,700	1,167,192
	Digi International, Inc. (a)	182,313	1,644,463
	Ixia (a)	219,469	1,775,504
	Polycom, Inc. (a)	301,920	7,523,847
	Riverbed Technology, Inc. (a)	91,240	1,637,758
Communications Equipment Total			13,748,764
Electronic Equipment & Instruments – 2.9%
	Anixter International, Inc. (a)	15,810	1,027,808
	Daktronics, Inc.	199,530	4,028,511
	FLIR Systems, Inc. (a)	114,526	4,514,615
	Itron, Inc. (a)	52,878	5,159,835
Electronic Equipment & Instruments Total			14,730,769
Internet Software & Services – 3.7%
	Equinix, Inc. (a)	47,112	4,498,725
	Sohu.com, Inc. (a)	47,800	4,183,456
	ValueClick, Inc. (a)	176,420	3,547,806
	VistaPrint Ltd. (a)	93,810	2,938,129
	Websense, Inc. (a)	217,630	3,828,112
Internet Software & Services Total			18,996,228

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 2.2%
	CACI International, Inc., Class A (a)	83,940	4,278,422
	TeleTech Holdings, Inc. (a)	278,170	7,187,913
IT Services Total			11,466,335
Semiconductors & Semiconductor Equipment – 5.7%
	Atheros Communications, Inc. (a)	290,704	9,715,328
	Monolithic Power Systems, Inc. (a)	177,450	4,299,613
	Netlogic Microsystems, Inc. (a)	140,323	5,298,596
	ON Semiconductor Corp. (a)	351,940	3,480,687
	Power Integrations, Inc. (a)	200,612	6,545,970
Semiconductors & Semiconductor Equipment Total			29,340,194
Software – 7.3%
	Advent Software, Inc. (a)	103,693	4,455,688
	Ansoft Corp. (a)	141,104	5,147,474
	ANSYS, Inc. (a)	99,651	4,713,492
	Blackboard, Inc. (a)	104,859	3,972,059
	BluePhoenix Solutions Ltd. (a)	313,220	3,367,115
	Concur Technologies, Inc. (a)	56,450	2,070,021
	Micros Systems, Inc. (a)	111,710	3,683,079
	Nuance Communications, Inc. (a)	105,612	2,082,669
	Progress Software Corp. (a)	95,043	2,959,639
	The9 Ltd., ADR (a)	130,880	3,388,483
	Tyler Technologies, Inc. (a)	132,220	2,083,787
Software Total			37,923,506
INFORMATION TECHNOLOGY TOTAL			126,205,796
MATERIALS – 3.7%
Chemicals – 1.4%
	Koppers Holdings, Inc.	90,096	3,890,345
	Terra Industries, Inc.	81,980	3,576,788
Chemicals Total			7,467,133
Containers & Packaging – 1.1%
	Greif, Inc., Class A	84,620	5,672,925
Containers & Packaging Total			5,672,925
Metals & Mining – 1.2%
	Hecla Mining Co. (a)	192,980	1,740,680
	Kaiser Aluminum Corp.	42,310	2,714,186
	RTI International Metals, Inc. (a)	40,580	1,748,186
Metals & Mining Total			6,203,052
MATERIALS TOTAL			19,343,110

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.5%
	Time Warner Telecom, Inc., Class A (a)	118,980	2,224,926
Diversified Telecommunication Services Total			2,224,926
Wireless Telecommunication Services – 0.6%
	Syniverse Holdings, Inc. (a)	149,660	3,226,670
Wireless Telecommunication Services Total			3,226,670
TELECOMMUNICATION SERVICES TOTAL			5,451,596
UTILITIES – 0.6%
Electric Utilities – 0.6%
	ITC Holdings Corp.	56,050	3,058,649
Electric Utilities Total			3,058,649
UTILITIES TOTAL			3,058,649

	Total Common Stocks (cost of $449,691,846)		512,030,695

		Par ($)
Short-Term Obligation – 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value $4,778,188 (repurchase proceeds $4,682,800)	4,682,000	4,682,000

	Total Short-Term Obligation (cost of $4,682,000)		4,682,000

	Total Investments – 100.1% (cost of $454,373,846)(b)(c)		516,712,695

	Other Assets & Liabilities, Net – (0.1)%		(535,378)

	Net Assets – 100.0%		516,177,317

7

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$512,030,695	$—
Level 2 – Other Significant Observable Inputs	4,682,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$516,712,695	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $454,373,846.

(c)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$84,572,352	$(22,233,503)	$62,338,849

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Small Cap Index Fund

		Shares	Value ($)*
Common Stocks – 98.6%
CONSUMER DISCRETIONARY – 12.3%
Auto Components – 0.3%
	Aftermarket Technology Corp. (a)	60,700	1,359,073
	Drew Industries, Inc. (a)(b)	49,900	1,096,802
	Spartan Motors, Inc. (b)	89,400	807,282
	Standard Motor Products, Inc.	32,800	278,800
	Superior Industries International, Inc. (b)	63,500	1,305,560
Auto Components Total			4,847,517
Automobiles – 0.2%
	Fleetwood Enterprises, Inc. (a)(b)	176,100	732,576
	Monaco Coach Corp. (b)	82,100	376,018
	Winnebago Industries, Inc. (b)	79,400	1,184,648
Automobiles Total			2,293,242
Distributors – 0.5%
	Audiovox Corp., Class A (a)(b)	50,100	534,066
	Building Materials Holding Corp. (b)	80,500	215,740
	LKQ Corp. (a)	313,200	6,940,512
Distributors Total			7,690,318
Diversified Consumer Services – 0.6%
	Coinstar, Inc. (a)(b)	76,000	2,895,600
	CPI Corp. (b)	14,600	330,690
	Hillenbrand, Inc. (a)	170,500	3,776,575
	Pre-Paid Legal Services, Inc. (a)(b)	23,200	974,168
	Universal Technical Institute, Inc. (a)(b)	57,400	741,608
Diversified Consumer Services Total			8,718,641
Hotels, Restaurants & Leisure – 2.8%
	Buffalo Wild Wings, Inc. (a)(b)	42,100	1,387,195
	California Pizza Kitchen, Inc. (a)(b)	70,200	976,482
	CEC Entertainment, Inc. (a)	72,950	2,636,413
	CKE Restaurants, Inc. (b)	149,800	1,773,632
	IHOP Corp. (b)	41,200	1,931,868
	Jack in the Box, Inc. (a)	163,200	4,009,824
	Landry’s Restaurants, Inc. (b)	34,100	559,581
	Marcus Corp. (b)	58,200	1,002,786
	Monarch Casino & Resort, Inc. (a)	35,900	497,215
	Multimedia Games, Inc. (a)(b)	63,300	344,352
	O’Charleys, Inc.	60,700	673,770
	P.F. Chang’s China Bistro, Inc. (a)(b)	66,200	1,759,596
	Panera Bread Co., Class A (a)(b)	82,500	4,285,050

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
	Papa John’s International, Inc. (a)	56,900	1,674,567
	Peet’s Coffee & Tea, Inc. (a)(b)	34,400	803,584
	Pinnacle Entertainment, Inc. (a)(b)	164,200	2,277,454
	Red Robin Gourmet Burgers, Inc. (a)(b)	46,100	1,549,421
	Ruth’s Chris Steak House (a)(b)	54,500	384,770
	Shuffle Master, Inc. (a)(b)	96,450	601,848
	Sonic Corp. (a)(b)	166,600	3,195,388
	Steak n Shake Co. (a)(b)	78,100	528,737
	Texas Roadhouse, Inc., Class A (a)(b)	147,800	1,630,234
	Triarc Companies, Inc., Class B (b)	172,864	1,215,234
	WMS Industries, Inc. (a)(b)	113,750	4,213,300
Hotels, Restaurants & Leisure Total			39,912,301
Household Durables – 0.8%
	Bassett Furniture Industries, Inc. (b)	32,300	387,277
	Champion Enterprises, Inc. (a)(b)	212,500	1,774,375
	Ethan Allen Interiors, Inc. (b)	79,500	2,229,180
	La-Z-Boy, Inc. (b)	140,900	894,715
	Libbey, Inc.	39,900	460,047
	M/I Homes, Inc. (b)	33,800	580,346
	Meritage Corp. (a)(b)	83,000	1,435,900
	National Presto Industries, Inc. (b)	12,900	860,301
	Russ Berrie & Co., Inc. (a)(b)	45,800	553,722
	Skyline Corp. (b)	18,600	496,992
	Standard Pacific Corp. (b)	177,900	558,606
	Universal Electronics, Inc. (a)(b)	39,900	1,014,258
Household Durables Total			11,245,719
Internet & Catalog Retail – 0.4%
	Blue Nile, Inc. (a)(b)	43,200	2,302,992
	NutriSystem, Inc. (b)	92,100	1,889,892
	PetMed Express, Inc. (a)(b)	66,600	929,070
	Stamps.com, Inc. (a)	44,500	649,700
Internet & Catalog Retail Total			5,771,654
Leisure Equipment & Products – 0.8%
	Arctic Cat, Inc. (b)	32,900	260,239
	JAKKS Pacific, Inc. (a)(b)	78,400	1,850,240
	Nautilus Group, Inc. (b)	86,500	582,145
	Polaris Industries, Inc.	92,100	4,395,012

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
	Pool Corp. (b)	130,750	2,694,758
	RC2 Corp. (a)	49,200	950,052
	Sturm Ruger & Co., Inc. (a)(b)	57,000	435,480
Leisure Equipment & Products Total			11,167,926
Media – 0.5%
	4Kids Entertainment, Inc. (a)(b)	36,200	287,066
	AH Belo Corp., Class A (b)	48,200	457,900
	Arbitron, Inc. (b)	77,600	3,869,136
	Live Nation, Inc. (a)(b)	205,300	3,110,295
	Radio One, Inc., Class D (a)	222,300	260,091
Media Total			7,984,488
Multiline Retail – 0.1%
	Fred’s, Inc., Class A (b)	110,450	1,386,148
	Tuesday Morning Corp. (a)(b)	82,500	427,350
Multiline Retail Total			1,813,498
Specialty Retail – 3.2%
	Aaron Rents, Inc.	146,850	3,287,971
	Big 5 Sporting Goods Corp. (b)	60,100	540,299
	Brown Shoe Co., Inc. (b)	121,175	2,046,646
	Cabela’s, Inc. (a)(b)	108,300	1,499,955
	Cato Corp., Class A	80,500	1,263,850
	Charlotte Russe Holding, Inc. (a)	57,200	1,073,072
	Children’s Place Retail Stores, Inc. (a)	64,500	2,220,090
	Christopher & Banks Corp. (b)	97,500	1,096,875
	Dress Barn, Inc. (a)	123,800	1,915,186
	Finish Line, Inc., Class A (a)(b)	132,300	1,049,139
	Genesco, Inc. (a)(b)	62,500	1,793,125
	Group 1 Automotive, Inc. (b)	63,300	1,648,332
	Gymboree Corp. (a)	78,500	3,621,990
	Haverty Furniture Companies, Inc. (b)	59,800	629,096
	Hibbett Sports, Inc. (a)(b)	77,800	1,635,356
	HOT Topic, Inc. (a)	119,400	626,850
	Jo-Ann Stores, Inc. (a)(b)	68,350	1,538,558
	Jos. A. Bank Clothiers, Inc. (a)(b)	49,775	1,353,880
	Lithia Motors, Inc., Class A (b)	43,800	299,154
	MarineMax, Inc. (a)(b)	50,300	492,437
	Men’s Wearhouse, Inc. (b)	143,400	2,972,682
	Midas, Inc. (a)(b)	39,200	627,984
	Pep Boys-Manny, Moe & Jack, Inc. (b)	113,800	1,021,924
	Select Comfort Corp. (a)(b)	122,250	360,638

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Sonic Automotive, Inc., Class A (b)	80,600	1,503,190
	Stage Stores, Inc.	104,675	1,414,159
	Stein Mart, Inc. (b)	70,800	408,516
	Tractor Supply Co. (a)(b)	89,500	3,058,215
	Tween Brands, Inc. (a)(b)	67,700	1,344,522
	Zale Corp. (a)(b)	117,100	2,550,438
	Zumiez, Inc. (a)(b)	49,300	1,033,328
Specialty Retail Total			45,927,457
Textiles, Apparel & Luxury Goods – 2.1%
	CROCS, Inc. (a)(b)	225,900	2,306,439
	Deckers Outdoor Corp. (a)(b)	35,600	4,867,232
	Fossil, Inc. (a)(b)	126,350	4,006,558
	Iconix Brand Group, Inc. (a)(b)	157,200	2,279,400
	K-Swiss, Inc., Class A (b)	73,300	1,174,266
	Maidenform Brands, Inc. (a)(b)	51,700	777,568
	Movado Group, Inc.	52,900	1,174,380
	Oxford Industries, Inc. (b)	38,300	1,047,122
	Perry Ellis International, Inc. (a)(b)	31,100	847,786
	Quiksilver, Inc. (a)	342,100	2,921,534
	Skechers U.S.A., Inc., Class A (a)	89,200	2,145,260
	Unifirst Corp.	39,100	1,876,800
	Volcom, Inc. (a)(b)	40,000	1,013,200
	Wolverine World Wide, Inc.	137,900	3,959,109
Textiles, Apparel & Luxury Goods Total			30,396,654
CONSUMER DISCRETIONARY TOTAL			177,769,415
CONSUMER STAPLES – 3.6%
Beverages – 0.1%
	Boston Beer Co., Inc. Class A (a)(b)	28,000	1,113,840
Beverages Total			1,113,840
Food & Staples Retailing – 1.1%
	Andersons, Inc.	49,600	2,101,056
	Casey’s General Stores, Inc.	138,900	3,040,521
	Great Atlantic & Pacific Tea Co., Inc. (a)(b)	62,900	1,568,097
	Longs Drug Stores Corp.	86,800	4,116,056
	Nash Finch Co. (b)	36,000	1,376,640
	Spartan Stores, Inc.	60,000	1,438,800
	United Natural Foods, Inc. (a)(b)	118,100	2,511,987
	Food & Staples Retailing Total		16,153,157

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.8%
	Darling International, Inc. (a)	222,500	3,584,475
	Flowers Foods, Inc.	214,400	6,031,072
	Green Mountain Coffee Roasters, Inc. (a)(b)	47,000	2,028,520
	Hain Celestial Group, Inc. (a)(b)	109,800	3,158,946
	J & J Snack Foods Corp.	38,500	1,118,425
	Lance, Inc. (b)	85,500	1,787,805
	Ralcorp Holdings, Inc. (a)	71,100	4,266,000
	Sanderson Farms, Inc. (b)	42,100	2,102,053
	TreeHouse Foods, Inc. (a)(b)	85,500	2,234,115
Food Products Total			26,311,411
Household Products – 0.2%
	Central Garden & Pet Co. (a)(b)	196,700	1,467,382
	Spectrum Brands, Inc. (a)(b)	111,400	463,424
	WD-40 Co. (b)	46,400	1,607,296
Household Products Total			3,538,102
Personal Products – 0.3%
	Chattem, Inc. (a)(b)	52,500	3,266,025
	Mannatech, Inc. (b)	42,800	270,496
	USANA Health Sciences, Inc. (a)(b)	23,000	585,350
Personal Products Total			4,121,871
Tobacco – 0.1%
	Alliance One International, Inc. (a)(b)	243,800	1,465,238
Tobacco Total			1,465,238
CONSUMER STAPLES TOTAL			52,703,619
ENERGY – 11.0%
Energy Equipment & Services – 6.0%
	Atwood Oceanics, Inc. (a)	75,600	7,704,396
	Basic Energy Services, Inc. (a)(b)	61,700	1,775,109
	Bristow Group, Inc. (a)(b)	65,500	3,423,685
	CARBO Ceramics, Inc. (b)	55,950	2,668,255
	Dril-Quip, Inc. (a)	74,900	4,369,666
	Gulf Island Fabrication, Inc.	30,000	1,241,400
	Helix Energy Solutions Group, Inc. (a)	251,200	9,703,856
	Hornbeck Offshore Services, Inc. (a)(b)	63,300	3,335,910
	ION Geophysical Corp. (a)	226,600	3,713,974
	Lufkin Industries, Inc.	40,100	3,199,178
	Matrix Service Co. (a)	73,100	1,762,441

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	NATCO Group, Inc., Class A (a)	54,800	2,590,396
	Oceaneering International, Inc. (a)	150,900	10,768,224
	Pioneer Drilling Co. (a)(b)	136,300	2,427,503
	SEACOR Holdings, Inc. (a)(b)	61,900	5,507,862
	Superior Well Services, Inc. (a)(b)	43,100	1,066,294
	Tetra Technologies, Inc. (a)	203,950	4,389,004
	Unit Corp. (a)	129,200	9,908,348
	W-H Energy Services, Inc. (a)	84,500	7,227,285
Energy Equipment & Services Total			86,782,786
Oil, Gas & Consumable Fuels – 5.0%
	Cabot Oil & Gas Corp.	267,900	16,140,975
	Massey Energy Co.	220,500	14,248,710
	Patriot Coal Corp. (a)	72,800	7,871,864
	Penn Virginia Corp.	114,100	7,190,582
	Petroleum Development Corp. (a)	40,800	2,819,280
	Petroquest Energy, Inc. (a)(b)	118,600	2,626,990
	St. Mary Land & Exploration Co.	172,700	8,800,792
	Stone Energy Corp. (a)	77,500	5,237,450
	Swift Energy Co. (a)	82,900	4,778,356
	World Fuel Services Corp.	78,300	1,886,247
Oil, Gas & Consumable Fuels Total			71,601,246
ENERGY TOTAL			158,384,032
FINANCIALS – 15.8%
Capital Markets – 0.9%
	Investment Technology Group, Inc. (a)	119,600	5,035,160
	LaBranche & Co., Inc. (a)	148,300	993,610
	optionsXpress Holdings, Inc. (b)	120,900	2,761,356
	Piper Jaffray Companies, Inc. (a)	42,900	1,630,200
	SWS Group, Inc. (b)	60,850	1,124,508
	TradeStation Group, Inc. (a)(b)	78,600	827,658
Capital Markets Total			12,372,492
Commercial Banks – 5.0%
	Boston Private Financial Holdings, Inc.	102,500	864,075
	Cascade Bancorp (b)	76,700	672,659
	Central Pacific Financial Corp. (b)	78,800	1,175,696
	Columbia Banking System, Inc.	49,300	1,317,789
	Community Bank System, Inc. (b)	81,200	1,959,356
	East West Bancorp, Inc. (b)	173,000	2,290,520
	First Bancorp Puerto Rico	207,800	2,090,468

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	First Commonwealth Financial Corp. (b)	174,400	1,956,768
	First Financial Bancorp (b)	83,900	955,621
	First Midwest Bancorp, Inc. (b)	133,000	3,471,300
	Frontier Financial Corp. (b)	113,300	1,665,510
	Glacier Bancorp, Inc. (b)	147,607	3,061,369
	Hancock Holding Co. (b)	66,200	2,945,238
	Hanmi Financial Corp. (b)	105,600	675,840
	Independent Bank Corp. (b)	54,620	328,266
	Irwin Financial Corp. (b)	51,500	211,665
	Nara Bancorp, Inc. (b)	59,700	759,384
	National Penn Bancshares, Inc. (b)	217,900	3,730,448
	Old National Bancorp/IN (b)	181,900	3,179,612
	PrivateBancorp, Inc. (b)	67,600	2,560,688
	Prosperity Bancshares, Inc.	105,300	3,363,282
	Provident Bankshares Corp. (b)	86,600	827,896
	Signature Bank (a)(b)	81,400	2,323,156
	South Financial Group, Inc. (b)	198,900	1,095,939
	Sterling Bancorp NY (b)	48,800	715,896
	Sterling Bancshares, Inc.	200,650	2,050,643
	Sterling Financial Corp. (b)	141,525	1,256,742
	Susquehanna Bancshares, Inc. (b)	235,500	4,533,375
	UCBH Holdings, Inc. (b)	302,400	1,475,712
	UMB Financial Corp. (b)	98,500	5,138,745
	Umpqua Holdings Corp. (b)	164,500	2,293,130
	United Bankshares, Inc. (b)	105,500	2,995,145
	United Community Banks, Inc. (b)	112,200	1,173,612
	Whitney Holding Corp. (b)	177,400	4,030,528
	Wilshire Bancorp, Inc.	48,100	429,533
	Wintrust Financial Corp. (b)	64,500	2,011,110
Commercial Banks Total			71,586,716
Consumer Finance – 0.4%
	Cash America International, Inc.	80,000	2,860,800
	First Cash Financial Services, Inc. (a)(b)	74,900	1,152,711
	Rewards Network, Inc. (a)(b)	73,600	368,000
	World Acceptance Corp. (a)(b)	46,400	2,051,808
Consumer Finance Total			6,433,319
Diversified Financial Services – 0.2%
	Financial Federal Corp. (b)	69,800	1,695,442
	Portfolio Recovery Associates, Inc. (a)(b)	41,500	1,705,235
Diversified Financial Services Total			3,400,677

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 2.9%
	Delphi Financial Group, Inc., Class A	117,650	3,398,909
	Hilb Rogal & Hobbs Co.	100,700	3,117,672
	Infinity Property & Casualty Corp.	44,400	1,790,208
	LandAmerica Financial Group, Inc. (b)	42,100	1,253,738
	National Financial Partners Corp. (b)	108,400	2,647,128
	Navigators Group, Inc. (a)	36,500	1,842,885
	Philadelphia Consolidated Holdings Corp. (a)	160,000	5,960,000
	Presidential Life Corp.	59,100	1,041,342
	ProAssurance Corp. (a)	88,200	4,518,486
	RLI Corp. (b)	49,700	2,541,658
	Safety Insurance Group, Inc.	44,300	1,712,638
	SCPIE Holdings, Inc. (a)(b)	21,500	593,400
	Selective Insurance Group, Inc.	147,600	3,229,488
	Stewart Information Services Corp. (b)	49,400	1,168,310
	Tower Group, Inc.	55,300	1,441,671
	United Fire & Casualty Co.	59,400	2,143,746
	Zenith National Insurance Corp.	101,700	4,103,595
Insurance Total			42,504,874
Real Estate Investment Trusts (REITs) – 5.5%
	Acadia Realty Trust (b)	88,200	2,182,068
	BioMed Realty Trust, Inc.	195,300	5,132,484
	Colonial Properties Trust	129,600	3,116,880
	DiamondRock Hospitality Co.	259,700	3,560,487
	EastGroup Properties, Inc.	65,200	3,098,956
	Entertainment Properties Trust (b)	82,700	4,552,635
	Essex Property Trust, Inc. (b)	69,900	8,350,953
	Extra Space Storage, Inc. (b)	217,600	3,623,040
	Home Properties, Inc.	89,400	4,577,280
	Inland Real Estate Corp. (b)	160,500	2,519,850
	Kilroy Realty Corp.	90,100	4,912,252
	Kite Realty Group Trust	79,400	1,103,660
	Lexington Realty Trust	168,000	2,619,120
	LTC Properties, Inc.	55,600	1,545,680
	Medical Properties Trust, Inc. (b)	177,300	2,164,833

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Mid-America Apartment Communities, Inc.	70,600	3,952,188
	National Retail Properties, Inc.	198,700	4,512,477
	Parkway Properties, Inc. (b)	41,700	1,585,434
	Pennsylvania Real Estate Investment Trust (b)	107,700	2,891,745
	PS Business Parks, Inc.	41,900	2,409,250
	Senior Housing Properties Trust	260,000	5,774,600
	Sovran Self Storage, Inc.	59,600	2,633,724
	Tanger Factory Outlet Centers, Inc. (b)	85,900	3,284,816
Real Estate Investment Trusts (REITs) Total			80,104,412
Real Estate Management & Development – 0.2%
	Forestar Real Estate Group, Inc. (a)	97,500	2,437,500
Real Estate Management & Development Total			2,437,500
Thrifts & Mortgage Finance – 0.7%
	Anchor BanCorp Wisconsin, Inc. (b)	48,500	680,455
	Bank Mutual Corp.	133,200	1,477,188
	BankAtlantic Bancorp, Inc., Class A (b)	113,700	200,112
	BankUnited Financial Corp., Class A (b)	86,000	270,900
	Brookline Bancorp, Inc.	159,600	1,603,980
	Corus Bankshares, Inc. (b)	87,444	502,803
	Dime Community Bancshares	68,800	1,250,784
	Downey Financial Corp. (b)	53,400	358,848
	FirstFed Financial Corp. (a)(b)	37,500	552,750
	Flagstar BanCorp, Inc. (b)	100,700	478,325
	Guaranty Financial Group, Inc. (a)(b)	97,300	612,990
	TrustCo Bank Corp. NY (b)	206,900	1,812,444
Thrifts & Mortgage Finance Total			9,801,579
FINANCIALS TOTAL			228,641,569
HEALTH CARE – 11.6%
Biotechnology – 0.9%
	ArQule, Inc. (a)(b)	94,600	404,888
	Cubist Pharmaceuticals, Inc. (a)(b)	154,000	2,935,240
	Martek Biosciences Corp. (a)	90,000	3,398,400
	Regeneron Pharmaceuticals, Inc. (a)	171,000	3,402,900
	Savient Pharmaceuticals, Inc. (a)(b)	120,300	3,204,792
Biotechnology Total			13,346,220

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 4.5%
	Abaxis, Inc. (a)(b)	59,400	1,745,766
	American Medical Systems Holdings, Inc. (a)(b)	198,500	2,999,335
	Analogic Corp.	36,700	2,459,634
	ArthroCare Corp. (a)(b)	72,800	3,211,208
	BioLase Technology, Inc. (a)(b)	65,400	212,550
	CONMED Corp. (a)	78,400	2,092,496
	Cooper Companies, Inc. (b)	123,300	4,987,485
	CryoLife, Inc. (a)	68,100	788,598
	Cyberonics, Inc. (a)(b)	61,500	1,090,395
	Datascope Corp.	35,500	1,516,560
	Greatbatch, Inc. (a)(b)	61,900	1,160,625
	Haemonetics Corp. (a)	70,200	3,956,472
	ICU Medical, Inc. (a)	33,500	853,580
	IDEXX Laboratories, Inc. (a)	167,000	8,433,500
	Immucor, Inc. (a)	191,687	5,142,962
	Integra LifeSciences Holdings Corp. (a)(b)	50,600	2,126,212
	Invacare Corp. (b)	87,800	1,596,204
	Kensey Nash Corp. (a)(b)	32,700	960,726
	Mentor Corp. (b)	92,400	2,911,524
	Meridian Bioscience, Inc. (b)	109,800	3,220,434
	Merit Medical Systems, Inc. (a)	74,800	1,190,816
	Osteotech, Inc. (a)	48,600	297,432
	Palomar Medical Technologies, Inc. (a)(b)	50,200	555,212
	SurModics, Inc. (a)(b)	42,100	1,887,764
	Symmetry Medical, Inc. (a)	97,100	1,438,051
	Theragenics Corp. (a)	91,200	358,416
	Vital Signs, Inc.	21,800	1,238,022
	West Pharmaceutical Services, Inc.	88,000	4,173,840
	Zoll Medical Corp. (a)(b)	56,800	2,059,000
Health Care Equipment & Supplies Total			64,664,819
Health Care Providers & Services – 4.5%
	Air Methods Corp. (a)(b)	29,300	1,129,222
	Amedisys, Inc. (a)	72,499	3,683,674
	AMERIGROUP Corp. (a)	146,550	4,046,245
	AMN Healthcare Services, Inc. (a)	82,500	1,436,325
	AmSurg Corp. (a)	86,000	2,346,080
	Centene Corp. (a)	119,600	2,524,756
	Chemed Corp. (b)	66,200	2,397,764

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Cross Country Healthcare, Inc. (a)	87,400	1,352,078
	Gentiva Health Services, Inc. (a)	76,800	1,546,752
	HealthExtras, Inc. (a)	101,900	3,184,375
	Healthspring, Inc. (a)	137,100	2,547,318
	Healthways, Inc. (a)(b)	98,400	3,178,320
	HMS Holdings Corp. (a)	60,300	1,219,869
	inVentiv Health, Inc. (a)	88,800	2,903,760
	LCA-Vision, Inc. (b)	50,600	420,486
	LHC Group, Inc. (a)	39,500	855,965
	Magellan Health Services, Inc. (a)	110,600	4,451,650
	Medcath Corp. (a)(b)	34,200	742,140
	Molina Healthcare, Inc. (a)(b)	39,000	1,176,240
	Odyssey Healthcare, Inc. (a)	89,650	978,082
	Owens & Minor, Inc.	112,100	5,322,508
	Pediatrix Medical Group, Inc. (a)	132,900	7,154,007
	PharMerica Corp. (a)	83,200	1,703,104
	PSS World Medical, Inc. (a)(b)	177,200	3,228,584
	RehabCare Group, Inc. (a)	49,400	838,318
	Res-Care, Inc. (a)	69,600	1,327,272
	Sunrise Senior Living, Inc. (a)	122,700	3,249,096
Health Care Providers & Services Total			64,943,990
Health Care Technology – 0.3%
	Allscripts Healthcare Solutions, Inc. (a)(b)	155,900	1,937,837
	Omnicell, Inc. (a)(b)	94,500	1,254,960
	Phase Forward, Inc. (a)	115,900	2,009,706
Health Care Technology Total			5,202,503
Life Sciences Tools & Services – 0.8%
	Cambrex Corp. (a)	79,500	488,925
	Dionex Corp. (a)	50,900	3,711,628
	Enzo Biochem, Inc. (a)(b)	85,720	842,628
	Kendle International, Inc. (a)	35,200	1,330,208
	PAREXEL International Corp. (a)	154,200	3,791,778
	PharmaNet Development Group, Inc. (a)	52,100	879,448
Life Sciences Tools & Services Total			11,044,615
Pharmaceuticals – 0.6%
	Alpharma, Inc., Class A (a)(b)	121,000	3,047,990
	Noven Pharmaceuticals, Inc. (a)(b)	67,300	823,752
	Salix Pharmaceuticals Ltd. (a)(b)	130,400	1,001,472
	Sciele Pharma, Inc. (b)	99,400	2,177,854

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Viropharma, Inc. (a)(b)	191,600	1,837,444
Pharmaceuticals Total			8,888,512
HEALTH CARE TOTAL			168,090,659
INDUSTRIALS – 17.2%
Aerospace & Defense – 2.6%
	AAR Corp. (a)(b)	103,900	2,003,192
	Applied Signal Technology, Inc.	34,500	533,715
	Ceradyne, Inc. (a)(b)	74,900	3,230,437
	Cubic Corp.	42,500	1,074,400
	Curtiss-Wright Corp.	122,500	6,309,975
	Esterline Technologies Corp. (a)	80,600	4,991,558
	GenCorp, Inc. (a)(b)	154,800	1,287,936
	Moog, Inc., Class A (a)	116,675	5,290,045
	Orbital Sciences Corp. (a)	160,100	4,156,196
	Teledyne Technologies, Inc. (a)	96,800	5,389,824
	Triumph Group, Inc. (b)	45,800	2,848,302
Aerospace & Defense Total			37,115,580
Air Freight & Logistics – 0.5%
	Forward Air Corp. (b)	78,950	2,925,098
	HUB Group, Inc., Class A (a)	103,100	3,719,848
Air Freight & Logistics Total			6,644,946
Airlines – 0.2%
	Skywest, Inc.	166,200	2,569,452
Airlines Total			2,569,452
Building Products – 1.2%
	Apogee Enterprises, Inc. (b)	79,800	1,894,452
	Gibraltar Industries, Inc.	81,900	1,321,047
	Griffon Corp. (a)(b)	72,100	651,784
	Lennox International, Inc.	155,100	4,997,322
	NCI Building Systems, Inc. (a)(b)	54,100	1,690,084
	Quanex Building Products Corp. (a)(b)	102,200	1,798,720
	Simpson Manufacturing Co., Inc. (b)	102,400	2,701,312
	Universal Forest Products, Inc. (b)	51,800	1,757,574
Building Products Total			16,812,295
Commercial Services & Supplies – 3.3%
	ABM Industries, Inc.	121,000	2,641,430
	Administaff, Inc. (b)	62,500	1,745,000
	Angelica Corp. (b)	26,800	581,828
	Bowne & Co., Inc.	72,100	1,108,177

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	CDI Corp.	37,300	1,063,050
	Consolidated Graphics, Inc. (a)	30,300	1,664,379
	G&K Services, Inc., Class A	54,600	1,910,454
	Healthcare Services Group, Inc. (b)	117,600	2,074,464
	Heidrick & Struggles International, Inc. (b)	47,300	1,355,145
	Interface, Inc., Class A	153,400	2,172,144
	Mobile Mini, Inc. (a)(b)	94,900	2,293,733
	On Assignment, Inc. (a)	97,100	809,814
	School Specialty, Inc. (a)(b)	47,200	1,481,608
	Spherion Corp. (a)	153,100	770,093
	Standard Register Co. (b)	34,600	411,048
	Sykes Enterprises, Inc. (a)	89,500	1,853,545
	Tetra Tech, Inc. (a)	161,100	4,259,484
	TrueBlue, Inc. (a)	120,100	1,748,656
	United Stationers, Inc. (a)(b)	64,000	2,709,760
	Viad Corp.	56,300	1,856,774
	Volt Information Sciences, Inc. (a)(b)	36,700	549,032
	Waste Connections, Inc. (a)	183,725	6,031,692
	Watson Wyatt Worldwide, Inc., Class A	115,900	6,788,263
Commercial Services & Supplies Total			47,879,573
Construction & Engineering – 0.4%
	EMCOR Group, Inc. (a)	178,700	5,244,845
	Insituform Technologies, Inc., Class A (a)(b)	75,300	1,388,532
Construction & Engineering Total			6,633,377
Electrical Equipment – 2.6%
	A.O. Smith Corp. (b)	59,300	2,143,695
	Acuity Brands, Inc. (b)	115,700	6,161,025
	Baldor Electric Co. (b)	126,000	4,435,200
	Belden CDT, Inc. (b)	120,850	5,062,406
	Brady Corp., Class A	148,800	5,760,048
	C&D Technologies, Inc. (a)(b)	70,300	434,454
	II-VI, Inc. (a)	67,300	2,632,103
	MagneTek, Inc. (a)(b)	83,300	374,850
	Regal-Beloit Corp.	85,900	3,994,350
	Vicor Corp. (b)	52,500	592,725
	Woodward Governor Co.	162,500	6,543,875
Electrical Equipment Total			38,134,731

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 0.1%
	Standex International Corp.	34,200	706,230
	Tredegar Corp.	58,900	860,529
Industrial Conglomerates Total			1,566,759
Machinery – 3.9%
	Albany International Corp., Class A (b)	72,100	2,495,381
	Astec Industries, Inc. (a)(b)	52,500	2,042,775
	Barnes Group, Inc. (b)	124,600	3,979,724
	Briggs & Stratton Corp. (b)	136,200	2,008,950
	Cascade Corp. (b)	23,400	1,178,424
	CLARCOR, Inc. (b)	140,800	6,113,536
	EnPro Industries, Inc. (a)(b)	55,400	2,221,540
	Gardner Denver, Inc. (a)	145,400	7,714,924
	Kaydon Corp. (b)	76,200	4,656,582
	Lindsay Corp. (b)	32,400	3,402,000
	Lydall, Inc. (a)	45,200	693,368
	Mueller Industries, Inc.	101,600	3,636,264
	Robbins & Myers, Inc.	94,500	3,826,305
	Toro Co. (b)	102,600	4,009,608
	Valmont Industries, Inc. (b)	47,600	5,466,384
	Wabash National Corp. (b)	84,100	721,578
	Watts Water Technologies, Inc., Class A (b)	81,200	2,302,832
Machinery Total			56,470,175
Marine – 0.6%
	Kirby Corp. (a)	147,200	8,193,152
Marine Total			8,193,152
Road & Rail – 1.3%
	Arkansas Best Corp. (b)	68,900	2,560,324
	Heartland Express, Inc. (b)	155,468	2,394,207
	Knight Transportation, Inc. (b)	157,900	2,883,254
	Landstar System, Inc.	143,900	8,018,108
	Old Dominion Freight Line, Inc. (a)(b)	77,650	2,343,477
Road & Rail Total			18,199,370
Trading Companies & Distributors – 0.5%
	Applied Industrial Technologies, Inc.	99,325	2,738,390
	Kaman Corp.	69,000	1,787,100
	Lawson Products, Inc.	11,400	296,286

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
Watsco, Inc. (b)	67,400	3,134,100
Trading Companies & Distributors Total		7,955,876
INDUSTRIALS TOTAL		248,175,286
INFORMATION TECHNOLOGY – 18.6%
Communications Equipment – 1.3%
Arris Group, Inc. (a)	370,700	3,469,752
Bel Fuse, Inc., Class B (b)	32,500	851,175
Black Box Corp.	48,500	1,391,950
Blue Coat Systems, Inc. (a)(b)	104,700	1,897,164
Comtech Telecommunications Corp. (a)	66,300	3,069,690
Digi International, Inc. (a)	70,400	635,008
Ditech Networks, Inc. (a)(b)	71,400	169,932
Harmonic, Inc. (a)	255,600	2,458,872
NETGEAR, Inc. (a)	96,800	1,838,232
Network Equipment Technologies, Inc. (a)(b)	80,000	391,200
PC-Tel, Inc.	60,100	594,389
Symmetricom, Inc. (a)(b)	126,000	530,460
Tollgrade Communications, Inc. (a)	36,000	191,520
ViaSat, Inc. (a)	72,600	1,563,804
Communications Equipment Total		19,053,148
Computers & Peripherals – 0.7%
Adaptec, Inc. (a)	331,300	1,070,099
Avid Technology, Inc. (a)(b)	88,375	1,896,527
Hutchinson Technology, Inc. (a)(b)	64,600	930,240
Intevac, Inc. (a)	59,100	679,650
Novatel Wireless, Inc. (a)(b)	89,700	924,807
Stratasys, Inc. (a)	57,600	1,253,952
Synaptics, Inc. (a)(b)	65,900	2,818,543
Computers & Peripherals Total		9,573,818
Electronic Equipment & Instruments – 5.9%
Agilysys, Inc. (b)	62,400	651,456
Anixter International, Inc. (a)(b)	82,700	5,376,327
Benchmark Electronics, Inc. (a)	189,425	3,366,082
Brightpoint, Inc. (a)(b)	140,840	1,387,274
Checkpoint Systems, Inc. (a)	109,200	2,835,924
Cognex Corp. (b)	118,800	3,309,768
CTS Corp.	92,400	1,005,312
Daktronics, Inc. (b)	92,500	1,867,575
Electro Scientific Industries, Inc. (a)	76,400	1,207,120

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
FARO Technologies, Inc. (a)(b)	45,700	1,310,219
FLIR Systems, Inc. (a)(b)	376,000	14,821,920
Gerber Scientific, Inc. (a)	64,800	648,648
Insight Enterprises, Inc. (a)	133,500	1,788,900
Itron, Inc. (a)(b)	93,500	9,123,730
Keithley Instruments, Inc.	37,800	387,072
Littelfuse, Inc. (a)	62,200	2,350,538
LoJack Corp. (a)	50,800	469,900
Mercury Computer Systems, Inc. (a)	62,500	554,375
Methode Electronics, Inc., Class A	104,000	1,189,760
MTS Systems Corp.	48,300	1,827,672
Newport Corp. (a)(b)	98,500	1,317,930
Park Electrochemical Corp.	55,700	1,645,935
Photon Dynamics, Inc. (a)(b)	48,600	618,192
Planar Systems, Inc. (a)(b)	48,700	161,684
Plexus Corp. (a)	116,200	3,280,326
RadiSys Corp. (a)	61,500	616,845
Rogers Corp. (a)	49,100	1,924,229
ScanSource, Inc. (a)(b)	71,100	2,130,156
SYNNEX Corp. (a)(b)	46,300	1,150,555
Technitrol, Inc.	112,100	2,236,395
Trimble Navigation Ltd. (a)	332,000	13,226,880
TTM Technologies, Inc. (a)	116,100	1,690,416
Electronic Equipment & Instruments Total		85,479,115
Internet Software & Services – 1.0%
Bankrate, Inc. (a)(b)	36,200	1,828,100
DealerTrack Holdings, Inc. (a)(b)	81,600	1,716,864
InfoSpace, Inc.	94,100	859,133
j2 Global Communications, Inc. (a)(b)	121,700	3,227,484
Knot, Inc. (a)(b)	76,100	883,521
Perficient, Inc. (a)(b)	87,400	927,314
United Online, Inc.	186,000	2,274,780
Websense, Inc. (a)	124,500	2,189,955
Internet Software & Services Total		13,907,151
IT Services – 1.3%
CACI International, Inc., Class A (a)	82,400	4,199,928
CIBER, Inc. (a)	146,600	1,029,132
Cybersource Corp. (a)	188,599	3,660,707

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Gevity HR, Inc. (b)	63,800	476,586
	Mantech International Corp., Class A (a)	53,600	2,703,048
	MAXIMUS, Inc.	50,700	1,864,239
	SI International, Inc. (a)(b)	35,900	879,550
	Startek, Inc. (a)	31,100	269,015
	Wright Express Corp. (a)	107,600	3,441,048
IT Services Total			18,523,253
Semiconductors & Semiconductor Equipment – 3.8%
	Actel Corp. (a)	72,600	1,245,090
	Advanced Energy Industries, Inc. (a)	98,000	1,552,320
	ATMI, Inc. (a)	85,500	2,559,015
	Axcelis Technologies, Inc. (a)	280,100	1,599,371
	Brooks Automation, Inc. (a)	179,630	1,830,430
	Cabot Microelectronics Corp. (a)	64,900	2,407,790
	Cohu, Inc.	63,200	1,081,352
	Cymer, Inc. (a)(b)	83,100	2,569,452
	Diodes, Inc. (a)(b)	88,149	2,488,446
	DSP Group, Inc. (a)	77,600	647,184
	Exar Corp. (a)(b)	127,500	1,002,150
	FEI Co. (a)(b)	99,800	2,339,312
	Kopin Corp. (a)(b)	186,000	563,580
	Kulicke & Soffa Industries, Inc. (a)(b)	146,200	1,035,096
	Micrel, Inc.	141,500	1,358,400
	Microsemi Corp. (a)(b)	214,200	5,869,080
	MKS Instruments, Inc. (a)	125,500	2,956,780
	Pericom Semiconductor Corp. (a)	71,800	1,345,532
	Photronics, Inc. (a)	114,800	1,030,904
	Rudolph Technologies, Inc. (a)(b)	83,500	840,010
	Skyworks Solutions, Inc. (a)(b)	444,100	4,587,553
	Standard Microsystems Corp. (a)(b)	64,000	2,086,400
	Supertex, Inc. (a)(b)	35,300	893,090
	Ultratech, Inc. (a)	64,000	1,024,640
	Varian Semiconductor Equipment Associates, Inc. (a)	207,925	7,907,388
	Veeco Instruments, Inc. (a)(b)	87,300	1,678,779
Semiconductors & Semiconductor Equipment Total			54,499,144

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 4.6%	Ansoft Corp. (a)	43,500	1,586,880
	ANSYS, Inc. (a)	214,600	10,150,580
	Blackbaud, Inc.	123,400	2,919,644
	Captaris, Inc. (a)(b)	73,000	318,280
	Catapult Communications Corp. (a)(b)	25,100	184,987
	Concur Technologies, Inc. (a)(b)	120,700	4,426,069
	Epicor Software Corp. (a)(b)	160,000	1,372,800
	EPIQ Systems, Inc. (a)(b)	85,100	1,403,299
	FactSet Research Systems, Inc. (b)	116,300	7,525,773
	Informatica Corp. (a)	241,100	4,339,800
	JDA Software Group, Inc. (a)	72,700	1,483,080
	Manhattan Associates, Inc. (a)	67,100	1,704,340
	Micros Systems, Inc. (a)	224,600	7,405,062
	Phoenix Technologies Ltd. (a)(b)	75,100	803,570
	Progress Software Corp. (a)	115,300	3,590,442
	Quality Systems, Inc. (b)	48,000	1,580,640
	Radiant Systems, Inc. (a)	73,700	999,372
	Secure Computing Corp. (a)(b)	157,000	836,810
	Smith Micro Software, Inc. (a)(b)	82,800	698,832
	Sonic Solutions (a)(b)	72,200	693,120
	SPSS, Inc. (a)	48,700	1,917,319
	Take-Two Interactive Software, Inc. (a)(b)	210,550	5,699,588
	THQ, Inc. (a)(b)	182,250	3,909,263
	Tyler Technologies, Inc. (a)	93,600	1,475,136
Software Total			67,024,686
INFORMATION TECHNOLOGY TOTAL			268,060,315
MATERIALS – 3.6%
Chemicals – 1.4%
	A. Schulman, Inc.	76,600	1,730,394
	Arch Chemicals, Inc.	68,000	2,586,040
	Georgia Gulf Corp. (b)	94,200	399,408
	H.B. Fuller Co.	144,800	3,601,176
	Material Sciences Corp. (a)	34,000	262,140
	NewMarket Corp.	37,700	2,950,779
	OM Group, Inc. (a)	82,400	3,582,752
	Omnova Solutions, Inc. (a)	116,800	421,648
	Penford Corp.	30,700	668,953
	PolyOne Corp. (a)	255,200	1,975,248
	Quaker Chemical Corp.	28,000	895,160
	Tronox, Inc., Class B (b)	113,500	375,685

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Zep, Inc.	58,550	961,391
Chemicals Total			20,410,774
Construction Materials – 0.5%
	Headwaters, Inc. (a)(b)	115,100	1,251,137
	Texas Industries, Inc. (b)	74,900	5,460,210
Construction Materials Total			6,711,347
Containers & Packaging – 0.3%
	Chesapeake Corp. (a)(b)	54,800	189,060
	Myers Industries, Inc.	77,100	936,765
	Rock-Tenn Co., Class A	91,600	3,269,204
Containers & Packaging Total			4,395,029
Metals & Mining – 1.0%
	A.M. Castle & Co.	44,800	1,470,784
	AMCOL International Corp. (b)	61,000	1,882,460
	Brush Engineered Materials, Inc. (a)(b)	55,900	1,867,619
	Century Aluminum Co. (a)	79,800	5,825,400
	Olympic Steel, Inc.	24,600	1,598,508
	RTI International Metals, Inc. (a)(b)	63,400	2,731,272
Metals & Mining Total			15,376,043
Paper & Forest Products – 0.4%
	Buckeye Technologies, Inc. (a)	107,600	1,144,864
	Deltic Timber Corp. (b)	28,900	1,557,710
	Neenah Paper, Inc.	41,000	871,250
	Schweitzer-Mauduit International, Inc. (b)	42,400	864,960
	Wausau-Mosinee Paper Corp.	137,700	1,308,150
Paper & Forest Products Total			5,746,934
MATERIALS TOTAL			52,640,127
PRIVATE PLACEMENT – 0.0%
Private Placement – 0.0%
	CSF Holdings, Inc. Escrow (a)(c)	2,062	1,464
Private Placement Total			1,464
PRIVATE PLACEMENT TOTAL			1,464
TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
	Fairpoint Communications, Inc. (b)	244,500	2,200,500

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	General Communication, Inc., Class A (a)(b)	123,800	911,168
Diversified Telecommunication Services Total			3,111,668
TELECOMMUNICATION SERVICES TOTAL			3,111,668
UTILITIES – 4.7%
Electric Utilities – 1.1%
	ALLETE, Inc. (b)	71,000	3,153,820
	Central Vermont Public Service Corp.	28,200	573,588
	Cleco Corp.	164,900	4,119,202
	El Paso Electric Co. (a)	123,700	2,673,157
	UIL Holdings Corp. (b)	68,933	2,233,429
	Unisource Energy Corp.	97,000	3,289,270
Electric Utilities Total			16,042,466
Gas Utilities – 3.2%
	Atmos Energy Corp.	246,500	6,751,635
	Laclede Group, Inc. (b)	59,700	2,388,000
	New Jersey Resources Corp. (b)	114,650	3,818,992
	Northwest Natural Gas Co. (b)	72,400	3,300,716
	Piedmont Natural Gas Co. (b)	201,100	5,435,733
	South Jersey Industries, Inc. (b)	81,200	3,105,900
	Southern Union Co.	339,087	9,019,714
	Southwest Gas Corp.	117,900	3,676,122
	UGI Corp.	292,500	7,891,650
Gas Utilities Total			45,388,462
Multi-Utilities – 0.3%
	Avista Corp.	145,300	3,084,719
	CH Energy Group, Inc. (b)	37,200	1,409,136
Multi-Utilities Total			4,493,855
Water Utilities – 0.1%
	American States Water Co. (b)	47,100	1,589,625
Water Utilities Total			1,589,625
UTILITIES TOTAL			67,514,408

	Total Common Stocks (cost of $1,087,831,945)		1,425,092,562

Investment Company – 0.8%
	iShares S&P SmallCap 600 Index Fund	170,000	11,092,500

	Total Investment Company (cost of $11,108,701)		11,092,500

		Shares	Value ($)
Securities Lending Collateral – 25.9%
	State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 2.727%)	373,969,608	373,969,608

	Total Securities Lending Collateral (cost of $373,969,608)		373,969,608

		Par ($)
Short-Term Obligations – 0.7%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
	1.970% 06/19/08(e)(f)	1,000,000	999,625

	Total U.S. Government Obligation		999,625
REPURCHASE AGREEMENT – 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, at 2.130%, due 06/02/08, collateralized by a U.S. Government Agency Obligation maturing 02/06/23, market value $9,929,681 (repurchase proceeds $9,734,728)	9,733,000	9,733,000

	Total Short-Term Obligations (cost of $10,732,625)		10,732,625

	Total Investments – 126.0% (cost of $1,483,642,879)(g)(h)		1,820,887,295

	Other Assets & Liabilities, Net – (26.0)%		(375,535,730)

	Net Assets – 100.0%		1,445,351,565

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,810,153,206	$168,530
Level 2 – Other Significant Observable Inputs	10,732,625	—
Level 3 – Significant Unobservable Inputs	1,464	—
Total	$1,820,887,295	$168,530

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending May 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of March 1, 2008	$1,464	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and or out of Level 3	—	—
Balance as of May 31, 2008	$1,464	$—

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $364,472,364.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	A portion of this security with a market value of $999,625 is pledged as collateral for open futures contracts.
(f)	The rate shown represents the annualized yield at the date of purchase.
(g)	Cost for federal income tax purposes is $1,483,642,879.
(h)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$512,512,983	$(175,268,567)	$337,244,416

At May 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
Russell 2000 Index	20	$7,487,000	$7,318,470	Jun -2008	$168,530

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Small Cap Value Fund II

		Shares	Value ($)*
Common Stocks – 96.2%
CONSUMER DISCRETIONARY – 9.4%
Auto Components – 0.6%
	Tenneco Automotive, Inc. (a)	325,000	7,793,500
Auto Components Total			7,793,500
Diversified Consumer Services – 0.8%
	Stewart Enterprises, Inc., Class A	1,700,000	11,730,000
Diversified Consumer Services Total			11,730,000
Hotels, Restaurants & Leisure – 2.0%
	Bally Technologies, Inc. (a)	292,500	13,165,425
	Papa John’s International, Inc. (a)	520,000	15,303,600
Hotels, Restaurants & Leisure Total			28,469,025
Household Durables – 1.4%
	Helen of Troy Ltd. (a)	530,000	9,471,100
	Tupperware Brands Corp.	262,000	10,034,600
Household Durables Total			19,505,700
Leisure Equipment & Products – 0.7%
	Callaway Golf Co.	800,000	10,160,000
Leisure Equipment & Products Total			10,160,000
Media – 0.8%
	World Wrestling Entertainment, Inc.	651,109	10,840,965
Media Total			10,840,965
Specialty Retail – 2.0%
	Brown Shoe Co., Inc.	542,600	9,164,514
	Pier 1 Imports, Inc. (a)	1,710,000	12,329,100
	Sonic Automotive, Inc., Class A	380,000	7,087,000
Specialty Retail Total			28,580,614
Textiles, Apparel & Luxury Goods – 1.1%
	Warnaco Group, Inc. (a)	324,000	15,613,560
Textiles, Apparel & Luxury Goods Total			15,613,560
CONSUMER DISCRETIONARY TOTAL			132,693,364
CONSUMER STAPLES – 5.4%
Food & Staples Retailing – 1.7%
	Great Atlantic & Pacific Tea Co., Inc. (a)	520,000	12,963,600
	Winn-Dixie Stores, Inc. (a)	595,800	10,754,190
Food & Staples Retailing Total			23,717,790
Food Products – 1.0%
	Sanderson Farms, Inc.	290,000	14,479,700
Food Products Total			14,479,700

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 2.0%
	Chattem, Inc. (a)	126,000	7,838,460
	Inter Parfums, Inc.	407,233	10,250,054
	Nu Skin Enterprises, Inc., Class A	580,000	9,941,200
Personal Products Total			28,029,714
Tobacco – 0.7%
	Universal Corp.	202,242	10,033,226
Tobacco Total			10,033,226
CONSUMER STAPLES TOTAL			76,260,430
ENERGY – 7.0%
Energy Equipment & Services – 2.9%
	Complete Production Services, Inc. (a)	186,300	5,339,358
	Exterran Holdings, Inc. (a)	190,000	13,968,800
	Hercules Offshore, Inc. (a)	159,200	5,400,064
	Oil States International, Inc. (a)	275,000	16,065,500
Energy Equipment & Services Total			40,773,722
Oil, Gas & Consumable Fuels – 4.1%
	Arlington Tankers Ltd.	510,000	11,867,700
	EXCO Resources, Inc. (a)	575,000	14,340,500
	Massey Energy Co.	285,000	18,416,700
	Nordic American Tanker Shipping	350,000	13,391,000
Oil, Gas & Consumable Fuels Total			58,015,900
ENERGY TOTAL			98,789,622
FINANCIALS – 25.6%
Capital Markets – 2.6%
	Apollo Investment Corp.	643,267	11,610,970
	Knight Capital Group, Inc., Class A (a)	680,000	12,110,800
	Lazard Ltd., Class A	340,000	12,950,600
Capital Markets Total			36,672,370
Commercial Banks – 8.3%
	Bancorpsouth, Inc.	610,000	14,438,700
	Community Bank System, Inc.	543,000	13,102,590
	First Midwest Bancorp, Inc.	378,000	9,865,800
	Frontier Financial Corp.	505,000	7,423,500
	Fulton Financial Corp.	1,105,000	13,945,100
	Independent Bank Corp.	430,000	12,599,000
	Pacific Capital Bancorp	380,000	7,577,200
	Prosperity Bancshares, Inc.	455,000	14,532,700
	SVB Financial Group (a)	239,200	12,259,000

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Umpqua Holdings Corp.	850,000	11,849,000
Commercial Banks Total			117,592,590
Insurance – 6.2%
	Argo Group International Holdings Ltd. (a)	327,600	12,642,084
	Aspen Insurance Holdings Ltd.	410,000	10,479,600
	Assured Guaranty Ltd.	540,000	12,474,000
	Delphi Financial Group, Inc., Class A	390,000	11,267,100
	National Financial Partners Corp.	581,600	14,202,672
	NYMAGIC, Inc.	200,000	4,542,000
	Platinum Underwriters Holdings Ltd.	370,000	13,123,900
	Zenith National Insurance Corp.	203,100	8,195,085
Insurance Total			86,926,441
Real Estate Investment Trusts (REITs) – 7.1%
	Alexandria Real Estate Equities, Inc.	150,000	15,645,000
	Capstead Mortgage Corp.	884,000	12,110,800
	Digital Realty Trust, Inc.	365,000	15,439,500
	LTC Properties, Inc.	520,000	14,456,000
	Mid-America Apartment Communities, Inc.	260,000	14,554,800
	OMEGA Healthcare Investors, Inc.	780,000	13,899,600
	Tanger Factory Outlet Centers, Inc.	360,000	13,766,400
Real Estate Investment Trusts (REITs) Total			99,872,100
Thrifts & Mortgage Finance – 1.4%
	Federal Agricultural Mortgage Corp., Class C	330,000	9,556,800
	First Niagara Financial Group, Inc.	750,000	10,627,500
Thrifts & Mortgage Finance Total			20,184,300
FINANCIALS TOTAL			361,247,801
HEALTH CARE – 8.2%
Health Care Equipment & Supplies – 2.6%
	Datascope Corp.	250,000	10,680,000
	Haemonetics Corp. (a)	235,000	13,244,600
	Invacare Corp.	514,900	9,360,882
	Medical Action Industries, Inc. (a)	260,586	3,460,582
Health Care Equipment & Supplies Total			36,746,064
Health Care Providers & Services – 4.7%
	Centene Corp. (a)	690,000	14,565,900
	Kindred Healthcare, Inc. (a)	386,100	10,652,499
	Magellan Health Services, Inc. (a)	320,000	12,880,000
	Owens & Minor, Inc.	320,000	15,193,600

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	PharMerica Corp. (a)	630,000	12,896,100
Health Care Providers & Services Total			66,188,099
Life Sciences Tools & Services – 0.9%
	Varian, Inc. (a)	245,000	13,595,050
Life Sciences Tools & Services Total			13,595,050
HEALTH CARE TOTAL			116,529,213
INDUSTRIALS – 20.3%
Aerospace & Defense – 3.8%
	AAR Corp. (a)	370,000	7,133,600
	BE Aerospace, Inc. (a)	265,000	9,261,750
	DRS Technologies, Inc.	181,100	14,267,058
	Esterline Technologies Corp. (a)	200,000	12,386,000
	Triumph Group, Inc.	160,000	9,950,400
Aerospace & Defense Total			52,998,808
Airlines – 0.5%
	Alaska Air Group, Inc. (a)	345,000	6,737,850
Airlines Total			6,737,850
Commercial Services & Supplies – 7.0%
	ABM Industries, Inc.	725,000	15,826,750
	Bowne & Co., Inc.	410,000	6,301,700
	CBIZ, Inc. (a)	750,000	6,390,000
	Comfort Systems USA, Inc.	950,000	12,730,000
	Consolidated Graphics, Inc. (a)	200,000	10,986,000
	Cornell Companies, Inc. (a)	575,000	12,788,000
	Deluxe Corp.	525,500	11,839,515
	FTI Consulting, Inc. (a)	120,800	7,255,248
	Watson Wyatt Worldwide, Inc., Class A	260,000	15,228,200
Commercial Services & Supplies Total			99,345,413
Electrical Equipment – 2.4%
	AZZ, Inc. (a)	415,000	13,022,700
	C&D Technologies, Inc. (a)	1,245,000	7,694,100
	JA Solar Holdings Co., Ltd., ADR (a)	610,000	12,974,700
Electrical Equipment Total			33,691,500
Machinery – 3.9%
	Actuant Corp., Class A	425,000	15,516,750
	AGCO Corp. (a)	130,000	7,855,900
	Barnes Group, Inc.	460,000	14,692,400
	Gardner Denver, Inc. (a)	320,000	16,979,200
Machinery Total			55,044,250

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 1.0%
	Eagle Bulk Shipping, Inc.	425,000	14,169,500
Marine Total			14,169,500
Road & Rail – 0.6%
	Werner Enterprises, Inc.	480,000	9,091,200
Road & Rail Total			9,091,200
Trading Companies & Distributors – 1.1%
	GATX Corp.	325,000	16,025,750
Trading Companies & Distributors Total			16,025,750
INDUSTRIALS TOTAL			287,104,271
INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 0.6%
	Brocade Communications Systems, Inc. (a)	1,150,000	9,269,000
Communications Equipment Total			9,269,000
Electronic Equipment & Instruments – 2.6%
	Insight Enterprises, Inc. (a)	600,000	8,040,000
	MTS Systems Corp.	200,000	7,568,000
	Rofin-Sinar Technologies, Inc. (a)	244,900	8,667,011
	Rogers Corp. (a)	310,000	12,148,900
Electronic Equipment & Instruments Total			36,423,911
Internet Software & Services – 1.0%
	Ariba, Inc. (a)	950,000	14,098,000
Internet Software & Services Total			14,098,000
Semiconductors & Semiconductor Equipment – 3.2%
	Cypress Semiconductor Corp. (a)	520,000	14,497,600
	IXYS Corp. (a)	827,952	9,653,920
	Skyworks Solutions, Inc. (a)	1,240,000	12,809,200
	Ultra Clean Holdings (a)	800,000	8,344,000
Semiconductors & Semiconductor Equipment Total			45,304,720
Software – 1.4%
	Lawson Software, Inc. (a)	1,140,000	9,940,800
	Mentor Graphics Corp. (a)	835,200	9,730,080
Software Total			19,670,880
INFORMATION TECHNOLOGY TOTAL			124,766,511
MATERIALS – 6.8%
Chemicals – 2.2%
	Olin Corp.	720,000	16,200,000
	Rockwood Holdings, Inc. (a)	400,000	14,688,000
Chemicals Total			30,888,000

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 2.1%
	Crown Holdings, Inc. (a)	495,000	14,280,750
	Rock-Tenn Co., Class A	425,000	15,168,250
Containers & Packaging Total			29,449,000
Metals & Mining – 1.8%
	Carpenter Technology Corp.	195,000	10,764,000
	Olympic Steel, Inc.	220,000	14,295,600
Metals & Mining Total			25,059,600
Paper & Forest Products – 0.7%
	Schweitzer-Mauduit International, Inc.	490,000	9,996,000
Paper & Forest Products Total			9,996,000
MATERIALS TOTAL			95,392,600
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.7%
	Cincinnati Bell, Inc. (a)	2,300,000	9,683,000
Diversified Telecommunication Services Total			9,683,000
TELECOMMUNICATION SERVICES TOTAL			9,683,000
UTILITIES – 4.0%
Electric Utilities – 0.9%
	Westar Energy, Inc.	500,000	12,000,000
Electric Utilities Total			12,000,000
Gas Utilities – 2.0%
	Atmos Energy Corp.	470,000	12,873,300
	New Jersey Resources Corp.	475,000	15,822,250
Gas Utilities Total			28,695,550
Multi-Utilities – 1.1%
	Integrys Energy Group, Inc.	295,000	15,148,250
Multi-Utilities Total			15,148,250
UTILITIES TOTAL			55,843,800

	Total Common Stocks (cost of $1,260,388,138)		1,358,310,612

		Par ($)
Short-Term Obligation – 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 12/04/12, market value $53,075,900 (repurchase proceeds $52,040,236)	52,031,000	52,031,000

	Total Short-Term Obligation (cost of $52,031,000)		52,031,000

6

Total Investments – 99.9% (cost of $1,312,419,138)(b)(c)	$1,410,341,612

Other Assets & Liabilities, Net – 0.1%	1,978,161

Net Assets – 100.0%	$1,412,319,773

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$1,358,310,612	$—
Level 2 – Other Significant Observable Inputs	52,031,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,410,341,612	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,312,419,138.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$185,926,604	$(88,004,130)	$97,922,474

Acronym	Name
ADR	American Depositary Receipt

7

Item  2.       Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.        Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	July 22, 2008